File No. 33-81784

811-8642

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

☒	Registration Under the Securities Act of 1933

☐	Pre-Effective Amendment Number

☒	Post Effective Amendment Number 26

And/or

☒	Registration Statement Under the Investment Company Act of 1940

☒	Amendment No. 23

Ohio National Variable Account D

(Exact Name of Registrant)

The Ohio National Life Insurance Company

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Senior Associate Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Richard T. Choi

Jorden Burt LLP

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2012 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Retirement Advantage

Ohio National Variable Account D

The Ohio National Life Insurance Company

One Financial Way Montgomery, Ohio 45242 1-888-366-6654

This prospectus offers a group variable annuity contracts allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides details regarding your group variable annuity contract. For additional details, please consult your contract.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The group variable annuity contracts are designed for:

•

annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

•	other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

•	state and municipal deferred compensation plans and

•	non-tax-qualified plans.

The minimum contribution amount is $25 per participant, unless we otherwise consent. You may make additional contributions at any time, but not more often than biweekly, unless we otherwise consent. Generally, your plan governs the maximum amounts that may be contributed.

You may direct the allocation of your purchase payment to one or more (but we may limit you to not more than 18 variable) investment options of Ohio National Variable Account D (“VAD”) and the Guaranteed Account. VAD is a separate account of The Ohio National Life Insurance Company (“Ohio National Life”). The assets of VAD are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., AIM Variable Insurance Funds, Calvert Variable Series Fund, Inc., Dreyfus Variable Investment Fund, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Financial Investors Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Janus Adviser Series, J.P. Morgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, and The Universal Institutional Funds, Inc. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about other funds that are not available for these contracts.

You may withdraw all or part of the contracs value to provide plan benefits at no charge. Amounts withdrawn may be subject to federal income tax penalties. We may charge you a surrender charge of up to 7% of the amounts withdrawn other than for plan benefits (up to a maximum of 9% of all contributions). Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

Keep this prospectus for future reference. It sets forth the information about VAD and the variable annuity contracts that you should know before investing. Additional information about VAD has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2012. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.

May 1, 2012

Form V-4827	1

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus should be accompanied by the current Fund prospectus.

Form V-4827	2

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)
Money Market Portfolio	Ohio National Investments, Inc.
Equity Portfolio	(Legg Mason Capital Management, Inc.)
Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation portfolio)	(Suffolk Capital Management, LLC)
S&P 500® Index Portfolio	Ohio National Investments, Inc.
International Portfolio	(Federated Global Investment Management Corp.)
International Small-Mid Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)
Millennium Portfolio (small cap growth)	(Neuberger Berman Management, LLC)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity Portfolio	(Goldman Sachs Asset Management L.P.)
Capital Growth Portfolio	(Eagle Asset Management, Inc.)
High Income Bond Portfolio	(Federated Investment Management Company)
Strategic Value Portfolio	(Federated Equity Management Company of Pennsylvania)
Small Cap Growth Portfolio	(Janus Capital Management, LLC)
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
U.S. Equity Portfolio	(ICON Advisers, Inc.)
Balanced Portfolio	(ICON Advisers, Inc.)
Income Opportunity Portfolio	(ICON Advisers, Inc.)
Target VIP Portfolio (large cap growth)	(First Trust Advisors, L.P.)
Target Equity/Income Portfolio	(First Trust Advisors, L.P.)
Bristol Growth Portfolio	(Suffolk Capital Management, LLC)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Fund Invesco V.I. Balanced-Risk Allocation Fund	Invesco Advisers, Inc. Invesco Advisers, Inc.
Calvert Variable Series, Inc.
Calvert VP SRI Equity Portfolio	Calvert Investment Management, Inc.
Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Federated Insurance Series
Federated Kaufmann Fund II (multi cap growth) (Service Shares) Federated Managed Volatility Fund II	Federated Equity Management Company of Pennsylvania (Federated Investment Management Company)
Fidelity® Variable Insurance Products Fund (Service Class 2)
VIP Contrafund® Portfolio (a value fund)	Fidelity Management & Research Company
VIP MidCap Portfolio	Fidelity Management & Research Company
VIP Growth Portfolio	Fidelity Management & Research Company
VIP Equity-Income Portfolio	Fidelity Management & Research Company
VIP Real Estate Portfolio	Fidelity Management & Research Company
Financial Investors Variable Insurance Trust (Class II)
Ibbotson Conservative ETF Asset Allocation Portfolio(1)	ALPS Advisers, Inc.

Form V-4827	3

Ibbotson Income and Growth ETF Asset Allocation Portfolio(1)	ALPS Advisers, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio(1)	ALPS Advisers, Inc.
Ibbotson Growth ETF Asset Allocation Portfolio(1)	ALPS Advisers, Inc.
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio(1)	ALPS Advisers, Inc.
Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund (Class 2)	Franklin Advisers, Inc.
Franklin Flex Cap Growth Securities Fund (Class 2)	Franklin Advisers, Inc.
Templeton Foreign Securities Fund (Class 2)	Templeton Investment Counsel, LLC
Franklin Templeton VIP Founding Funds Allocation Fund(1) (Class 4)	Franklin Templeton Services, LLC(2)
Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Large Cap Value Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Structured(sm) U.S. Equity Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Strategic Growth Fund	Goldman Sachs Asset Management, L.P.
Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Global Natural Resources	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Science and Technology	Waddell & Reed Investment Management Company (WRIMCO)
Janus Aspen Series (Service Shares)
Janus Portfolio (long-term growth of capital consistent with preservation of capital)	Janus Capital Management LLC
Overseas Portfolio	Janus Capital Management LLC
Worldwide Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC
J.P. Morgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.
Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Multi-Asset Targeted Volatility Portfolio	Lazard Asset Management LLC
Legg Mason Partners Variable Equity Trust (Class I Shares)
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio	(ClearBridge Advisors, LLC)
Legg Mason ClearBridge Variable Equity Income Builder Portfolio	(ClearBridge Advisors, LLC)
Legg Mason ClearBridge Variable Large Cap Value Portfolio Legg Mason Dynamic Multi-Strategy VIT Portfolio(1)	(ClearBridge Advisors, LLC) (Legg Mason Global Asset Allocation, LLC and Western Asset Management Company)

Form V-4827	4

MFS® Variable Insurance Trust(sm) (Service Class)
MFS® Investors Growth Stock Series	Massachusetts Financial Services Company
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company
Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman Management, LLC
Northern Lights Variable Trust (Class 2 shares)
TOPS™ Protected Balanced ETF Portfolio(1)	(Milliman, Inc.)
TOPS™ Protected Moderate Growth ETF Portfolio(1)	(Milliman, Inc.)
TOPS™ Protected Growth ETF Portfolio(1)	(Milliman, Inc.)

Form V-4827	5

Form V-4827	6

Glossary

Accumulation Units – Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annuitant – A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit – After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Fund – A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

Notice – A written form acceptable to us, signed by you and received at our home office (the address listed on the first page of the prospectus).

Subaccount – A subdivision of VAD. The assets of each subaccount are invested in a corresponding available Fund.

Surrender – To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period – A period of time usually ending at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAD (Variable Account D) – A separate account of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National’s general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

Withdraw – To receive part of the contract’s value without entirely redeeming or surrendering the contract.

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses

	Years	Charges
Surrender Charge (This charge is a percentage of value withdrawn; the percentage varies with the number of years from the establishment of each participant’s account. No charge for withdrawals for plan payments.)	1st	7%
	2nd	6%
	3rd	5%
	4th	4%
	5th	3%
	6th	2%
	7th	1%
	8th and later	0%

Transfer Fee (this fee is currently being waived) $5

Premium Tax (charged upon annuitization) 0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Form V-4827	7

Separate Account Annual Expenses (as a percentage of average account value)

Mortality and Expense Risk Fees	1.00%
Account Expenses	0.35%

Total Separate Account Annual Expenses	1.35%

The next item shows the minimum and maximum total operating expenses incurred by the Funds during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum without waivers	Maximum without waivers
Total Annual Fund Operating Expenses (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)	0.36%	3.37%

Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the most expensive available Fund.

The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization, surrender or when assessed. If the premium taxes were reflected, the charges would be higher.

The Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,174	$1,996	$2,926	$6,005

(2)	If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$472	$1,492	$2,622	$6,005

FINANCIAL STATEMENTS

The complete financial statements of VAD and Ohio National Life, are included in the Statement of Additional Information.

ACCUMULATION UNIT VALUES

Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

Form V-4827	8

This series of variable annuity contracts began on January 25, 1995. Since then, the following changes have been made to available Funds:

March 31, 1995	Ohio National Fund International Small Company and Aggressive Growth portfolios were added.

January 3, 1997	Ohio National Fund S&P 500 Index, Small Cap Growth (originally called Core Growth), Mid Cap Opportunity (originally called Growth & Income) and Social Awareness portfolios were added.

November 1, 1999

Ohio National Fund Capital Growth, High Income Bond, Equity Income and Blue Chip portfolios, the Dow Target Variable Funds, the Goldman Sachs Variable Insurance Trust funds, the Janus Adviser series funds, the Lazard Retirement Series portfolios, the Strong Variable Insurance Funds and the Van Kampen (formerly Morgan Stanley) Universal Institutional Funds (Class I) U.S. Real Estate portfolio were added.

May 1, 2000	Ohio National Fund Nasdaq-100 Index portfolio and Fidelity Variable Insurance Products (Fidelity) portfolios were added;.

May 1, 2001	Dow Target Variable Fund and Strong Multi Cap Value Fund II (formerly called Strong Schafer Value Fund II) was no longer available in new contracts.

November 1, 2001	J.P. Morgan Series Trust portfolios and MFS Variable Insurance Trust funds were added.

May 1, 2002	Ohio National Fund Bristol and Bryton Growth portfolios were added.

August 1, 2002	PIMCO Variable Insurance Trust portfolios were added.

May 1, 2003

Calvert Variable Series, Inc. Social Equity portfolio replaced Ohio National Fund Social Awareness portfolio through merger. Dreyfus Variable Investment Fund and Royce Capital Fund were added. The Dow Target Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers.

October 1, 2003

Fidelity VIP Equity-Income portfolio added. Janus Adviser International Portfolio, PBHG Insurance Fund, The Prudential Series Fund, UBS Series Trust and Van Kampen Core Plus Fixed Income Portfolio were added.

May 1, 2004	PBHG Technology & Communications portfolio and Strong Variable Insurance Funds no longer available for new contracts.

May 1, 2005

Ohio National Fund U.S. Equity, Balanced and Covered Call portfolios were added. Franklin Templeton Variable Insurance Products Trust (Class 2 Shares) Franklin Income Securities Fund, Franklin Flex Cap Growth Securities Fund and Templeton Foreign Securities Fund were added. Lazard Retirement Series International Equity Portfolio and Lazard Retirement Equity Portfolio were added. Salomon Brothers Variable Series Funds Inc. All Cap Fund, Total Return Fund and Investors Fund were added.

May 1, 2006

Salomon Brothers Variable Series Funds, Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. Goldman Sachs COREsm U.S. Equity Fund changed its name to Goldman Sachs Structured U.S. Equity Fund.

Form V-4827	9

May 1, 2007

Ohio National Fund Covered Call Portfolio changed its name to Income Opportunity Portfolio. Legg Mason Partners Variable Equity Trust replaced Legg Mason Partners Variable Portfolio I, Inc. through reorganization. Legg Mason Partners Variable Fundamental Value Portfolio replaced the All Cap Portfolio through reorganization and Legg Mason Partners Capital and Income Portfolio replaced the Total Return Portfolio through reorganization. The Lazard Retirement Equity Portfolio was renamed Lazard Retirement U.S. Strategic Equity Portfolio.

May 1, 2008

Ohio National Fund Target VIP, Target Equity/Income and Bristol Growth portfolios added. Financial Investors Variable Insurance Trust’s Ibbotson Conservative, Income and Growth, Balanced, Growth and Aggressive Growth ETF Asset Allocation Portfolios were added. Neuberger Berman Advisers Management Trust Regency Portfolio was added. Legg Mason Partners Variable Capital and Income Portfolio was added. Van Kampen Universal Institutional Funds International Growth Equity and Equity Growth Portfolios were added. Ohio National Fund Blue Chip Portfolio changed its name to Strategic Value Portfolio.

August 1, 2008	Ohio National Fund International Small Company Portfolio changed its name to International Small-Mid Company Portfolio.

September 10, 2008

Janus Adviser Series (Class S Shares) Janus Adviser Large Cap Growth Fund, Janus Adviser Worldwide Fund, Janus Adviser Balanced Fund, Janus International Growth Fund were no longer available for new contracts.

April 24, 2009

J.P. Morgan Series Trust II JPMorgan Mid Cap Value Portfolio was merged with J.P. Morgan Insurance Trust Diversified Mid Cap Value Portfolio and was renamed JPMorgan Insurance Trust Mid Cap Value Portfolio. J.P. Morgan Series Trust II JPMorgan Small Company Portfolio was merged with J.P. Morgan Insurance Trust Small Cap Equity Portfolio and was renamed JPMorgan Insurance Trust Small Cap Core Portfolio.

May 1, 2009

Ivy Variable Insurance Portfolios Ivy Funds VIP Asset Strategy, Ivy Funds VIP Global Natural Resources and Ivy Funds VIP Science and Technology added. PIMCO Variable Insurance Trust CommodityRealReturn® Strategy Portfolio added. Janus Aspen Series Large Cap Growth Portfolio changed its name to Janus Portfolio. Janus Aspen Series International Growth Portfolio changed its name to Overseas Portfolio. Janus Aspen Series Worldwide Growth Portfolio changed its name to Worldwide Portfolio.

April 30, 2010

Goldman Sachs Variable Insurance Trust Growth and Income Fund changed its name to Large Cap Value Fund and Capital Growth Fund changed its name to Strategic Growth Fund. Legg Mason Partners Variable Equity Trust Legg Mason ClearBridge Variable Fundamental Value Portfolio changed its name to Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio and Legg Mason ClearBridge Variable Investors Portfolio changed its name to Legg Mason ClearBridge Variable Large Cap Value Portfolio.

Form V-4827	10

June 3, 2010

The Universal Institutional Funds, Inc. Morgan Stanley UIF International Growth Equity Portfolio was merged with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund.

January 7, 2011	ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio was liquidated.

April 8, 2011	The Dow® Target Variable Fund LLC portfolios were liquidated.

April 29, 2011

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund was merged into Invesco V.I. International Growth Fund. The Universal Institutional Funds, Inc. Morgan Stanley UIF Capital Growth Portfolio was renamed Morgan Stanley UIF Growth Portfolio.

May 1, 2012

Alliance Bernstein Variable Products Series Fund, Inc. Dynamic Asset Allocation Portfolio and Northern Lights Variable Trust TOPS™ Protected Balanced ETF Portfolio, TOPS™ Protected Moderate Growth ETF Portfolio and TOPS™ Protected Growth ETF Portfolio were added. AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Balanced-Risk Allocation Fund, Federated Insurance Series Federated Managed Volatility Fund II and Legg Mason Partners Variable Equity Trust Legg Mason Dynamic Multi-Strategy VIT Portfolio were added. Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund, Lazard Retirement Series, Inc. Lazard Retirement Multi-Asset Targeted Volatility Portfolio and PIMCO Variable Insurance Trust PIMCO Global Diversified Allocation Portfolio were added. Neuberger Berman Advisers Management Trust AMT Regency Portfolio changed its name to AMT Mid Cap Intrinsic Value Portfolio.

Ohio National Life

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $30.6 billion and equity of approximately $1.9 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242.

Ohio National Variable Account VAD

We established VAD on August 1, 1969 as a separate account under Ohio law for the purpose of funding variable annuity contracts. (Until 1993, VAD was used to fund group variable annuity contracts unrelated to the contracts offered in this prospectus. Those unrelated group variable annuity contracts are now funded through another separate account.) Contributions for the contracts are allocated to one or more subaccounts of VAD. However, we may limit you to no more than 18 investment options at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAD is credited to or charged against VAD without regard to our other income, gains or losses. The assets maintained in VAD will not be charged with any liabilities

Form V-4827	11

arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAD is registered as unit investment trusts under the Investment Company Act of 1940.

The assets of each subaccount of VAD is invested at net asset value in Fund shares.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

The Funds

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund’s average daily net assets that are allocated to VAD. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for this contract. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 1-800-366-6654

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

Mixed and Shared Funding

In addition to being offered to VAD, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares

Form V-4827	12

may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAD’s participation in a Fund. Material conflicts could result from such things as:

•	changes in state insurance law;

•	changes in federal income tax law;

•	changes in the investment management of any Fund; or

•	differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAD at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAD, for which no timely instructions are received, in proportion to the instructions that we do receive for each of VAD. There is no minimum number of contract owners needed to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company (“ONESCO”), a wholly-owned subsidiary of ours, or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONESCO, ONEQ and the other broker dealers are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority. We pay ONEQ up to 5.00% of purchase payments. ONEQ then pays part of that amount to ONESCO and the other broker dealers. The amounts may vary by broker-dealer. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Contributions on which nothing is paid to registered representatives may not be included in amounts on which we pay sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. The address of ONESCO and ONEQ is One Financial Way, Montgomery, Ohio 45242.

Form V-4827	13

Deductions and Expenses

Surrender Charge

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value (except to make plan payments). The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. This surrender charge is a percentage of the contract value withdrawn. This percent varies by the number of years from the date the participant’s account was established under the contract until the day the withdrawal occurs as follows:

Contract Years	Percentage
1st	7%
2nd	6%
3rd	5%
4th	4%
5th	3%
6th	2%
7th	1%
8th and later	0%

The total of all surrender charges together with any distribution expense risk charges made against any participant account will never exceed 9% of the total contributions made to that participant account. If the trustee of a retirement plan qualifying under Section 401, 403(b), or 457 of the Code uses values of at least $250,000 from an Ohio National Life individual or group annuity to provide the first purchase payment for a contract offered under this prospectus, this contract will be treated (for purposes of determining the withdrawal charge) as if each existing participant’s account funded with any portion of that first purchase payment had been established at the same time as the original annuity (or the same time the individual annuity was issued to the participant) and as if the purchase payments made for the fixed annuity had been made for this contract. This does not apply to participants added after this contract is issued.

Deduction for Account Expenses

At the end of each valuation period we deduct an amount equal to 0.35% on an annual basis of the contract value. This deduction reimburses us for expenses. Examples of these expenses are expenses for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk

We guarantee that until annuity payments begin the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.00% of the contract value on an annual basis. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.40% for mortality risk, and 0.60% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

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Limitations on Deductions

The contracts provide that we may reduce the deductions for administrative expense, mortality and expense risks, and distribution expense risk at any time. Each of these deductions may be increased for new contracts, not more often than annually, and the total of all these deductions may never exceed 1.35% per year.

Transfer Fee

We may charge a transfer fee of $5 for each transfer of a participant’s account values from one or more subaccounts to another. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We are not currently charging this fee. Other restrictions may apply to transfers. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your Contract Value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your Contract Value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses.

Description of the Contracts

Accumulation

Contribution Provisions

The contracts provide for minimum contributions of $25 per participant, unless we otherwise consent. Your plan defines the maximum contributions allowed. You may make contributions at any time but not more often than biweekly, unless we otherwise consent. We may agree to modify any of these limits. If the check for your contribution is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

Accumulation Units

The Contract Value is measured by accumulation units. These units are credited to the contract when you make each contribution. (See “Crediting Accumulation Units”, below). The number of units remains constant between contributions, but their dollar value varies with the investment results of each Fund to which payments are allocated.

Crediting Accumulation Units

Your registered representative will send an order or application, together with the first purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within

Form V-4827	15

two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days. You must send any additional purchase payments directly to our home office. They will then be applied to your contract according to you allocation instructions to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office. Except as detailed in the paragraph above, payments received after 4 p.m. (Eastern time) at our home office on a valuation period (earlier when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

Allocation of Contributions

You may allocate your Contract Values among up to 18 investment options, including the variable Funds and the Guaranteed Account. The amount you allocate to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future contributions at any time by sending written notice to our home office.

Accumulation Unit Value and Contract Value

We set the original accumulation unit value of each subaccount of VAD for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

(1)	the net asset value the corresponding Fund share at the end of a valuation period, plus

(2)	the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3)	a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount, (no federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin, you may surrender (totally withdraw the value of) your contract, or you may withdraw part of the contract value. You must make all surrender or withdrawal requests by providing Notice to us. The surrender charge may apply to these transactions. That charge is taken from the total amount withdrawn.

Unless, you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any charges. We will pay you within seven days after we receive your request. However, we may defer

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payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status.”

If you request a surrender or withdrawal before your purchase payment clears the banking system, we may delay mailing your proceeds until the check for the purchase payment has cleared. We require the return of the contract or the execution of an affidavit indicating the contract has been lost in the case of a surrender.

The right to withdraw may be suspended or the date of payment postponed:

•

for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

•

for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

•	such other periods as the Commission may order to protect security holders.

Transfers among Subaccounts

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $500 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Guaranteed Account value (or $1,000, if greater) as of the beginning of a calendar year may be transferred to variable Funds during that calendar year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program, if offered) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not honored. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such services are in addition to any contract charges. We do not endorse, approve or recommend these services.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio manager from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict, reject or cancel purchase and exchange orders which we believe represent excessive or disruptive trading. We will contact you the next business day by telephone to inform you that your requested transaction has been rejected. If we are unable to contact you by telephone, we will contact you or your registered representative in writing to inform you of the rejected transaction. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension

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of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, the contract values will only be permitted to be transferred to the money market portfolio and all other transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading as described in this section and market timing will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits you may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the portfolios involved in the transfer;

•	The investment objectives of the particular portfolios involved in your transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

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We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Effective Time for Purchase, Transfer and Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) will not become effective until the next business day.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at 1-877-777-1112, #1 or by accessing our web site at any time at www.ohionational.com. You may also make transfers and change allocations on our website. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize its use.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Payment of Plan Benefits

At the contract owner’s request, and upon receipt of due proof of a participant’s death, disability, retirement or termination of employment, we will apply that participant’s account value to provide a benefit prescribed by the plan. No withdrawal charge will be made in connection with the payment of these plan benefits.

Guaranteed Account

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We will invest our general assets at our discretion as allowed by Ohio law.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

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We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

•	the amount of deposits allocated to, and transfers into, the Guaranteed Account, plus

•	interest credited at the rate of 3% per year (unless such lower rate is permitted by state law) compounded annually, plus

•	any additional excess interest we may credit to guaranteed values, minus

•	any withdrawals and transfers from the guaranteed values, minus

•	any withdrawal charges, state premium taxes and transfer fees.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings. (See Deductions and Expenses.) However, in addition to any applicable withdrawal charge, we may assess a liquidation charge as described below.

Contract values credited to the Guaranteed Account are allocated to an investment cell. A cell is a partition of the Guaranteed Account by the time period in which the contract value is credited to the Guaranteed Account (either from a contribution or a transfer into the Guaranteed Account). Earlier cells may be aggregated into a single cell.

We credit interest to each cell at a rate declared by us. This rate will not be reduced more than once a year. Amounts withdrawn from or charged against a participant’s account decrease the balances in the cells within that participant’s account on a last-in first-out basis. Only when the most recently established cell’s balance is zero will the next previously established cell’s balance be reduced.

We assess a liquidation charge for withdrawals made from a participant’s portion of the Guaranteed Account. This is a percent of the balance withdrawn from a cell. The percentage equals ten times x minus y (but never less than 0%), where:

x is the annual effective interest rate we declare for the cell fo new contract contributions as of the date of withdrawal, and

y is the annual effective interest rate for the cell from which a withdrawal is being made at the time of withdrawal.

The liquidation charge never exceeds the difference between the amount of the participant’s contract value allocated to the Guaranteed Account and the participant’s minimum Guaranteed Account value. The participant’s minimum Guaranteed Account value equals the participant’s net purchase payments and transfers allocated to the Guaranteed Account, less withdrawals and transfers from the Guaranteed Account, accumulated at an annual effective interest rate of 3% (unless such lower rate is permitted by state law).

The liquidation charge does not apply when the contract is discontinued because of plan termination. The liquidation charge is not assessed when you discontinue the contract if you elect to receive the balance in the Guaranteed Account in six payments over a five year period. The first payment is made within 30 days of discontinuance, equal to 1/6 of the balance. Later payments are made at the end of each of the next five years equal to 1/6 of the original balance plus interest credited to the date of payment.

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Not more than 20% of a participant’s Guaranteed Account value, as of the beginning of any contract year, may be transferred to one or more variable Funds during that contract year. As provided by state law, we can defer the payment of amounts withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

Annuity Benefits

Purchasing an Annuity

At the contract owner’s written request, we will apply a participant’s account value to purchase an annuity. You must specify the purpose, effective date, option, amount and frequency of payments, and the payees (including the annuitant and any contingent annuitant and beneficiary), and give evidence of the annuitant’s age. Payments will be made to the annuitant during the annuitant’s lifetime. The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long the annuitant (and any joint annuitant) may live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options upon the purchase of an annuity for a participant (annuitant):

Option (a):

Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option (b):	Life Annuity with installment payments guaranteed for five or ten years and then continuing during the remaining lifetime of the annuitant.

Option (c):

Joint & Survivor Life Annuity with installment payments during the lifetime of an annuitant and all or a portion (e.g., 1/2 or 2/3) of the payments continuing during the lifetime of a contingent annuitant. Under this annuity option, it is possible to receive only one annuity payment.

Option (d):

Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

We may agree to other settlement options.

Unless you direct otherwise, when an annuity is purchased, we will apply the participant’s account values to provide annuity payments pro-rata from each Fund in the same proportion as the participant’s account values immediately before the purchase of the annuity.

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Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the Contract Value for each Fund in accordance with the contract’s purchase rate tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the accumulation value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than a month and a day before the participant’s first annuity payment.

If the amount that would be applied under an option is less than $5,000, we will pay the participant’s account value in a single sum. If the first periodic payment under any option would be less than $50, we may change the frequency of payments so that the first payment is at least $50.

Annuity Units and Variable Payments

After a participant’s first annuity payment, later variable annuity payments will vary to reflect the investment performance of the selected Funds. The amount of each payment depends on the participant’s number of annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless the annuitant transfer among Funds.

We set the annuity unit value for each Fund for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity purchase rate tables contained in the contract are based on a blended 1983(a) Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest rate assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 60 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

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Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any assignee or owner have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

•	the annuitant,

•	a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

•

the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

•	as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Each six months we will send you a statement showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAD.

Contract Owner Inquiries

Direct any questions to Ohio National Life, Group Annuity Administration, P.O. Box 5358, Cincinnati, Ohio 45201; telephone 1-877-777-1112 (8:30 a.m. to 4:30 p.m. Eastern time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable withdrawal charge. The deduction of a withdrawal charge would reduce any percentage increase or make greater any percentage decrease.

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Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable withdrawal charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAD are a part of, and are taxed with, our operations, VAD is not separately taxed as a “regulated investment company” under Subchapter M of the Code.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the Contract Value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities may be under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year. Other factors may cause funds in a contract owned by a non-natural person to be tax-deferred.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAD or upon capital gains realized by VAD on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

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A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

•	received on or after the taxpayer reaches age 59 1/2;

•	made to a beneficiary on or after the death of the annuitant;

•	attributable to the taxpayer’s becoming disabled;

•	made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•	from a contract that is a qualified funding asset for purposes of a structured settlement;

•	made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

•	incident to divorce, or

•	taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for distributions from contracts owned by tax qualified plans.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

•	attains age 59 1/2,

Form V-4827	25

•	separates from the employer’s service,

•	dies,

•	becomes disabled as defined in the Code, or

•	incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936). If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Distributions from tax-deferred annuities (i.e. 403b plans) or qualified pension and profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Form V-4827	26

Appendix A

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Ohio National Fund, Inc.:

Equity Portfolio	2002	$17.05	$13.67	123,529
	2003	$13.67	$19.47	149,235
	2004	$19.47	$21.60	163,717
	2005	$21.60	$22.61	137,802
	2006	$22.61	$23.80	119,200
	2007	$23.80	$22.10	99,573
	2008	$22.10	$9.85	86,405
	2009	$9.85	$13.52	64,819
	2010	$13.52	$14.40	61,905
	2011	$14.40	$13.72	52,008

Money Market Portfolio	2002	$12.92	$12.93	113,201
	2003	$12.93	$12.85	103,074
	2004	$12.85	$12.81	97,121
	2005	$12.81	$13.01	131,260
	2006	$13.01	$13.45	125,710
	2007	$13.45	$13.92	229,604
	2008	$13.92	$13.98	198,847
	2009	$13.98	$13.80	140,471
	2010	$13.80	$13.61	111,272
	2011	$13.61	$13.43	111,978

Bond Portfolio	2002	$14.23	$15.26	34,951
	2003	$15.26	$16.63	36,807
	2004	$16.63	$17.38	38,854
	2005	$17.38	$17.22	28,735
	2006	$17.22	$17.74	30,295
	2007	$17.74	$18.16	32,231
	2008	$18.16	$15.86	29,018
	2009	$15.86	$18.93	24,323
	2010	$18.93	$20.14	21,584
	2011	$20.14	$21.13	19,017

Omni Portfolio	2002	$12.74	$9.71	101,108
	2003	$9.71	$12.09	107,499
	2004	$12.09	$12.78	105,359

Form V-4827	27

	2005	$12.78	$13.80	58,780
	2006	$13.80	$15.43	56,717
	2007	$15.43	$16.29	51,612
	2008	$16.29	$11.02	47,753
	2009	$11.02	$14.48	26,244
	2010	$14.48	$16.17	23,743
	2011	$16.17	$15.30	24,268

International Portfolio	2002	$11.57	$9.06	106,506
	2003	$9.06	$11.85	119,396
	2004	$11.85	$13.21	117,465
	2005	$13.21	$14.26	96,914
	2006	$14.26	$16.78	96,649
	2007	$16.78	$18.11	97,220
	2008	$18.11	$9.64	85,064
	2009	$9.64	$13.14	77,331
	2010	$13.14	$15.14	43,205
	2011	$15.14	$12.64	27,696

International Small-Mid Company Portfolio	2002	$13.25	$11.11	18,382
	2003	$11.11	$16.88	22,382
	2004	$16.88	$20.13	26,983
	2005	$20.13	$25.62	30,976
	2006	$25.62	$31.94	35,636
	2007	$31.94	$37.02	35,997
	2008	$37.02	$17.79	29,833
	2009	$17.79	$25.63	17,948
	2010	$25.63	$30.28	17,173
	2011	$30.28	$24.65	15,388

Capital Appreciation Portfolio	2002	$23.34	$18.39	62,081
	2003	$18.39	$23.86	69,937
	2004	$23.86	$26.49	77,484
	2005	$26.49	$27.51	51,407
	2006	$27.51	$31.59	39,212
	2007	$31.59	$32.36	40,575
	2008	$32.36	$19.47	34,903
	2009	$19.47	$27.44	28,460
	2010	$27.44	$31.68	27,588
	2011	$31.68	$30.74	27,609

Millennium Portfolio	2002	$25.16	$16.70	90,903
	2003	$16.70	$22.68	97,339
	2004	$22.68	$24.83	89,408
	2005	$24.83	$24.50	61,317
	2006	$24.50	$25.95	46,632
	2007	$25.95	$32.27	43,682
	2008	$32.27	$18.30	34,747
	2009	$18.30	$21.81	30,363
	2010	$21.81	$26.75	18,191
	2011	$26.75	$26.17	18,389

Form V-4827	28

Aggressive Growth Portfolio	2002	$7.43	$5.28	59,086
	2003	$5.28	$6.85	74,403
	2004	$6.85	$7.37	75,111
	2005	$7.37	$8.24	43,367
	2006	$8.24	$8.60	37,755
	2007	$8.60	$10.99	41,723
	2008	$10.99	$6.11	30,967
	2009	$6.11	$8.59	26,216
	2010	$8.59	$9.32	26,777
	2011	$9.32	$8.71	28,577

Small Cap Growth Portfolio	2002	$10.17	$7.11	31,437
	2003	$7.11	$10.19	31,259
	2004	$10.19	$11.21	32,381
	2005	$11.21	$11.78	20,035
	2006	$11.78	$14.60	17,514
	2007	$14.60	$16.51	17,296
	2008	$16.51	$8.52	11,265
	2009	$8.52	$12.67	10,650
	2010	$12.67	$16.26	11,146
	2011	$16.26	$16.48	12,905

Mid Cap Opportunity Portfolio	2002	$17.71	$13.00	98,055
	2003	$13.00	$18.77	98,211
	2004	$18.77	$21.03	100,292
	2005	$21.03	$22.82	71,529
	2006	$22.82	$24.69	62,753
	2007	$24.69	$28.71	58,859
	2008	$28.71	$13.80	43,739
	2009	$13.80	$19.14	39,970
	2010	$19.14	$22.59	34,815
	2011	$22.59	$21.54	30,387

S&P 500® Index Portfolio	2002	$15.76	$12.03	202,583
	2003	$12.03	$15.17	221,376
	2004	$15.17	$16.51	236,654
	2005	$16.51	$17.02	175,266
	2006	$17.02	$19.36	164,844
	2007	$19.36	$20.07	156,345
	2008	$20.07	$12.42	134,333
	2009	$12.42	$15.41	108,949
	2010	$15.41	$17.41	89,855
	2011	$17.41	$17.48	91,203

Capital Growth Portfolio	2002	$8.73	$4.99	21,126
	2003	$4.99	$6.90	30,908
	2004	$6.90	$8.15	34,574
	2005	$8.15	$8.25	26,840
	2006	$8.25	$9.78	21,897
	2007	$9.78	$10.73	23,809
	2008	$10.73	$6.74	26,307
	2009	$6.74	$8.99	25,237
	2010	$8.99	$12.10	21,638
	2011	$12.10	$11.65	21,907

Form V-4827	29

High Income Bond Portfolio	2002	$9.70	$9.94	7,301
	2003	$9.94	$12.05	18,410
	2004	$12.05	$13.15	28,689
	2005	$13.15	$13.37	30,240
	2006	$13.37	$14.53	39,430
	2007	$14.53	$14.84	44,516
	2008	$14.84	$10.93	32,320
	2009	$10.93	$16.10	28,863
	2010	$16.10	$18.13	26,120
	2011	$18.13	$18.84	21,724

Strategic Value Portfolio	2002	$9.76	$7.76	5,280
	2003	$7.76	$9.69	13,180
	2004	$9.69	$10.48	18,235
	2005	$10.48	$10.83	13,814
	2006	$10.83	$12.43	18,587
	2007	$12.43	$11.19	20,682
	2008	$11.19	$7.92	24,040
	2009	$7.92	$8.72	23,888
	2010	$8.72	$9.63	25,453
	2011	$9.63	$10.84	24,493

Nasdaq-100® Index Portfolio	2002	$4.01	$2.48	31,591
	2003	$2.48	$3.62	49,264
	2004	$3.62	$3.93	61,454
	2005	$3.93	$3.93	57,491
	2006	$3.93	$4.13	59,086
	2007	$4.13	$4.84	54,018
	2008	$4.84	$2.77	50,816
	2009	$2.77	$4.20	48,297
	2010	$4.20	$4.94	42,761
	2011	$4.94	$5.03	40,133

Bristol Portfolio	2002	$10.00	$7.83	0
	2003	$7.83	$10.23	144
	2004	$10.23	$10.97	1,506
	2005	$10.97	$12.12	1,741
	2006	$12.12	$13.93	2,305
	2007	$13.93	$14.80	2,903
	2008	$14.80	$8.68	3,201
	2009	$8.68	$11.64	3,026
	2010	$11.64	$12.99	3,446
	2011	$12.99	$11.90	1,768

Bryton Growth Portfolio	2002	$10.00	$6.82	74
	2003	$6.82	$9.12	1,513
	2004	$9.12	$9.68	3,574
	2005	$9.68	$9.96	3,733
	2006	$9.96	$11.47	4,447
	2007	$11.47	$12.44	5,221
	2008	$12.44	$7.42	8,501

Form V-4827	30

	2009	$7.42	$9.94	23,681
	2010	$9.94	$12.16	21,553
	2011	$12.16	$10.89	14,940

Balanced Portfolio	2005	$10.00	$10.69	23
	2006	$10.69	$11.93	610
	2007	$11.93	$13.22	1,013
	2008	$13.22	$9.53	1,725
	2009	$9.53	$11.75	3,100
	2010	$11.75	$12.49	4,883
	2011	$12.49	$12.61	6,657

US Equity Portfolio	2005	$10.00	$11.49	3
	2006	$11.49	$12.24	190
	2007	$12.24	$13.66	828
	2008	$13.66	$7.01	1,191
	2009	$7.01	$8.07	313
	2010	$8.07	$8.95	281
	2011	$8.95	$8.66	763

Income Opportunity Portfolio	2005	$10.00	$10.62	1,172
	2006	$10.62	$10.92	1,010
	2007	$10.92	$11.67	1,388
	2008	$11.67	$9.11	0
	2009	$9.11	$10.17	26
	2010	$10.17	$10.76	34
	2011	$10.76	$10.50	73

Target VIP Portfolio	2008	$10.00	$5.51	0
	2009	$5.51	$6.24	0
	2010	$6.24	$7.36	139
	2011	$7.36	$7.16	228

Target Equity/Income	2008	$10.00	$5.30	9
	2009	$5.30	$5.87	21
	2010	$5.87	$7.14	171
	2011	$7.14	$6.26	186

Bristol Growth Portfolio	2008	$10.00	$5.90	22
	2009	$5.90	$8.28	74
	2010	$8.28	$9.21	271
	2011	$9.21	$8.93	177

AIM Vairable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Equity Fund (successor to Morgan Stanley UIF International Growth Equity Portfolio)	2008	$10.00	$5.05	76
	2009	$5.05	$6.81	819
	2010	$6.81	$7.38	3,567
	2011	$7.38	$6.78	4,811

Form V-4827	31

Calvert Variable Series, Inc.:
Social Equity Portfolio	2003	$10.00	$6.58	17,314
	2004	$6.58	$6.95	15,497
	2005	$6.95	$7.17	12,587
	2006	$7.17	$7.79	11,095
	2007	$7.79	$8.45	11,516
	2008	$8.45	$5.36	10,099
	2009	$5.36	$7.09	6,443
	2010	$7.09	$8.21	5,838
	2011	$8.21	$7.99	5,754
Dreyfus Variable Investment Fund (Service Shares):
Appreciation Portfolio	2003	$10.00	$11.69	135
	2004	$11.69	$12.09	365
	2005	$12.09	$12.42	1,886
	2006	$12.42	$14.24	2,426
	2007	$14.24	$15.02	1,855
	2008	$15.02	$10.41	885
	2009	$10.41	$12.56	979
	2010	$12.56	$14.25	1,079
	2011	$14.25	$15.29	1,179
Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II	2009	$10.00	$10.29	0
	2010	$10.29	$11.96	0
	2011	$11.96	$10.21	296
Fidelity® Variable Insurance Products Funds (Service Class 2):
VIP Contrafund® Portfolio	2002	$7.97	$7.11	16,282
	2003	$7.11	$8.99	38,442
	2004	$8.99	$10.22	71,449
	2005	$10.22	$11.76	112,101
	2006	$11.76	$12.93	151,318
	2007	$12.93	$14.96	164,046
	2008	$14.96	$8.46	155,665
	2009	$8.46	$11.31	136,276
	2010	$11.31	$13.05	141,918
	2011	$13.05	$12.51	132,641

VIP Mid Cap Portfolio	2002	$10.61	$9.42	24,125
	2003	$9.42	$12.85	30,283
	2004	$12.85	$15.81	79,390
	2005	$15.81	$18.41	83,058
	2006	$18.41	$20.42	91,242
	2007	$20.42	$23.23	96,115
	2008	$23.23	$13.84	77,773
	2009	$13.84	$19.09	74,559
	2010	$19.09	$24.22	69,695
	2011	$24.22	$21.30	56,047

Form V-4827	32

VIP Growth Portfolio	2002	$6.85	$4.71	27,296
	2003	$4.71	$6.16	54,031
	2004	$6.16	$6.27	67,649
	2005	$6.27	$6.53	66,515
	2006	$6.53	$6.86	57,664
	2007	$6.86	$8.58	60,464
	2008	$8.58	$4.46	60,931
	2009	$4.46	$5.63	54,183
	2010	$5.63	$6.88	64,312
	2011	$6.88	$6.79	90,584

VIP Equity-Income Portfolio	2003	$10.00	$11.14	3,188
	2004	$11.14	$12.23	13,999
	2005	$12.23	$12.74	18,041
	2006	$12.74	$15.08	27,065
	2007	$15.08	$15.07	32,721
	2008	$15.07	$8.50	27,143
	2009	$8.50	$10.89	26,257
	2010	$10.89	$12.35	28,559
	2011	$12.35	$12.27	19,533

VIP Real Estate Portfolio	2009	$10.00	$10.60	0
	2010	$10.60	$13.61	642
	2011	$13.61	$14.47	1,577
Financial Investors Variable Insurance Trust (Class II)
Ibbotson Conservative ETF Asset Allocation Portfolio	2008	$10.00	$9.34	473
	2009	$9.34	$9.97	7,931
	2010	$9.97	$10.47	3,315
	2011	$10.47	$10.65	7,279

Ibbotson Income and Growth ETF Asset Allocation Portfolio	2008	$10.00	$8.36	531
	2009	$8.36	$9.35	8,505
	2010	$9.35	$10.04	3,312
	2011	$10.04	$10.02	4,858

Ibbotson Balanced ETF Asset Allocation Portfolio	2008	$10.00	$7.44	11,647
	2009	$7.44	$8.77	25,024
	2010	$8.77	$9.66	23,953
	2011	$9.66	$9.45	21,411

Ibbotson Growth ETF Asset Allocation Portfolio	2008	$10.00	$6.66	775
	2009	$6.66	$8.19	17,996
	2010	$8.19	$9.20	7,680
	2011	$9.20	$8.74	13,924

Form V-4827	33

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	2008	$10.00	$6.14	323
	2009	$6.14	$7.71	2,502
	2010	$7.71	$8.76	3,305
	2011	$8.76	$8.21	10,482

Franklin Templeton Variable Insurance Products Trust
Franklin Income Secrities Fund (Class 2)	2005	$10.00	$10.37	6,367
	2006	$10.37	$12.10	26,702
	2007	$12.10	$12.38	45,247
	2008	$12.38	$8.59	45,645
	2009	$8.59	$11.50	41,812
	2010	$11.50	$12.78	47,156
	2011	$12.78	$12.91	32,005

Franklin Flex Cap Growth Securities Fund (Class 2)	2005	$10.00	$11.14	4
	2006	$11.14	$11.56	82
	2007	$11.56	$13.04	403
	2008	$13.04	$8.32	1,146
	2009	$8.32	$10.92	1,381
	2010	$10.92	$12.52	4,023
	2011	$12.52	$11.76	6,641

Templeton Foreign Securities Fund (Class 2)	2005	$10.00	$11.18	4,710
	2006	$11.18	$13.40	8,065
	2007	$13.40	$15.27	18,299
	2008	$15.27	$8.98	15,266
	2009	$8.98	$12.14	40,989
	2010	$12.14	$12.99	38,850
	2011	$12.99	$11.45	28,785

Franklin Templeton VIP Founding Funds Allocation Fund	2009	$10.00	$10.18	0
	2010	$10.18	$11.07	0
	2011	$11.07	$10.74	451

Goldman Sachs Variable Insurance Trust (Institutional Shares):
Goldman Sachs Large Cap Value Fund	2002	$8.83	$7.73	9,051
	2003	$7.73	$9.48	13,914
	2004	$9.48	$11.11	17,151
	2005	$11.11	$11.39	23,529
	2006	$11.39	$13.79	23,462
	2007	$13.79	$13.81	27,134
	2008	$13.81	$8.92	24,160
	2009	$8.92	$10.41	53,317
	2010	$10.41	$11.42	54,236
	2011	$11.42	$10.48	36,557

Form V-4827	34

Goldman Sachs Structured U.S. Equity Fund	2002	$8.46	$6.52	3,664
	2003	$6.52	$8.32	6,134
	2004	$8.32	$9.45	9,874
	2005	$9.45	$9.93	13,350
	2006	$9.93	$11.06	14,273
	2007	$11.06	$10.73	7,302
	2008	$10.73	$6.67	6,198
	2009	$6.67	$7.97	5,709
	2010	$7.97	$8.88	4,405
	2011	$8.88	$9.12	5,099

Goldman Sachs Strategic Growth Fund	2002	$8.56	$6.39	11,143
	2003	$6.39	$7.80	21,564
	2004	$7.80	$8.40	21,515
	2005	$8.40	$8.53	10,717
	2006	$8.53	$9.14	10,966
	2007	$9.14	$9.93	13,315
	2008	$9.93	$5.71	11,820
	2009	$5.71	$8.32	11,920
	2010	$8.32	$9.09	10,113
	2011	$9.09	$8.73	11,637

Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy	2009	$10.00	$9.82	0
	2010	$9.82	$10.53	20,990
	2011	$10.53	$9.64	18,733

Ivy Funds VIP Global Natural Resources	2009	$10.00	$10.11	0
	2010	$10.11	$11.68	1,079
	2011	$11.68	$9.05	8,504

Ivy Funds VIP Science and Technology	2009	$10.00	$10.50	0
	2010	$10.50	$11.68	4,945
	2011	$11.68	$10.86	4,530

Janus Investment Fund (Class S Shares)
Janus Fund	2002	$7.56	$5.48	69,415
	2003	$5.48	$7.04	96,641
	2004	$7.04	$7.26	97,500
	2005	$7.26	$7.45	85,625
	2006	$7.45	$8.09	92,040
	2007	$8.09	$9.08	87,937
	2008	$9.08	$5.41	67,061
	2009	$5.41	$7.32	42,224
	2010	$7.32	$8.02	39,796
	2011	$8.02	$7.43	33,102

Form V-4827	35

Overseas Fund	2003	$10.00	$11.33	89
	2004	$11.33	$13.39	3,241
	2005	$13.39	$17.41	16,039
	2006	$17.41	$24.84	36,612
	2007	$24.84	$30.92	49,647
	2008	$30.92	$15.55	45,111
	2009	$15.55	$26.05	17,308
	2010	$26.05	$30.58	15,192
	2011	$30.58	$20.24	12,196

Worldwide Fund	2002	$8.66	$6.33	61,168
	2003	$6.33	$7.67	82,882
	2004	$7.67	$7.92	80,973
	2005	$7.92	$8.29	65,860
	2006	$8.29	$9.57	57,039
	2007	$9.57	$10.28	48,042
	2008	$10.28	$5.61	39,451
	2009	$5.61	$8.20	21,605
	2010	$8.20	$9.45	19,537
	2011	$9.45	$8.02	16,700

Balanced Fund	2002	$9.98	$9.20	73,680
	2003	$9.20	$10.35	105,520
	2004	$10.35	$11.07	115,525
	2005	$11.07	$11.76	96,811
	2006	$11.76	$12.81	91,807
	2007	$12.81	$13.89	97,075
	2008	$13.89	$11.67	77,570
	2009	$11.67	$14.18	44,290
	2010	$14.18	$15.04	35,294
	2011	$15.04	$15.00	25,544
Janus Aspen Series (Service Shares):
Janus Portfolio	2009	$10.00	$12.87	1,324
	2010	$12.87	$14.51	2,124
	2011	$14.51	$13.52	2,396

Overseas Portfolio	2009	$10.00	$14.27	37,480
	2010	$14.27	$17.60	44,304
	2011	$17.60	$11.75	38,227

Worldwide Portfolio	2009	$10.00	$13.36	5,411
	2010	$13.36	$15.23	3,916
	2011	$15.23	$12.92	5,009

Balanced Portfolio	2009	$10.00	$12.02	17,774
	2010	$12.02	$12.82	20,166
	2011	$12.82	$12.82	21,428

Form V-4827	36

J.P.Morgan Insurance Trust (Class I)
J.P.Morgan Insurance Trust Small Cap Core Portfolio	2002	$10.00	$8.64	2,034
	2003	$8.64	$11.59	2,063
	2004	$11.59	$14.55	9,281
	2005	$14.55	$14.84	13,089
	2006	$14.84	$16.85	12,806
	2007	$16.85	$15.68	12,477
	2008	$15.68	$10.52	13,511
	2009	$10.52	$12.72	11,652
	2010	$12.72	$15.96	11,181
	2011	$15.96	$15.00	10,090

J.P.Morgan Insurance Trust Mid Cap Value Portfolio	2002	$10.00	$10.90	6,324
	2003	$10.90	$13.94	14,655
	2004	$13.94	$16.65	16,390
	2005	$16.65	$17.94	19,495
	2006	$17.94	$20.68	23,825
	2007	$20.68	$20.91	24,387
	2008	$20.91	$13.78	21,965
	2009	$13.78	$17.21	23,710
	2010	$17.21	$20.97	21,253
	2011	$20.97	$21.14	19,147
Lazard Retirement Series, Inc. (Service Shares):
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2002	$14.73	$11.96	22,276
	2003	$11.96	$16.19	30,489
	2004	$16.19	$18.36	36,028
	2005	$18.36	$18.84	37,087
	2006	$18.84	$21.57	39,689
	2007	$21.57	$19.75	38,395
	2008	$19.75	$12.38	29,625
	2009	$12.38	$18.65	30,778
	2010	$18.65	$22.77	30,845
	2011	$22.77	$20.43	24,549

Lazard Retirement Emerging Markets Equity Portfolio	2002	$8.31	$8.08	7,972
	2003	$8.08	$12.19	15,617
	2004	$12.19	$15.71	21,433
	2005	$15.71	$21.82	37,299
	2006	$21.82	$27.98	48,160
	2007	$27.98	$36.80	48,511
	2008	$36.80	$18.62	44,234
	2009	$18.62	$31.20	32,506
	2010	$31.20	$37.77	29,791
	2011	$37.77	$30.56	24,462

Form V-4827	37

Lazard Retirement International Equity Portfolio	2005	$10.00	$11.43	1,105
	2006	$11.43	$13.82	3,156
	2007	$13.82	$15.10	2,813
	2008	$15.10	$9.39	2,224
	2009	$9.39	$11.25	4,931
	2010	$11.25	$11.84	4,150
	2011	$11.84	$10.84	12,016

Lazard Retirement U.S. Strategic Equity Portfolio	2005	$10.00	$10.59	53
	2006	$10.59	$12.28	480
	2007	$12.28	$12.00	935
	2008	$12.00	$7.66	2,375
	2009	$7.66	$9.59	2,436
	2010	$9.59	$10.67	2,521
	2011	$10.67	$10.74	2,871

Legg Mason Partners Variable Equity Trust (Class I Shares):
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio	2005	$10.00	$10.94	11
	2006	$10.94	$12.75	98
	2007	$12.75	$12.73	1,495
	2008	$12.73	$7.96	232
	2009	$7.96	$10.16	255
	2010	$10.16	$11.69	1,070
	2011	$11.69	$10.82	1,561

Legg Mason ClearBridge Variable Large Cap Value Portfolio	2006	$10.00	$12.84	91
	2007	$12.84	$13.16	1,957
	2008	$13.16	$8.36	1,653
	2009	$8.36	$10.27	2,870
	2010	$10.27	$11.09	3,884
	2011	$11.09	$11.49	4,656

Legg Mason ClearBridge Variable Equity Income Builder Portfolio	2009	$6.42	$7.78	0
	2010	$7.78	$8.62	0
	2011	$8.62	$9.18	0

MFS® Variable Insurance Trust (Service Class):
MFS® New Discovery Series	2002	$10.00	$7.77	917
	2003	$7.77	$10.23	3,542
	2004	$10.23	$10.72	8,114

Form V-4827	38

	2005	$10.72	$11.11	6,632
	2006	$11.11	$12.39	5,837
	2007	$12.39	$12.49	7,978
	2008	$12.49	$7.45	4,957
	2009	$7.45	$11.98	6,030
	2010	$11.98	$16.07	5,728
	2011	$16.07	$14.19	5,400

MFS® Investors Growth Stock Series	2002	$10.00	$7.64	628
	2003	$7.64	$9.24	9,461
	2004	$9.24	$9.94	20,339
	2005	$9.94	$10.22	20,164
	2006	$10.22	$10.82	19,841
	2007	$10.82	$11.85	20,701
	2008	$11.85	$7.37	19,182
	2009	$7.37	$10.11	20,268
	2010	$10.11	$11.19	21,495
	2011	$11.19	$11.08	4,013

MFS® Mid Cap Growth Series	2002	$10.00	$6.19	1,124
	2003	$6.19	$8.35	6,156
	2004	$8.35	$9.42	10,292
	2005	$9.42	$9.56	10,191
	2006	$9.56	$9.65	10,524
	2007	$9.65	$10.43	10,895
	2008	$10.43	$4.98	11,759
	2009	$4.98	$6.94	10,228
	2010	$6.94	$8.85	12,291
	2011	$8.85	$8.19	13,214

MFS® Total Return Series	2002	$10.25	$9.58	8,704
	2003	$9.58	$10.96	29,795
	2004	$10.96	$12.01	57,107
	2005	$12.01	$12.16	65,628
	2006	$12.16	$13.39	62,425
	2007	$13.39	$13.73	54,670
	2008	$13.73	$10.52	42,280
	2009	$10.52	$12.22	39,946
	2010	$12.22	$13.22	41,851
	2011	$13.22	$13.25	29,676

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Regency Portfolio	2008	$10.00	$5.43	133
	2009	$5.43	$7.83	1,141
	2010	$7.83	$9.73	1,807
	2011	$9.73	$8.96	2,374

Form V-4827	39

PIMCO Variable Insurance Trust (Administrative Share Class):
Real Return Portfolio	2003	$10.00	$11.14	11,067
	2004	$11.14	$11.97	32,593
	2005	$11.97	$12.06	47,758
	2006	$12.06	$11.99	59,675
	2007	$11.99	$13.09	65,956
	2008	$13.09	$12.00	57,163
	2009	$12.00	$14.02	64,201
	2010	$14.02	$14.96	67,352
	2011	$14.96	$16.48	59,884

Total Return Portfolio	2003	$10.00	$10.65	7,426
	2004	$10.65	$11.02	13,908
	2005	$11.02	$11.14	18,774
	2006	$11.14	$11.41	26,369
	2007	$11.41	$12.25	38,871
	2008	$12.25	$12.67	38,149
	2009	$12.67	$14.25	59,337
	2010	$14.25	$15.20	72,533
	2011	$15.20	$15.54	67,872

Global Bond Portfolio (Unhedged)	2003	$10.00	$11.80	11,268
	2004	$11.80	$12.88	15,730
	2005	$12.88	$11.86	10,253
	2006	$11.86	$12.25	10,866
	2007	$12.25	$13.26	14,121
	2008	$13.26	$12.98	28,902
	2009	$12.98	$14.96	36,495
	2010	$14.96	$16.48	48,259
	2011	$16.48	$17.49	36,486

CommodityRealReturn® Strategy Portfolio	2009	$10.00	$9.96	0
	2010	$9.96	$12.24	265
	2011	$12.24	$11.16	407

The Prudential Series Fund, Inc. (Class II Shares):
Jennison Portfolio	2003	$10.00	$10.79	2
	2004	$10.79	$11.62	5
	2005	$11.62	$13.07	647
	2006	$13.07	$13.08	1,580
	2007	$13.08	$14.40	2,512
	2008	$14.40	$8.87	2,992
	2009	$8.87	$12.48	2,877
	2010	$12.48	$13.72	3,109
	2011	$13.72	$13.53	2,633

Jennison 20/20 Focus Portfolio	2003	$10.00	$11.02	5
	2004	$11.02	$12.54	1,441
	2005	$12.54	$15.00	2,599
	2006	$15.00	$16.82	9,871
	2007	$16.82	$18.27	21,812
	2008	$18.27	$10.93	29,464

Form V-4827	40

	2009	$10.93	$16.97	29,218
	2010	$16.97	$17.98	34,692
	2011	$17.98	$16.94	25,056

Royce Capital Fund (Investment Class Shares):

Small Cap Portfolio	2003	$10.00	$13.96	5,319
	2004	$13.96	$17.21	20,713
	2005	$17.21	$18.44	38,922
	2006	$18.44	$21.02	51,615
	2007	$21.02	$20.30	53,523
	2008	$20.30	$14.58	52,198
	2009	$14.58	$19.45	51,043
	2010	$19.45	$23.13	49,738
	2011	$23.13	$22.08	39,437

Micro-Cap Portfolio	2003	$10.00	$14.69	2,557
	2004	$14.69	$16.50	18,662
	2005	$16.50	$18.17	15,176
	2006	$18.17	$21.70	18,221
	2007	$21.70	$22.26	22,078
	2008	$22.26	$12.46	23,912
	2009	$12.46	$19.43	22,688
	2010	$19.43	$24.92	17,214
	2011	$24.92	$21.61	19,884

The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Growth Portfolio	2008	$10.00	$5.11	71
	2009	$5.11	$8.33	443
	2010	$8.33	$10.08	2,893
	2011	$10.08	$9.65	4,028

The Universal Institutional Funds, Inc. (Class I):
Morgan Stanley UIF U.S. Real Estate Portfolio	2002	$14.02	$13.72	1,125
	2003	$13.72	$18.62	2,019
	2004	$18.62	$25.06	11,818
	2005	$25.06	$28.94	18,414
	2006	$28.94	$39.42	27,066
	2007	$39.42	$32.26	25,998
	2008	$32.26	$19.76	26,438
	2009	$19.76	$25.03	17,574
	2010	$25.03	$32.10	14,897
	2011	$32.10	$33.54	13,443

Morgan Stanley UIF Core Plus Fixed Income	2003	$10.00	$10.06	113
	2004	$10.06	$10.36	222
	2005	$10.36	$10.65	3,455

Form V-4827	41

	2006	$10.65	$10.91	3,744
	2007	$10.91	$11.35	2,509
	2008	$11.35	$10.05	4,714
	2009	$10.05	$10.88	3,158
	2010	$10.88	$11.50	4,358
	2011	$11.50	$11.98	5,160

Wells Fargo Advantage FundsSM Variable Trust
VT Discovery Fund	2002	$7.41	$4.57	19,814
	2003	$4.57	$6.05	30,930
	2004	$6.05	$7.11	37,974
	2005	$7.11	$7.69	26,623
	2006	$7.69	$8.70	27,206
	2007	$8.70	$10.50	10,237
	2008	$10.50	$5.76	5,706
	2009	$5.76	$7.98	3,462
	2010	$7.98	$10.67	3,462
	2011	$10.67	$10.57	3,311

VT Opportunity Fund	2002	$11.15	$8.05	19,817
	2003	$8.05	$10.88	25,178
	2004	$10.88	$12.69	21,788
	2005	$12.69	$13.51	22,078
	2006	$13.51	$14.96	19,785
	2007	$14.96	$15.74	2,297
	2008	$15.74	$9.30	1,321
	2009	$9.30	$13.56	1,105
	2010	$13.56	$16.55	1,021
	2011	$16.55	$15.43	1,010

Form V-4827	42

Statement of Additional Information Contents

Ohio National Life

Custodian

Independent Registered Public Accounting Firm

Underwriter

Calculation of Money Market Yield

Total Return

Financial Statements

1940 Act File Number 811-8642

1933 Act File Number 33-81784

Form V-4827	43

Ohio National Variable Account D

of

The Ohio National Life Insurance Company

One Financial Way

Montgomery, Ohio 45242

Telephone 800-366-6654

Group Retirement Advantage VA

Statement of Additional Information

May 1, 2012

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account D flexible purchase payment individual variable annuity contracts dated May 1, 2012. To get a free copy of the prospectus for VAD, write or call us at the above address.

Ohio National Life

The Ohio National Life Insurance Company was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $30.6 billion and equity of approximately $1.9 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately wholly-owned by Ohio National Financial Services, Inc., which is wholly-owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Custodian

The Ohio National Life Insurance Company, the depositor, One Financial Way, Montgomery, Ohio 45242 , holds custody of VAD’s assets.

Independent Registered Public Accounting Firm

The financial statements of Ohio National Variable Account D and the consolidated financial statements and schedules of The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Underwriter

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAD, and the amounts retained by ONEQ, for each of the last three years have been:

Year	Aggregate Commissions	Retained Commissions
2011	$180,848	None
2010	$114,333	None
2009	$144,311	None

Calculation of Money Market Yield

The annualized current yield of the Money Market subaccount is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.

2

Total Return

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)n = ERV

where: P = a hypothetical initial payment of $1,000,

T = the average annual total return,

n = the number of years, and

ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter. In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (January 25, 1995). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. The returns assume surrender of the contract and deduction of the applicable withdrawal charge at the ends of the periods shown.

3

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account D.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the underlying funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and the change in unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in Contract Owners’ Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates contract purchase payments, transfers to and from fixed dollar contracts and other subaccounts, withdrawals, surrenders and death benefit payments, and surrender charges. The sum of these two sections represents the Net Change in Contract Owners’ Equity which, when added to the beginning Contracts Owners’ Equity, equals Contract Owners’ Equity at the end of the reporting period. The Change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2011

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Ohio National Fund, Inc.:
Equity Subaccount
37,807 Shares (Cost $830,524)	$713,787	$713,787

Money Market Subaccount
150,400 Shares (Cost $1,503,996)	1,503,996	1,503,996

Bond Subaccount
28,604 Shares (Cost $345,830)	401,888	401,888

Omni Subaccount
24,403 Shares (Cost $371,752)	371,174	371,174

International Subaccount
33,912 Shares (Cost $368,841)	349,972	349,972

Capital Appreciation Subaccount
42,542 Shares (Cost $691,826)	848,704	848,704

Millennium Subaccount
22,381 Shares (Cost $434,603)	481,202	481,202

International Small-Mid Company Subaccount
19,784 Shares (Cost $390,084)	379,251	379,251

Aggressive Growth Subaccount
32,171 Shares (Cost $228,850)	249,001	249,001

Small Cap Growth Subaccount
16,099 Shares (Cost $166,394)	212,669	212,669

Mid Cap Opportunity Subaccount
36,743 Shares (Cost $570,611)	654,386	654,386

S&P 500 Index Subaccount
120,323 Shares (Cost $1,504,281)	1,594,275	1,594,275

Strategic Value Subaccount
25,277 Shares (Cost $244,672)	265,405	265,405

High Income Bond Subaccount
31,562 Shares (Cost $318,036)	409,356	409,356

Capital Growth Subaccount
9,451 Shares (Cost $188,420)	255,184	255,184

Nasdaq-100 Index Subaccount
34,541 Shares (Cost $149,371)	202,066	202,066

Bristol Subaccount
1,820 Shares (Cost $20,781)	21,034	21,034

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2011

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Ohio National Fund, Inc.: (continued)
Bryton Growth Subaccount
13,211 Shares (Cost $141,264)	$162,633	$162,633

U.S. Equity Subaccount
659 Shares (Cost $6,832)	6,607	6,607

Balanced Subaccount
6,034 Shares (Cost $78,440)	83,933	83,933

Income Opportunity Subaccount
65 Shares (Cost $776)	767	767

Target VIP Subaccount
183 Shares (Cost $1,569)	1,628	1,628

Target Equity/Income Subaccount
155 Shares (Cost $1,216)	1,166	1,166

Bristol Growth Subaccount
164 Shares (Cost $1,500)	1,581	1,581

Janus Investment Fund Trust—Class S:
Janus Subaccount
9,007 Shares (Cost $187,975)	245,892	245,892

Worldwide Subaccount
3,312 Shares (Cost $110,826)	133,882	133,882

Balanced Subaccount
15,650 Shares (Cost $338,100)	383,107	383,107

Overseas Subaccount
7,892 Shares (Cost $275,461)	246,858	246,858

Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
896 Shares (Cost $16,656)	15,581	15,581

Discovery Subaccount
1,638 Shares (Cost $22,499)	35,002	35,002

Goldman Sachs Variable Insurance Trust—Institutional Shares:
Large Cap Value Subaccount
40,788 Shares (Cost $377,092)	383,003	383,003

Structured U.S. Equity Subaccount
4,303 Shares (Cost $46,213)	46,475	46,475

Strategic Growth Subaccount
8,732 Shares (Cost $92,461)	101,646	101,646

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2011

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
The Universal Institutional Funds, Inc.—Class I (Morgan Stanley UIF):
U.S. Real Estate Subaccount
33,230 Shares (Cost $495,956)	$450,926	$450,926

Core Plus Fixed Income Subaccount
6,069 Shares (Cost $62,216)	61,845	61,845

Lazard Retirement Series, Inc.—Service Shares:
Emerging Markets Equity Subaccount
39,952 Shares (Cost $758,881)	747,505	747,505

U.S. Small-Mid Cap Equity Subaccount
54,149 Shares (Cost $618,029)	501,420	501,420

U.S. Strategic Equity Subaccount
3,329 Shares (Cost $27,654)	30,829	30,829

International Equity Subaccount
13,955 Shares (Cost $137,536)	130,203	130,203

Fidelity Variable Insurance Products Fund—Service Class 2:
VIP Mid Cap Subaccount
41,773 Shares (Cost $1,150,333)	1,193,874	1,193,874

VIP Contrafund Subaccount
73,314 Shares (Cost $1,658,309)	1,659,826	1,659,826

VIP Growth Subaccount
16,832 Shares (Cost $558,463)	614,868	614,868

VIP Equity-Income Subaccount
13,016 Shares (Cost $254,168)	239,633	239,633

VIP Real Estate Subaccount
1,535 Shares (Cost $21,325)	22,814	22,814

MFS Variable Insurance Trust—Service Class:
New Discovery Subaccount
5,577 Shares (Cost $76,442)	76,632	76,632

Investors Growth Stock Subaccount
4,129 Shares (Cost $40,440)	44,472	44,472

Mid Cap Growth Subaccount
19,757 Shares (Cost $117,735)	108,268	108,268

Total Return Subaccount
21,478 Shares (Cost $399,859)	393,269	393,269

J.P. Morgan Insurance Trust—Class I:
Small Cap Core Subaccount
10,641 Shares (Cost $114,797)	151,311	151,311

Mid Cap Value Subaccount
58,994 Shares (Cost $314,028)	404,702	404,702

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2011

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
PIMCO Variable Insurance Trust—Administrative Shares:
Real Return Subaccount
70,741 Shares (Cost $901,308)	$986,841	$986,841

Total Return Subaccount
95,732 Shares (Cost $1,042,909)	1,054,968	1,054,968

Global Bond Subaccount
46,153 Shares (Cost $613,692)	638,295	638,295

CommodityRealReturn Strategy Subaccount
631 Shares (Cost $5,626)	4,542	4,542

Calvert Variable Series, Inc.:
VP SRI Equity Subaccount
2,408 Shares (Cost $40,804)	45,972	45,972

Dreyfus Variable Investment Fund—Service Shares:
Appreciation Subaccount
478 Shares (Cost $16,515)	18,037	18,037

Royce Capital Fund—Investment Class:
Small-Cap Subaccount
86,460 Shares (Cost $785,314)	870,647	870,647

Micro-Cap Subaccount
41,281 Shares (Cost $438,036)	429,735	429,735

The Prudential Series Fund, Inc.—Class II:
Jennison Subaccount
1,556 Shares (Cost $31,515)	35,617	35,617

Jennison 20/20 Focus Subaccount
29,029 Shares (Cost $384,881)	424,397	424,397

Legg Mason Partners Variable Equity Trust—Class I:
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount
929 Shares (Cost $17,222)	16,897	16,897

Legg Mason ClearBridge Variable Large Cap Value Subaccount
3,950 Shares (Cost $50,742)	53,490	53,490

Franklin Templeton Variable Insurance Products Trust—Class 2:
Templeton Foreign Securities Subaccount
26,248 Shares (Cost $332,621)	329,681	329,681

Franklin Flex Cap Growth Securities Subaccount
6,460 Shares (Cost $76,114)	78,104	78,104

Franklin Income Securities Subaccount
28,862 Shares (Cost $407,112)	413,303	413,303

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2011

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
The Universal Institutional Funds, Inc.—Class II (Morgan Stanley UIF):
Growth Subaccount
1,965 Shares (Cost $36,317)	$38,851	$38,851

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (note 4):
Invesco V.I. International Growth Series II Subaccount
1,250 Shares (Cost $37,138)	32,613	32,613

Neuberger Berman Advisers Management Trust—S Class:
AMT Regency Subaccount
1,379 Shares (Cost $18,168)	21,256	21,256

Financial Investors Variable Insurance Trust—Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount
7,049 Shares (Cost $76,177)	77,542	77,542

Ibbotson Income & Growth ETF Asset Allocation Subaccount
4,640 Shares (Cost $45,275)	48,674	48,674

Ibbotson Balanced ETF Asset Allocation Subaccount
20,618 Shares (Cost $194,459)	202,266	202,266

Ibbotson Growth ETF Asset Allocation Subaccount
13,419 Shares (Cost $116,274)	121,707	121,707

Ibbotson Aggressive Growth ETF Asset Allocation Subaccount
9,890 Shares (Cost $84,725)	86,041	86,041

Janus Aspen Series—Service Shares:
Janus Subaccount
1,434 Shares (Cost $31,226)	32,399	32,399

Worldwide Subaccount
2,539 Shares (Cost $63,162)	64,733	64,733

Balanced Subaccount
9,903 Shares (Cost $272,190)	274,697	274,697

Overseas Subaccount
12,005 Shares (Cost $546,153)	449,218	449,218

Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
19,830 Shares (Cost $189,615)	180,607	180,607

VIP Global Natural Resources Subaccount
14,561 Shares (Cost $93,177)	76,964	76,964

VIP Science and Technology Subaccount
3,226 Shares (Cost $52,811)	49,183	49,183

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Assets and Contract Owners’ Equity	December 31, 2011

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Federated Insurance Series—Service Shares:
Kaufmann Fund II Subaccount 239 Shares (Cost $3,150)	$3,025	$3,025

Franklin Templeton Variable Insurance Products Trust—Class 4:
Franklin Templeton VIP Founding Funds Allocation Subaccount 639 Shares (Cost $4,974)	4,844	4,844

Totals	$24,760,654	$24,760,654

(a)	Name change was effective April 29, 2011:

Growth Subaccount formerly known as Capital Growth Subaccount

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2011

	Ohio National Fund, Inc.
	Equity Subaccount	Money Market Subaccount	Bond Subaccount	Omni Subaccount	International Subaccount	Capital Appreciation Subaccount	Millennium Subaccount
	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$6,463	$0	$0	$5,030	$0	$3,448	$0
Risk and administrative expense (note 2)	(10,642)	(17,902)	(5,421)	(5,348)	(6,590)	(11,948)	(6,775)

Net investment activity	(4,179)	(17,902)	(5,421)	(318)	(6,590)	(8,500)	(6,775)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(28,938)	26	26,766	1,114	32,782	24,885	4,854
Unrealized gain (loss)	(1,260)	0	(2,340)	(23,415)	(94,474)	(41,275)	(9,094)

Net gain (loss) on investments	(30,198)	26	24,426	(22,301)	(61,692)	(16,390)	(4,240)

Net increase (decrease) in contract owners’ equity from operations	$(34,377)	$(17,876)	$19,005	$(22,619)	$(68,282)	$(24,890)	$(11,015)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2011

	Ohio National Fund, Inc.
	International Small-Mid Company Subaccount	Aggressive Growth Subaccount	Small Cap Growth Subaccount	Mid Cap Opportunity Subaccount	S&P 500 Index Subaccount	Strategic Value Subaccount	High Income Bond Subaccount
	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$22,757	$4,110	$0
Risk and administrative expense (note 2)	(6,216)	(3,429)	(2,726)	(10,138)	(21,852)	(3,520)	(6,064)

Net investment activity	(6,216)	(3,429)	(2,726)	(10,138)	905	590	(6,064)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	13,017	1,701	4,904	31,020	17,941	2,405	42,176
Unrealized gain (loss)	(96,383)	(15,761)	(1,929)	(57,200)	(15,901)	27,472	(17,573)

Net gain (loss) on investments	(83,366)	(14,060)	2,975	(26,180)	2,040	29,877	24,603

Net increase (decrease) in contract owners’ equity from operations	$(89,582)	$(17,489)	$249	$(36,318)	$2,945	$30,467	$18,539

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2011

	Ohio National Fund, Inc.
	Capital Growth Subaccount	Nasdaq-100 Index Subaccount	Bristol Subaccount	Bryton Growth Subaccount	U.S. Equity Subaccount	Balanced Subaccount	Income Opportunity Subaccount
	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$0	$746	$99	$0	$0	$1,603	$0
Risk and administrative expense (note 2)	(3,584)	(2,942)	(428)	(3,094)	(102)	(927)	(12)

Net investment activity	(3,584)	(2,196)	(329)	(3,094)	(102)	676	(12)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	10,892	10,566	2,310	17,315	(106)	2,081	44
Unrealized gain (loss)	(17,513)	(4,382)	(4,283)	(46,799)	(167)	(1,690)	(29)

Net gain (loss) on investments	(6,621)	6,184	(1,973)	(29,484)	(273)	391	15

Net increase (decrease) in contract owners’ equity from operations	$(10,205)	$3,988	$(2,302)	$(32,578)	$(375)	$1,067	$3

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2011

	Ohio National Fund, Inc.			Dow Target 10 Portfolios
	Target VIP Subaccount	Target Equity/ Income Subaccount	Bristol Growth Subaccount	First Quarter Subaccount	Second Quarter Subaccount	Third Quarter Subaccount	Fourth Quarter Subaccount
	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$16	$24	$6	$0	$0	$0	$0
Risk and administrative expense (note 2)	(18)	(18)	(34)	0	0	0	(1)

Net investment activity	(2)	6	(28)	0	0	0	(1)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2	(17)	132	(1)	8	(2)	16
Unrealized gain (loss)	(55)	(168)	(264)	7	(3)	5	(9)

Net gain (loss) on investments	(53)	(185)	(132)	6	5	3	7

Net increase (decrease) in contract owners’ equity from operations	$(55)	$(179)	$(160)	$6	$5	$3	$6

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2011

	Janus Investment Fund Trust - Class S				Wells Fargo Advantage Variable Trust Funds
	Janus Subaccount	Worldwide Subaccount	Balanced Subaccount	Overseas Subaccount	Opportunity Subaccount	Discovery Subaccount
	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$365	$552	$7,830	$0	$24	$0
Risk and administrative expense (note 2)	(3,817)	(2,169)	(5,924)	(4,646)	(223)	(500)

Net investment activity	(3,452)	(1,617)	1,906	(4,646)	(199)	(500)

Reinvested capital gains	0	0	6,308	19,417	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	17,190	7,642	25,409	26,059	12	766
Unrealized gain (loss)	(32,594)	(30,871)	(31,043)	(169,964)	(930)	(590)

Net gain (loss) on investments	(15,404)	(23,229)	(5,634)	(143,905)	(918)	176

Net increase (decrease) in contract owners’ equity from operations	$(18,856)	$(24,846)	$2,580	$(129,134)	$(1,117)	$(324)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2011

	Goldman Sachs Variable Insurance Trust - Institutional Shares			The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF)
	Large Cap Value Subaccount	Structured U.S. Equity Subaccount	Strategic Growth Subaccount	U.S. Real Estate Subaccount	Core Plus Fixed Income Subaccount
	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$5,060	$825	$482	$3,943	$2,051
Risk and administrative expense (note 2)	(6,995)	(605)	(1,300)	(6,289)	(756)

Net investment activity	(1,935)	220	(818)	(2,346)	1,295

Reinvested capital gains	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	19,123	(36)	373	(23,723)	8
Unrealized gain (loss)	(62,934)	704	(3,708)	45,222	1,004

Net gain (loss) on investments	(43,811)	668	(3,335)	21,499	1,012

Net increase (decrease) in contract owners’ equity from operations	$(45,746)	$888	$(4,153)	$19,153	$2,307

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2011

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount	U.S. Small-Mid Cap Equity Subaccount	U.S. Strategic Equity Subaccount	International Equity Subaccount
	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$16,357	$0	$320	$2,344
Risk and administrative expense (note 2)	(12,639)	(7,822)	(396)	(982)

Net investment activity	3,718	(7,822)	(76)	1,362

Reinvested capital gains	0	38,773	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	42,528	(5,287)	187	13
Unrealized gain (loss)	(247,554)	(77,019)	36	(8,825)

Net gain (loss) on investments	(205,026)	(82,306)	223	(8,812)

Net increase (decrease) in contract owners’ equity from operations	$(201,308)	$(51,355)	$147	$(7,450)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2011

	Fidelity Variable Insurance Products Fund—Service Class 2
	VIP Mid Cap Subaccount	VIP Contrafund Subaccount	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP Real Estate Subaccount
	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$291	$13,766	$820	$5,701	$210
Risk and administrative expense (note 2)	(19,457)	(23,573)	(7,320)	(3,939)	(341)

Net investment activity	(19,166)	(9,807)	(6,500)	1,762	(131)

Reinvested capital gains	2,282	0	1,848	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	76,227	25,152	6,076	(3,692)	(145)
Unrealized gain (loss)	(231,038)	(81,932)	(13,151)	2,817	1,115

Net gain (loss) on investments	(154,811)	(56,780)	(7,075)	(875)	970

Net increase (decrease) in contract owners’ equity from operations	$(171,695)	$(66,587)	$(11,727)	$887	$839

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2011

	MFS Variable Insurance Trust — Service Class				J.P. Morgan Insurance Trust—Class I
	New Discovery Subaccount	Investors Growth Stock Subaccount	Mid Cap Growth Subaccount	Total Return Subaccount	Small Cap Core Subaccount	Mid Cap Value Subaccount
	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$0	$131	$0	$9,212	$230	$5,820
Risk and administrative expense (note 2)	(1,240)	(1,424)	(1,516)	(6,013)	(2,329)	(5,917)

Net investment activity	(1,240)	(1,293)	(1,516)	3,199	(2,099)	(97)

Reinvested capital gains	11,685	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,789	38,155	(723)	5,325	14,291	33,829
Unrealized gain (loss)	(23,076)	(31,031)	(6,844)	(1,535)	(22,792)	(32,345)

Net gain (loss) on investments	(21,287)	7,124	(7,567)	3,790	(8,501)	1,484

Net increase (decrease) in contract owners’ equity from operations	$(10,842)	$5,831	$(9,083)	$6,989	$(10,600)	$1,387

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2011

	PIMCO Variable Insurance Trust — Administrative Shares				Calvert Variable Series, Inc.
	Real Return Subaccount	Total Return Subaccount	Global Bond Subaccount	Commodity Real Return Strategy Subaccount	VP SRI Equity Subaccount
	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$19,619	$28,030	$17,738	$2,905	$0
Risk and administrative expense (note 2)	(12,634)	(14,265)	(9,191)	(389)	(738)

Net investment activity	6,985	13,765	8,547	2,516	(738)

Reinvested capital gains	28,766	15,409	14,049	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	22,529	7,731	18,724	(6,048)	2,399
Unrealized gain (loss)	32,160	(14,141)	2,602	(1,464)	(3,226)

Net gain (loss) on investments	54,689	(6,410)	21,326	(7,512)	(827)

Net increase (decrease) in contract owners’ equity from operations	$90,440	$22,764	$43,922	$(4,996)	$(1,565)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2011

	Dreyfus Variable Investment Fund — Service Shares	Royce Capital Fund — Investment Class		The Prudential Series Fund, Inc.—Class II
	Appreciation Subaccount	Small-Cap Subaccount	Micro-Cap Subaccount	Jennison Subaccount	Jennison 20/20 Focus Subaccount
	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$236	$3,087	$11,500	$0	$0
Risk and administrative expense (note 2)	(243)	(14,605)	(6,682)	(482)	(7,275)

Net investment activity	(7)	(11,518)	4,818	(482)	(7,275)

Reinvested capital gains	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,242	75,212	18,290	2,035	45,797
Unrealized gain (loss)	(106)	(111,129)	(97,012)	(2,122)	(64,474)

Net gain (loss) on investments	1,136	(35,917)	(78,722)	(87)	(18,677)

Net increase (decrease) in contract owners’ equity from operations	$1,129	$(47,435)	$(73,904)	$(569)	$(25,952)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2011

	Legg Mason Partners Variable Equity Trust — Class I			Franklin Templeton Variable Insurance Products Trust—Class 2
	Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount	Legg Mason ClearBridge Variable Equity Income Builder Subaccount	Legg Mason ClearBridge Variable Large Cap Value Subaccount	Templeton Foreign Securities Subaccount	Franklin Flex Cap Growth Securities Subaccount	Franklin Income Securities Subaccount
	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$244	$3	$1,182	$8,329	$0	$32,603
Risk and administrative expense (note 2)	(236)	(5)	(647)	(6,265)	(862)	(7,045)

Net investment activity	8	(2)	535	2,064	(862)	25,558

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(200)	25	37	15,924	(190)	12,024
Unrealized gain (loss)	(1,741)	0	1,076	(73,276)	(4,813)	(30,593)

Net gain (loss) on investments	(1,941)	25	1,113	(57,352)	(5,003)	(18,569)

Net increase (decrease) in contract owners’ equity from operations	$(1,933)	$23	$1,648	$(55,288)	$(5,865)	$6,989

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2011

	The Universal Institutional Funds, Inc.—Class II (Morgan Stanley UIF)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		Neuberger Berman Advisers Managements Trust—S Class
	Growth Subaccount	Invesco Van Kampen V.I. Intl. Growth Equity Series II Subaccount (note 4)	Invesco V.I. International Growth Series II Subaccount (note 4)	AMT Regency Subaccount
	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$0	$1,028	$0	$88
Risk and administrative expense (note 2)	(478)	(125)	(297)	(229)

Net investment activity	(478)	903	(297)	(141)

Reinvested capital gains	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	818	5,869	(1,200)	1,175
Unrealized gain (loss)	(2,532)	(4,165)	(4,525)	(1,792)

Net gain (loss) on investments	(1,714)	1,704	(5,725)	(617)

Net increase (decrease) in contract owners’ equity from operations	$(2,192)	$2,607	$(6,022)	$(758)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2011

	Financial Investors Variable Insurance Trust—Class II
	Ibbotson Conservative ETF Asset Allocation Subaccount	Ibbotson Income & Growth ETF Asset Allocation Subaccount	Ibbotson Balanced ETF Asset Allocation Subaccount	Ibbotson Growth ETF Asset Allocation Subaccount	Ibbotson Aggressive Growth ETF Asset Allocation Subaccount
	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$936	$408	$2,049	$1,431	$881
Risk and administrative expense (note 2)	(710)	(551)	(3,287)	(1,184)	(690)

Net investment activity	226	(143)	(1,238)	247	191

Reinvested capital gains	1,822	766	3,224	1,435	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	149	86	15,156	3,058	179
Unrealized gain (loss)	(1,522)	(967)	(19,170)	(10,093)	(3,263)

Net gain (loss) on investments	(1,373)	(881)	(4,014)	(7,035)	(3,084)

Net increase (decrease) in contract owners’ equity from operations	$675	$(258)	$(2,028)	$(5,353)	$(2,893)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2011

	Janus Aspen Series—Service Shares				Ivy Funds Variable Insurance Portfolios, Inc.
						VIP Global	VIP
					VIP Asset	Natural	Science and
	Janus	Worldwide	Balanced	Overseas	Strategy	Resources	Technology
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$143	$342	$6,215	$2,877	$2,118	$0	$0
Risk and administrative expense (note 2)	(453)	(864)	(3,789)	(9,329)	(2,763)	(1,037)	(865)

Net investment activity	(310)	(522)	2,426	(6,452)	(645)	(1,037)	(865)

Reinvested capital gains	0	0	14,508	7,568	0	0	1,799

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,082	935	2,756	7,500	9,248	(5,435)	484
Unrealized gain (loss)	(2,894)	(11,039)	(20,377)	(272,587)	(27,914)	(17,887)	(7,333)

Net gain (loss) on investments	(1,812)	(10,104)	(17,621)	(265,087)	(18,666)	(23,322)	(6,849)

Net increase (decrease) in contract owners’ equity from operations	$(2,122)	$(10,626)	$(687)	$(263,971)	$(19,311)	$(24,359)	$(5,915)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Operations	For the Period Ended December 31, 2011

	Federated Insurance Series—Service Shares	Franklin Templeton Variable Insurance Products Trust— Class 4

	Kaufmann Fund II Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	Total Subaccounts

	2011	2011	2011
Investment activity:
Reinvested dividends	$0	$0	$264,628
Risk and administrative expense (note 2)	(11)	(25)	(366,114)

Net investment activity	(11)	(25)	(101,486)

Reinvested capital gains	0	0	169,659

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1)	(2)	781,829
Unrealized gain (loss)	(125)	(130)	(2,259,935)

Net gain (loss) on investments	(126)	(132)	(1,478,106)

Net increase (decrease) in contract owners’ equity from operations	$(137)	$(157)	$(1,409,933)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations
Net investment activity	$(4,179)	$(9,774)	$(17,902)	$(22,017)	$(5,421)	$(5,758)	$(318)	$705
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(28,938)	(36,050)	26	(27)	26,766	16,333	1,114	(1,380)
Unrealized gain (loss)	(1,260)	100,864	0	0	(2,340)	16,395	(23,415)	41,739

Net increase (decrease) in contract owners’ equity from operations	(34,377)	55,040	(17,876)	(22,044)	19,005	26,970	(22,619)	41,064

Equity transactions:
Contract purchase payments	82,275	98,626	428,764	386,448	72,203	69,621	68,146	38,405
Transfers (to) and from other subaccounts	(4,087)	(171)	166,573	(1,044)	(52,705)	(32,813)	398	(374)
Transfers (to) and from fixed dollar contract	1,791	(4,575)	268,629	246,286	(1,934)	(5,593)	(356)	(201)
Withdrawals, surrenders and death benefit payments	(222,958)	(134,114)	(856,731)	(1,032,572)	(69,321)	(83,821)	(58,236)	(74,940)
Surrender charges (note 2)	(32)	(3)	0	(351)	0	(53)	0	0

Net equity transactions	(143,011)	(40,237)	7,235	(401,233)	(51,757)	(52,659)	9,952	(37,110)

Net change in contract owners’ equity	(177,388)	14,803	(10,641)	(423,277)	(32,752)	(25,689)	(12,667)	3,954
Contract owners’ equity:
Beginning of period	891,175	876,372	1,514,637	1,937,914	434,640	460,329	383,841	379,887

End of period	$713,787	$891,175	$1,503,996	$1,514,637	$401,888	$434,640	$371,174	$383,841

Change in units:
Beginning units	61,905	64,819	111,272	140,471	21,584	24,323	23,743	26,244

Units purchased	6,208	7,664	118,425	122,386	7,436	4,014	4,647	2,585
Units redeemed	(16,105)	(10,578)	(117,719)	(151,585)	(10,003)	(6,753)	(4,122)	(5,086)

Ending units	52,008	61,905	111,978	111,272	19,017	21,584	24,268	23,743

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
			Capital				International Small-Mid
	International		Appreciation		Millennium		Company
	Subaccount		Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations
Net investment activity	$(6,590)	$(9,247)	$(8,500)	$(8,845)	$(6,775)	$(7,327)	$(6,216)	$(6,028)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	32,782	(13,990)	24,885	20,987	4,854	(26,907)	13,017	1,250
Unrealized gain (loss)	(94,474)	112,875	(41,275)	108,897	(9,094)	129,693	(96,383)	85,871

Net increase (decrease) in contract owners’ equity from operations	(68,282)	89,638	(24,890)	121,039	(11,015)	95,459	(89,582)	81,093

Equity transactions:
Contract purchase payments	78,264	63,806	75,014	80,896	26,519	51,989	51,645	62,569
Transfers (to) and from other subaccounts	(16,417)	(17,138)	(35,166)	(3,987)	7,192	2,635	(16,016)	(18,776)
Transfers (to) and from fixed dollar contract	(2,715)	9,942	(3,499)	(300)	183	(183)	(4,602)	6,860
Withdrawals, surrenders and death benefit payments	(294,996)	(508,489)	(36,658)	(104,742)	(28,364)	(325,571)	(82,216)	(71,774)
Surrender charges (note 2)	0	0	(6)	(3)	0	0	0	0

Net equity transactions	(235,864)	(451,879)	(315)	(28,136)	5,530	(271,130)	(51,189)	(21,121)

Net change in contract owners’ equity	(304,146)	(362,241)	(25,205)	92,903	(5,485)	(175,671)	(140,771)	59,972
Contract owners’ equity:
Beginning of period	654,118	1,016,359	873,909	781,006	486,687	662,358	520,022	460,050

End of period	$349,972	$654,118	$848,704	$873,909	$481,202	$486,687	$379,251	$520,022

Change in units:
Beginning units	43,205	77,331	27,588	28,460	18,191	30,363	17,173	17,948

Units purchased	5,635	6,227	2,911	2,936	1,256	2,722	1,851	3,172
Units redeemed	(21,144)	(40,353)	(2,890)	(3,808)	(1,058)	(14,894)	(3,636)	(3,947)

Ending units	27,696	43,205	27,609	27,588	18,389	18,191	15,388	17,173

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
	Aggressive Growth		Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations
Net investment activity	$(3,429)	$(3,036)	$(2,726)	$(2,043)	$(10,138)	$(9,710)	$905	$(789)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	1,701	2,884	4,904	7,392	31,020	16,705	17,941	1,767
Unrealized gain (loss)	(15,761)	19,887	(1,929)	35,987	(57,200)	119,788	(15,901)	199,406

Net increase (decrease) in contract owners’ equity from operations	(17,489)	19,735	249	41,336	(36,318)	126,783	2,945	200,384

Equity transactions:
Contract purchase payments	29,436	35,436	31,890	41,275	96,160	76,947	157,652	136,029
Transfers (to) and from other subaccounts	(2,353)	(6,698)	16,022	2,809	(4,945)	4,525	81,192	13,924
Transfers (to) and from fixed dollar contract	0	0	457	414	(4,595)	(420)	(4,312)	(3,838)
Withdrawals, surrenders and death benefit payments	(10,192)	(24,111)	(17,188)	(39,570)	(182,144)	(186,530)	(207,436)	(461,708)
Surrender charges (note 2)	0	0	0	0	(70)	0	0	0

Net equity transactions	16,891	4,627	31,181	4,928	(95,594)	(105,478)	27,096	(315,593)

Net change in contract owners’ equity	(598)	24,362	31,430	46,264	(131,912)	21,305	30,041	(115,209)
Contract owners’ equity:
Beginning of period	249,599	225,237	181,239	134,975	786,298	764,993	1,564,234	1,679,443

End of period	$249,001	$249,599	$212,669	$181,239	$654,386	$786,298	$1,594,275	$1,564,234

Change in units:
Beginning units	26,777	26,216	11,146	10,650	34,815	39,970	89,855	108,949

Units purchased	3,215	4,094	2,828	3,263	5,136	4,202	15,413	10,106
Units redeemed	(1,415)	(3,533)	(1,069)	(2,767)	(9,564)	(9,357)	(14,065)	(29,200)

Ending units	28,577	26,777	12,905	11,146	30,387	34,815	91,203	89,855

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
	Strategic Value		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations
Net investment activity	$590	$4,503	$(6,064)	$(6,500)	$(3,584)	$(2,909)	$(2,196)	$(2,158)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	2,405	(3,229)	42,176	32,042	10,892	11,072	10,566	13,996
Unrealized gain (loss)	27,472	22,280	(17,573)	31,136	(17,513)	61,509	(4,382)	24,659

Net increase (decrease) in contract owners’ equity from operations	30,467	23,554	18,539	56,678	(10,205)	69,672	3,988	36,497

Equity transactions:
Contract purchase payments	39,814	52,611	59,152	72,728	28,097	25,491	22,123	27,657
Transfers (to) and from other subaccounts	520	(11,283)	(15,653)	(25,658)	6,349	2,165	(2,437)	(10,235)
Transfers (to) and from fixed dollar contract	0	0	(5,445)	3,069	(3,929)	0	0	0
Withdrawals, surrenders and death benefit payments	(50,533)	(27,962)	(120,659)	(98,128)	(27,006)	(62,271)	(33,054)	(45,216)
Surrender charges (note 2)	0	0	(8)	0	0	(87)	0	0

Net equity transactions	(10,199)	13,366	(82,613)	(47,989)	3,511	(34,702)	(13,368)	(27,794)

Net change in contract owners’ equity	20,268	36,920	(64,074)	8,689	(6,694)	34,970	(9,380)	8,703
Contract owners’ equity:
Beginning of period	245,137	208,217	473,430	464,741	261,878	226,908	211,446	202,743

End of period	$265,405	$245,137	$409,356	$473,430	$255,184	$261,878	$202,066	$211,446

Change in units:
Beginning units	25,453	23,888	26,120	28,863	21,638	25,237	42,761	48,297

Units purchased	3,937	5,970	4,893	6,270	2,806	2,967	4,370	6,212
Units redeemed	(4,897)	(4,405)	(9,289)	(9,013)	(2,537)	(6,566)	(6,998)	(11,748)

Ending units	24,493	25,453	21,724	26,120	21,907	21,638	40,133	42,761

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
	Bristol		Bryton Growth		U.S. Equity		Balanced
	Subaccount		Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations
Net investment activity	$(329)	$(270)	$(3,094)	$(3,027)	$(102)	$(15)	$676	$586
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	2,310	(73)	17,315	14,001	(106)	(238)	2,081	367
Unrealized gain (loss)	(4,283)	4,784	(46,799)	34,326	(167)	433	(1,690)	2,393

Net increase (decrease) in contract owners’ equity from operations	(2,302)	4,441	(32,578)	45,300	(375)	180	1,067	3,346

Equity transactions:
Contract purchase payments	5,493	9,789	35,749	45,132	1,266	787	15,872	23,241
Transfers (to) and from other subaccounts	520	0	(40,191)	(59,407)	5,000	0	15,371	0
Transfers (to) and from fixed dollar contract	0	0	(46,690)	2,817	0	0	0	0
Withdrawals, surrenders and death benefit payments	(27,436)	(4,684)	(15,774)	(7,032)	(1,796)	(982)	(9,373)	(2,001)
Surrender charges (note 2)	0	0	(14)	0	0	0	0	0

Net equity transactions	(21,423)	5,105	(66,920)	(18,490)	4,470	(195)	21,870	21,240

Net change in contract owners’ equity	(23,725)	9,546	(99,498)	26,810	4,095	(15)	22,937	24,586
Contract owners’ equity:
Beginning of period	44,759	35,213	262,131	235,321	2,512	2,527	60,996	36,410

End of period	$21,034	$44,759	$162,633	$262,131	$6,607	$2,512	$83,933	$60,996

Change in units:
Beginning units	3,446	3,026	21,553	23,681	281	313	4,883	3,100

Units purchased	468	827	4,903	9,443	693	97	2,936	1,947
Units redeemed	(2,146)	(407)	(11,516)	(11,571)	(211)	(129)	(1,162)	(164)

Ending units	1,768	3,446	14,940	21,553	763	281	6,657	4,883

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
	Income Opportunity		Target VIP		Target Equity/Income		Bristol Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations
Net investment activity	$(12)	$(3)	$(2)	$5	$6	$8	$(28)	$(12)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	44	11	2	1	(17)	0	132	1
Unrealized gain (loss)	(29)	9	(55)	114	(168)	109	(264)	255

Net increase (decrease) in contract owners’ equity from operations	3	17	(55)	120	(179)	117	(160)	244

Equity transactions:
Contract purchase payments	422	441	659	904	337	358	1,549	1,647
Transfers (to) and from other subaccounts	(19)	(214)	0	0	0	0	(2,309)	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	622	0	0
Withdrawals, surrenders and death benefit payments	0	(144)	0	0	(211)	0	0	0
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	403	83	659	904	126	980	(760)	1,647

Net change in contract owners’ equity	406	100	604	1,024	(53)	1,097	(920)	1,891
Contract owners’ equity:
Beginning of period	361	261	1,024	0	1,219	122	2,501	610

End of period	$767	$361	$1,628	$1,024	$1,166	$1,219	$1,581	$2,501

Change in units:
Beginning units	34	26	139	0	171	21	271	74

Units purchased	478	43	89	139	50	150	166	197
Units redeemed	(439)	(35)	0	0	(35)	0	(260)	0

Ending units	73	34	228	139	186	171	177	271

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Dow Target 10 Portfolios
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations
Net investment activity	$0	$(3)	$0	$(2)	$0	$(1)	$(1)	$(3)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(1)	(6)	8	(1)	(2)	(12)	16	2
Unrealized gain (loss)	7	32	(3)	27	5	34	(9)	34

Net increase (decrease) in contract owners’ equity from operations	6	23	5	24	3	21	6	33

Equity transactions:
Contract purchase payments	0	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(140)	0	(115)	0	(72)	0	(150)	0
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	0	(50)	0	(43)	0	(78)	0	(88)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	(140)	(50)	(115)	(43)	(72)	(78)	(150)	(88)

Net change in contract owners’ equity	(134)	(27)	(110)	(19)	(69)	(57)	(144)	(55)
Contract owners’ equity:
Beginning of period	134	161	110	129	69	126	144	199

End of period	$0	$134	$0	$110	$0	$69	$0	$144

Change in units:
Beginning units	13	18	9	12	6	13	11	18

Units purchased	0	0	0	0	0	0	0	0
Units redeemed	(13)	(5)	(9)	(3)	(6)	(7)	(11)	(7)

Ending units	0	13	0	9	0	6	0	11

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Dow Target 5 Portfolios
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	Subaccount	Subaccount	Subaccount	Subaccount
	2010	2010	2010	2010
Increase (decrease) in contract owners’ equity from operations
Net investment activity	$0	$0	$0	$(1)
Reinvested capital gains	0	0	0	0
Realized gain (loss)	(15)	(9)	(35)	(17)
Unrealized gain (loss)	17	10	40	22

Net increase (decrease) in contract owners’ equity from operations	2	1	5	4

Equity transactions:
Contract purchase payments	0	0	0	0
Transfers (to) and from other subaccounts	0	0	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0
Withdrawals, surrenders and death benefit payments	(53)	(28)	(41)	(63)
Surrender charges (note 2)	0	0	0	0

Net equity transactions	(53)	(28)	(41)	(63)

Net change in contract owners’ equity	(51)	(27)	(36)	(59)
Contract owners’ equity:
Beginning of period	51	27	36	59

End of period	$0	$0	$0	$0

Change in units:
Beginning units	5	3	7	5

Units purchased	0	0	0	0
Units redeemed	(5)	(3)	(7)	(5)

Ending units	0	0	0	0

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Janus Investment Fund Trust—Class S
	Janus		Worldwide		Balanced		Overseas
	Subaccount		Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations
Net investment activity	$(3,452)	$(3,816)	$(1,617)	$(2,112)	$1,906	$3,243	$(4,646)	$(5,947)
Reinvested capital gains	0	0	0	0	6,308	15,899	19,417	0
Realized gain (loss)	17,190	4,733	7,642	3,380	25,409	18,181	26,059	14,055
Unrealized gain (loss)	(32,594)	26,866	(30,871)	23,086	(31,043)	(6,496)	(169,964)	63,628

Net increase (decrease) in contract owners’ equity from operations	(18,856)	27,783	(24,846)	24,354	2,580	30,827	(129,134)	71,736

Equity transactions:
Contract purchase payments	0	0	0	0	(234)	(145)	(111)	(67)
Transfers (to) and from other subaccounts	(30,048)	0	0	(306)	(41,258)	(28,217)	(7,281)	(20,983)
Transfers (to) and from fixed dollar contract	0	0	(2,528)	(2,790)	(2,993)	(58)	0	(2,814)
Withdrawals, surrenders and death benefit payments	(24,270)	(17,943)	(23,373)	(13,733)	(105,807)	(99,527)	(81,243)	(34,092)
Surrender charges (note 2)	(42)	0	(52)	0	0	(11)	(3)	(72)

Net equity transactions	(54,360)	(17,943)	(25,953)	(16,829)	(150,292)	(127,958)	(88,638)	(58,028)

Net change in contract owners’ equity	(73,216)	9,840	(50,799)	7,525	(147,712)	(97,131)	(217,772)	13,708
Contract owners’ equity:
Beginning of period	319,108	309,268	184,681	177,156	530,819	627,950	464,630	450,922

End of period	$245,892	$319,108	$133,882	$184,681	$383,107	$530,819	$246,858	$464,630

Change in units:
Beginning units	39,796	42,224	19,537	21,605	35,294	44,290	15,192	17,308

Units purchased	0	0	0	0	0	0	0	0
Units redeemed	(6,694)	(2,428)	(2,837)	(2,068)	(9,750)	(8,996)	(2,996)	(2,116)

Ending units	33,102	39,796	16,700	19,537	25,544	35,294	12,196	15,192

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Wells Fargo Advantage Variable Trust Funds
	Opportunity		Discovery
	Subaccount		Subaccount
	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations
Net investment activity	$(199)	$(92)	$(500)	$(412)
Reinvested capital gains	0	0	0	0
Realized gain (loss)	12	(243)	766	91
Unrealized gain (loss)	(930)	3,451	(590)	9,639

Net increase (decrease) in contract owners’ equity from operations	(1,117)	3,116	(324)	9,318

Equity transactions:
Contract purchase payments	0	0	0	0
Transfers (to) and from other subaccounts	0	0	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0
Withdrawals, surrenders and death benefit payments	(206)	(1,191)	(1,609)	0
Surrender charges (note 2)	0	0	0	0

Net equity transactions	(206)	(1,191)	(1,609)	0

Net change in contract owners’ equity	(1,323)	1,925	(1,933)	9,318
Contract owners’ equity:
Beginning of period	16,904	14,979	36,935	27,617

End of period	$15,581	$16,904	$35,002	$36,935

Change in units:
Beginning units	1,021	1,105	3,462	3,462

Units purchased	0	0	0	0
Units redeemed	(11)	(84)	(151)	0

Ending units	1,010	1,021	3,311	3,462

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Goldman Sachs Variable Insurance Trust—Institutional Shares
	Large Cap Value		Structured U.S. Equity		Strategic Growth
	Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations
Net investment activity	$(1,935)	$(2,682)	$220	$23	$(818)	$(848)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	19,123	4,596	(36)	(1,519)	373	1,769
Unrealized gain (loss)	(62,934)	52,164	704	6,654	(3,708)	6,638

Net increase (decrease) in contract owners’ equity from operations	(45,746)	54,078	888	5,158	(4,153)	7,559

Equity transactions:
Contract purchase payments	70,653	91,126	12,890	13,671	12,920	13,284
Transfers (to) and from other subaccounts	(86,570)	(58,973)	0	(2,102)	3,108	(6,438)
Transfers (to) and from fixed dollar contract	(21,876)	2,193	0	0	0	0
Withdrawals, surrenders and death benefit payments	(153,019)	(23,985)	(6,417)	(23,138)	(2,161)	(21,643)
Surrender charges (note 2)	(11)	0	0	0	0	0

Net equity transactions	(190,823)	10,361	6,473	(11,569)	13,867	(14,797)

Net change in contract owners’ equity	(236,569)	64,439	7,361	(6,411)	9,714	(7,238)
Contract owners’ equity:
Beginning of period	619,572	555,133	39,114	45,525	91,932	99,170

End of period	$383,003	$619,572	$46,475	$39,114	$101,646	$91,932

Change in units:
Beginning units	54,236	53,317	4,405	5,709	10,113	11,920

Units purchased	8,900	12,851	1,418	1,671	1,781	1,612
Units redeemed	(26,579)	(11,932)	(724)	(2,975)	(257)	(3,419)

Ending units	36,557	54,236	5,099	4,405	11,637	10,113

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	The Universal Institutional Funds, Inc. —
	Class I (Morgan Stanley UIF)
			Core Plus
	U.S. Real Estate		Fixed Income
	Subaccount		Subaccount
	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations
Net investment activity	$(2,346)	$4,377	$1,295	$1,883
Reinvested capital gains	0	0	0	0
Realized gain (loss)	(23,723)	(47,736)	8	(155)
Unrealized gain (loss)	45,222	159,032	1,004	520

Net increase (decrease) in contract owners’ equity from operations	19,153	115,673	2,307	2,248

Equity transactions:
Contract purchase payments	50,142	43,928	11,583	18,606
Transfers (to) and from other subaccounts	48,835	(58,014)	(2,055)	0
Transfers (to) and from fixed dollar contract	(798)	0	0	0
Withdrawals, surrenders and death benefit payments	(144,538)	(63,313)	(88)	(5,102)
Surrender charges (note 2)	0	0	0	0

Net equity transactions	(46,359)	(77,399)	9,440	13,504

Net change in contract owners’ equity	(27,206)	38,274	11,747	15,752
Contract owners’ equity:
Beginning of period	478,132	439,858	50,098	34,346

End of period	$450,926	$478,132	$61,845	$50,098

Change in units:
Beginning units	14,897	17,574	4,358	3,158

Units purchased	3,246	1,911	983	1,653
Units redeemed	(4,700)	(4,588)	(181)	(453)

Ending units	13,443	14,897	5,160	4,358

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Lazard Retirement Series, Inc.—Service Shares
	Emerging Markets Equity Subaccount		U.S. Small-Mid Cap Equity Subaccount		U.S. Strategic Equity Subaccount		International Equity Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations
Net investment activity	$3,718	$(1,993)	$(7,822)	$(6,175)	$(76)	$(136)	$1,362	$(30)
Reinvested capital gains	0	0	38,773	53,172	0	0	0	0
Realized gain (loss)	42,528	38,856	(5,287)	(8,468)	187	135	13	(454)
Unrealized gain (loss)	(247,554)	171,088	(77,019)	88,770	36	2,655	(8,825)	3,668

Net increase (decrease) in contract owners’ equity from operations	(201,308)	207,951	(51,355)	127,299	147	2,654	(7,450)	3,184

Equity transactions:
Contract purchase payments	105,184	129,147	35,732	39,471	5,355	5,197	19,034	20,042
Transfers (to) and from other subaccounts	46,025	(43,479)	12,765	7,749	0	0	72,275	(21,005)
Transfers (to) and from fixed dollar contract	(11,397)	6,894	0	2,500	0	0	0	0
Withdrawals, surrenders and death benefit payments	(316,118)	(189,453)	(197,967)	(48,779)	(1,583)	(4,296)	(2,799)	(8,514)
Surrender charges (note 2)	(8)	(28)	0	0	0	0	0	(25)

Net equity transactions	(176,314)	(96,919)	(149,470)	941	3,772	901	88,510	(9,502)

Net change in contract owners’ equity	(377,622)	111,032	(200,825)	128,240	3,919	3,555	81,060	(6,318)
Contract owners’ equity:
Beginning of period	1,125,127	1,014,095	702,245	574,005	26,910	23,355	49,143	55,461

End of period	$747,505	$1,125,127	$501,420	$702,245	$30,829	$26,910	$130,203	$49,143

Change in units:
Beginning units	29,791	32,506	30,845	30,778	2,521	2,436	4,150	4,931

Units purchased	4,828	4,995	2,533	2,520	501	530	8,143	1,818
Units redeemed	(10,157)	(7,710)	(8,829)	(2,453)	(151)	(445)	(277)	(2,599)

Ending units	24,462	29,791	24,549	30,845	2,871	2,521	12,016	4,150

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Fidelity Variable Insurance Products Fund —
	Service Class 2
	VIP Mid Cap		VIP Contrafund
	Subaccount		Subaccount
	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations
Net investment activity	$(19,166)	$(18,745)	$(9,807)	$(4,558)
Reinvested capital gains	2,282	5,000	0	777
Realized gain (loss)	76,227	22,625	25,152	(22,612)
Unrealized gain (loss)	(231,038)	363,421	(81,932)	272,502

Net increase (decrease) in contract owners’ equity from operations	(171,695)	372,301	(66,587)	246,109

Equity transactions:
Contract purchase payments	189,005	229,157	232,526	254,735
Transfers (to) and from other subaccounts	(82,672)	19,996	(59,767)	33,103
Transfers (to) and from fixed dollar contract	(11,713)	(4,514)	(940)	(5,013)
Withdrawals, surrenders and death benefit payments	(416,819)	(352,333)	(296,789)	(218,359)
Surrender charges (note 2)	(6)	(109)	(11)	(120)

Net equity transactions	(322,205)	(107,803)	(124,981)	64,346

Net change in contract owners’ equity	(493,900)	264,498	(191,568)	310,455
Contract owners’ equity:
Beginning of period	1,687,774	1,423,276	1,851,394	1,540,939

End of period	$1,193,874	$1,687,774	$1,659,826	$1,851,394

Change in units:
Beginning units	69,695	74,559	141,918	136,276

Units purchased	9,612	14,574	21,180	26,916
Units redeemed	(23,260)	(19,438)	(30,457)	(21,274)

Ending units	56,047	69,695	132,641	141,918

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Fidelity Variable Insurance Products Fund—Service Class 2
	VIP Growth		VIP Equity-Income		VIP Real Estate
	Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations
Net investment activity	$(6,500)	$(4,710)	$1,762	$1,253	$(131)	$67
Reinvested capital gains	1,848	1,286	0	0	0	0
Realized gain (loss)	6,076	(1,512)	(3,692)	(11,078)	(145)	1
Unrealized gain (loss)	(13,151)	81,752	2,817	49,586	1,115	374

Net increase (decrease) in contract owners’ equity from operations	(11,727)	76,816	887	39,761	839	442

Equity transactions:
Contract purchase payments	96,381	98,987	43,592	58,209	4,192	1,777
Transfers (to) and from other subaccounts	125,626	(1,051)	(6,955)	(9,041)	16,250	6,513
Transfers (to) and from fixed dollar contract	(3,100)	2,500	(1,901)	(3,739)	(2,156)	0
Withdrawals, surrenders and death benefit payments	(34,865)	(39,772)	(148,762)	(18,449)	(5,043)	0
Surrender charges (note 2)	(12)	(6)	(11)	(9)	0	0

Net equity transactions	184,030	60,658	(114,037)	26,971	13,243	8,290

Net change in contract owners’ equity	172,303	137,474	(113,150)	66,732	14,082	8,732
Contract owners’ equity:
Beginning of period	442,565	305,091	352,783	286,051	8,732	0

End of period	$614,868	$442,565	$239,633	$352,783	$22,814	$8,732

Change in units:
Beginning units	64,312	54,183	28,559	26,257	642	0

Units purchased	32,584	19,339	3,783	6,653	1,484	642
Units redeemed	(6,312)	(9,210)	(12,809)	(4,351)	(549)	0

Ending units	90,584	64,312	19,533	28,559	1,577	642

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	MFS Variable Insurance Trust—Service Class
	New Discovery		Investors Growth Stock		Mid Cap Growth		Total Return
	Subaccount		Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations
Net investment activity	$(1,240)	$(1,032)	$(1,293)	$(2,241)	$(1,516)	$(1,138)	$3,199	$5,703
Reinvested capital gains	11,685	0	0	0	0	0	0	0
Realized gain (loss)	1,789	1,844	38,155	992	(723)	(276)	5,325	(3,247)
Unrealized gain (loss)	(23,076)	23,475	(31,031)	24,983	(6,844)	23,585	(1,535)	39,133

Net increase (decrease) in contract owners’ equity from operations	(10,842)	24,287	5,831	23,734	(9,083)	22,171	6,989	41,589

Equity transactions:
Contract purchase payments	10,711	8,974	19,603	22,021	16,352	15,724	62,307	75,237
Transfers (to) and from other subaccounts	(233)	0	0	0	(3,725)	0	7,983	(16,160)
Transfers (to) and from fixed dollar contract	0	0	0	2,500	0	0	(2,618)	2,274
Withdrawals, surrenders and death benefit payments	(15,048)	(13,462)	(221,487)	(12,678)	(4,040)	(130)	(234,692)	(37,862)
Surrender charges (note 2)	0	0	0	0	0	0	0	0

Net equity transactions	(4,570)	(4,488)	(201,884)	11,843	8,587	15,594	(167,020)	23,489

Net change in contract owners’ equity	(15,412)	19,799	(196,053)	35,577	(496)	37,765	(160,031)	65,078
Contract owners’ equity:
Beginning of period	92,044	72,245	240,525	204,948	108,764	70,999	553,300	488,222

End of period	$76,632	$92,044	$44,472	$240,525	$108,268	$108,764	$393,269	$553,300

Change in units:
Beginning units	5,728	6,030	21,496	20,268	12,291	10,228	41,851	39,946

Units purchased	677	676	1,739	2,460	1,957	2,079	6,888	6,366
Units redeemed	(1,005)	(978)	(19,222)	(1,232)	(1,034)	(16)	(19,063)	(4,461)

Ending units	5,400	5,728	4,013	21,496	13,214	12,291	29,676	41,851

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	J.P. Morgan Insurance Trust—Class I
	Small Cap Core Subaccount		Mid Cap Value Subaccount
	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations
Net investment activity	$(2,099)	$(2,252)	$(97)	$(764)
Reinvested capital gains	0	0	0	0
Realized gain (loss)	14,291	12,293	33,829	25,683
Unrealized gain (loss)	(22,792)	27,227	(32,345)	58,163

Net increase (decrease) in contract owners’ equity from operations	(10,600)	37,268	1,387	83,082

Equity transactions:
Contract purchase payments	28,513	39,785	62,720	77,435
Transfers (to) and from other subaccounts	(2,845)	(3,842)	33,638	(65,023)
Transfers (to) and from fixed dollar contract	(1,495)	0	(722)	0
Withdrawals, surrenders and death benefit payments	(40,648)	(43,013)	(137,948)	(57,989)
Surrender charges (note 2)	(66)	0	0	(15)

Net equity transactions	(16,541)	(7,070)	(42,312)	(45,592)

Net change in contract owners’ equity	(27,141)	30,198	(40,925)	37,490
Contract owners’ equity:
Beginning of period	178,452	148,254	445,627	408,137

End of period	$151,311	$178,452	$404,702	$445,627

Change in units:
Beginning units	11,181	11,652	21,253	23,710

Units purchased	1,890	2,906	4,685	4,360
Units redeemed	(2,981)	(3,377)	(6,791)	(6,817)

Ending units	10,090	11,181	19,147	21,253

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	PIMCO Variable Insurance Trust—Administrative Shares
	Real Return Subaccount		Total Return Subaccount		Global Bond Subaccount		Commodity RealReturn Strategy Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations
Net investment activity	$6,985	$1,036	$13,765	$11,013	$8,547	$8,841	$2,516	$285
Reinvested capital gains	28,766	9,101	15,409	31,984	14,049	18,355	0	51
Realized gain (loss)	22,529	11,317	7,731	8,523	18,724	1,998	(6,048)	1
Unrealized gain (loss)	32,160	41,117	(14,141)	11,639	2,602	29,323	(1,464)	381

Net increase (decrease) in contract owners’ equity from operations	90,440	62,571	22,764	63,159	43,922	58,517	(4,996)	718

Equity transactions:
Contract purchase payments	114,598	133,227	146,978	174,304	84,946	101,977	5,334	225
Transfers (to) and from other subaccounts	(63,824)	51,733	(91,709)	81,960	(200,875)	111,804	930	2,300
Transfers (to) and from fixed dollar contract	(6,404)	5,529	18,500	12,989	3,396	2,965	31	0
Withdrawals, surrenders and death benefit payments	(155,192)	(145,896)	(144,285)	(75,310)	(88,480)	(25,833)	0	0
Surrender charges (note 2)	(35)	(7)	(32)	(42)	(26)	(4)	0	0

Net equity transactions	(110,857)	44,586	(70,548)	193,901	(201,039)	190,909	6,295	2,525

Net change in contract owners’ equity	(20,417)	107,157	(47,784)	257,060	(157,117)	249,426	1,299	3,243
Contract owners’ equity:
Beginning of period	1,007,258	900,101	1,102,752	845,692	795,412	545,986	3,243	0

End of period	$986,841	$1,007,258	$1,054,968	$1,102,752	$638,295	$795,412	$4,542	$3,243

Change in units:
Beginning units	67,352	64,201	72,533	59,337	48,259	36,495	265	0

Units purchased	12,655	19,391	13,841	24,517	7,088	18,560	3,123	265
Units redeemed	(20,123)	(16,240)	(18,502)	(11,321)	(18,861)	(6,796)	(2,981)	0

Ending units	59,884	67,352	67,872	72,533	36,486	48,259	407	265

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Calvert Variable Series, Inc.		Dreyfus Variable Investment Fund - Service Shares		Royce Capital Fund—Investment Class
	VP SRI Equity Subaccount		Appreciation Subaccount		Small-Cap Subaccount		Micro-Cap Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations
Net investment activity	$(738)	$(602)	$(7)	$63	$(11,518)	$(12,749)	$4,818	$1,050
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	2,399	457	1,242	185	75,212	17,860	18,290	22,408
Unrealized gain (loss)	(3,226)	6,435	(106)	1,718	(111,129)	182,744	(97,012)	87,710

Net increase (decrease) in contract owners’ equity from operations	(1,565)	6,290	1,129	1,966	(47,435)	187,855	(73,904)	111,168

Equity transactions:
Contract purchase payments	7,399	6,429	6,322	4,104	151,117	155,826	68,383	77,780
Transfers (to) and from other subaccounts	5,606	0	(88)	88	1,031	(11,173)	138,245	(26,322)
Transfers (to) and from fixed dollar contract	0	0	(4,030)	0	(40,239)	3,049	(21,597)	(455)
Withdrawals, surrenders and death benefit payments	(13,385)	(10,513)	(683)	(3,060)	(344,453)	(177,866)	(110,337)	(174,093)
Surrender charges (note 2)	0	0	0	0	0	(37)	(13)	(8)

Net equity transactions	(380)	(4,084)	1,521	1,132	(232,544)	(30,201)	74,681	(123,098)

Net change in contract owners’ equity	(1,945)	2,206	2,650	3,098	(279,979)	157,654	777	(11,930)
Contract owners’ equity:
Beginning of period	47,917	45,711	15,387	12,289	1,150,626	992,972	428,958	440,888

End of period	$45,972	$47,917	$18,037	$15,387	$870,647	$1,150,626	$429,735	$428,958

Change in units:
Beginning units	5,838	6,443	1,079	979	49,738	51,043	17,214	22,688

Units purchased	1,825	889	1,269	340	11,891	8,748	10,251	4,357
Units redeemed	(1,909)	(1,494)	(1,169)	(240)	(22,192)	(10,053)	(7,581)	(9,831)

Ending units	5,754	5,838	1,179	1,079	39,437	49,738	19,884	17,214

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	The Prudential Series Fund, Inc.—Class II				Legg Mason Partners Variable Equity Trust—Class I
	Jennison Subaccount		Jennison 20/20 Focus Subaccount		Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount		Legg Mason ClearBridge Variable Equity Income Builder Subaccount	Legg Mason ClearBridge Variable Large Cap Value Subaccount
	2011	2010	2011	2010	2011	2010	2011	2011	2010
Increase (decrease) in contract owners’ equity from operations
Net investment activity	$(482)	$(490)	$(7,275)	$(7,142)	$8	$97	$(2)	$535	$659
Reinvested capital gains	0	0	0	0	0	0	0	0	0
Realized gain (loss)	2,035	246	45,797	9,016	(200)	111	25	37	1
Unrealized gain (loss)	(2,122)	4,235	(64,474)	37,047	(1,741)	1,477	0	1,076	2,446

Net increase (decrease) in contract owners’ equity from operations	(569)	3,991	(25,952)	38,921	(1,933)	1,685	23	1,648	3,106

Equity transactions:
Contract purchase payments	6,640	4,501	79,024	98,879	5,889	9,245	0	8,756	10,799
Transfers (to) and from other subaccounts	0	282	(41,364)	13,951	1,152	0	963	0	0
Transfers (to) and from fixed dollar contract	0	0	(35,582)	5,740	0	420	(986)	0	0
Withdrawals, surrenders and death benefit payments	(13,108)	(2,020)	(175,351)	(29,608)	(724)	(1,429)	0	0	(292)
Surrender charges (note 2)	0	0	(11)	(56)	0	0	0	0	0

Net equity transactions	(6,468)	2,763	(173,284)	88,906	6,317	8,236	(23)	8,756	10,507

Net change in contract owners’ equity	(7,037)	6,754	(199,236)	127,827	4,384	9,921	0	10,404	13,613
Contract owners’ equity:
Beginning of period	42,654	35,900	623,633	495,806	12,513	2,592	0	43,086	29,473

End of period	$35,617	$42,654	$424,397	$623,633	$16,897	$12,513	$0	$53,490	$43,086

Change in units:
Beginning units	3,109	2,877	34,692	29,218	1,070	255	0	3,884	2,870

Units purchased	475	385	5,996	11,331	943	942	107	772	1,041
Units redeemed	(951)	(153)	(15,632)	(5,857)	(452)	(127)	(107)	0	(27)

Ending units	2,633	3,109	25,056	34,692	1,561	1,070	0	4,656	3,884

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Franklin Templeton Variable Insurance Products Trust—Class 2
	Templeton Foreign Securities Subaccount		Franklin Flex Cap Growth Securities Subaccount		Franklin Income Securities Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations
Net investment activity	$2,064	$2,218	$(862)	$(404)	$25,558	$27,548
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	15,924	15,252	(190)	95	12,024	928
Unrealized gain (loss)	(73,276)	12,375	(4,813)	6,363	(30,593)	29,388

Net increase (decrease) in contract owners’ equity from operations	(55,288)	29,845	(5,865)	6,054	6,989	57,864

Equity transactions:
Contract purchase payments	53,402	77,401	32,985	30,259	81,505	91,255
Transfers (to) and from other subaccounts	(94,772)	(67,681)	9,527	0	1,604	(2,616)
Transfers (to) and from fixed dollar contract	(10,733)	2,817	(6,806)	0	(8,264)	1,985
Withdrawals, surrenders and death benefit payments	(67,540)	(35,497)	(2,109)	(1,028)	(271,312)	(26,408)
Surrender charges (note 2)	(14)	0	0	0	0	(63)

Net equity transactions	(119,657)	(22,960)	33,597	29,231	(196,467)	64,153

Net change in contract owners’ equity	(174,945)	6,885	27,732	35,285	(189,478)	122,017
Contract owners’ equity:
Beginning of period	504,626	497,741	50,372	15,087	602,781	480,764

End of period	$329,681	$504,626	$78,104	$50,372	$413,303	$602,781

Change in units:
Beginning units	38,850	40,989	4,023	1,381	47,156	41,812

Units purchased	7,854	13,643	3,422	2,731	9,471	7,984
Units redeemed	(17,919)	(15,782)	(804)	(89)	(24,622)	(2,640)

Ending units	28,785	38,850	6,641	4,023	32,005	47,156

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	The Universal Institutional Funds, Inc. — Class II (Morgan Stanley UIF)			AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	International Growth Equity Subaccount (note 4)	Growth Subaccount		Invesco Van Kampen V.I. Intl. Growth Equity Series II Subaccount (note 4)		Invesco V.I. International Growth Series II Subaccount (note 4)
	2010	2011	2010	2011	2010	2011
Increase (decrease) in contract owners’ equity from operations
Net investment activity	$168	$(478)	$(209)	$903	$(158)	$(297)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(650)	818	28	5,869	17	(1,200)
Unrealized gain (loss)	(737)	(2,532)	4,408	(4,165)	4,165	(4,525)

Net increase (decrease) in contract owners’ equity from operations	(1,219)	(2,192)	4,227	2,607	4,024	(6,022)

Equity transactions:
Contract purchase payments	9,191	14,388	20,251	4,335	8,855	11,593
Transfers (to) and from other subaccounts	(13,463)	(462)	1,003	(32,522)	13,463	31,010
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(86)	(2,054)	0	(762)	0	(3,968)
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	(4,358)	11,872	21,254	(28,949)	22,318	38,635

Net change in contract owners’ equity	(5,577)	9,680	25,481	(26,342)	26,342	32,613
Contract owners’ equity:
Beginning of period	5,577	29,171	3,690	26,342	0	0

End of period	$0	$38,851	$29,171	$0	$26,342	$32,613

Change in units:
Beginning units	819	2,893	443	3,567	0	0

Units purchased	1,452	1,594	2,450	807	3,567	5,756
Units redeemed	(2,271)	(459)	0	(4,374)	0	(945)

Ending units	0	4,028	2,893	0	3,567	4,811

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Neuberger Berman Advisers Management Trust—S Class		Financial Investors Variable Insurance Trust—Class II
	AMT Regency Subaccount		Ibbotson Conservative ETF Asset Allocation Subaccount		Ibbotson Income & Growth ETF Asset Allocation Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations
Net investment activity	$(141)	$(104)	$226	$(667)	$(143)	$(958)
Reinvested capital gains	0	0	1,822	31	766	0
Realized gain (loss)	1,175	42	149	6,469	86	9,130
Unrealized gain (loss)	(1,792)	2,560	(1,522)	(1,904)	(967)	(3,089)

Net increase (decrease) in contract owners’ equity from operations	(758)	2,498	675	3,929	(258)	5,083

Equity transactions:
Contract purchase payments	7,948	6,154	26,056	21,127	11,863	25,717
Transfers (to) and from other subaccounts	0	0	9,135	0	0	0
Transfers (to) and from fixed dollar contract	0	0	9,551	0	4,094	0
Withdrawals, surrenders and death benefit payments	(3,515)	0	(2,575)	(69,448)	(288)	(77,060)
Surrender charges (note 2)	0	0	0	0	0	0

Net equity transactions	4,433	6,154	42,167	(48,321)	15,669	(51,343)

Net change in contract owners’ equity	3,675	8,652	42,842	(44,392)	15,411	(46,260)
Contract owners’ equity:
Beginning of period	17,581	8,929	34,700	79,092	33,263	79,523

End of period	$21,256	$17,581	$77,542	$34,700	$48,674	$33,263

Change in units:
Beginning units	1,807	1,141	3,315	7,931	3,312	8,505

Units purchased	906	666	4,208	2,066	1,575	2,667
Units redeemed	(339)	0	(244)	(6,682)	(29)	(7,860)

Ending units	2,374	1,807	7,279	3,315	4,858	3,312

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Financial Investors Variable Insurance Trust—Class II
	Ibbotson Balanced ETF Asset Allocation Subaccount		Ibbotson Growth ETF Asset Allocation Subaccount		Ibbotson Aggressive Growth ETF Asset Allocation Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations
Net investment activity	$(1,238)	$(1,928)	$247	$(1,624)	$191	$(308)
Reinvested capital gains	3,224	0	1,435	0	0	0
Realized gain (loss)	15,156	14,049	3,058	25,351	179	2,106
Unrealized gain (loss)	(19,170)	14,517	(10,093)	(8,953)	(3,263)	2,219

Net increase (decrease) in contract owners’ equity from operations	(2,028)	26,638	(5,353)	14,774	(2,893)	4,017

Equity transactions:
Contract purchase payments	90,703	143,508	69,090	34,211	46,382	23,407
Transfers (to) and from other subaccounts	1,748	400	(11,200)	(2,300)	18,163	0
Transfers (to) and from fixed dollar contract	(28,390)	0	0	0	0	0
Withdrawals, surrenders and death benefit payments	(91,150)	(158,623)	(1,464)	(123,341)	(4,564)	(17,753)
Surrender charges (note 2)	0	0	0	(26)	0	0

Net equity transactions	(27,089)	(14,715)	56,426	(91,456)	59,981	5,654

Net change in contract owners’ equity	(29,117)	11,923	51,073	(76,682)	57,088	9,671
Contract owners’ equity:
Beginning of period	231,383	219,460	70,634	147,316	28,953	19,282

End of period	$202,266	$231,383	$121,707	$70,634	$86,041	$28,953

Change in units:
Beginning units	23,953	25,024	7,680	17,996	3,305	2,502

Units purchased	14,600	16,159	7,608	4,059	7,734	2,966
Units redeemed	(17,142)	(17,230)	(1,364)	(14,375)	(557)	(2,163)

Ending units	21,411	23,953	13,924	7,680	10,482	3,305

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Janus Aspen Series—Service Shares
	Janus Subaccount		Worldwide Subaccount		Balanced Subaccount		Overseas Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations
Net investment activity	$(310)	$(187)	$(522)	$(561)	$2,426	$2,841	$(6,452)	$(5,339)
Reinvested capital gains	0	0	0	0	14,508	0	7,568	0
Realized gain (loss)	1,082	66	935	3,662	2,756	5,133	7,500	30,645
Unrealized gain (loss)	(2,894)	2,916	(11,039)	2,579	(20,377)	6,885	(272,587)	126,442

Net increase (decrease) in contract owners’ equity from operations	(2,122)	2,795	(10,626)	5,680	(687)	14,859	(263,971)	151,748

Equity transactions:
Contract purchase payments	8,164	4,883	17,707	13,379	47,264	63,084	151,757	149,571
Transfers (to) and from other subaccounts	(2,227)	6,422	759	(34,020)	9,594	9,501	32,290	88,853
Transfers (to) and from fixed dollar contract	0	0	(2,452)	5,000	3,543	9,077	(21,467)	12,413
Withdrawals, surrenders and death benefit payments	(2,227)	(332)	(284)	(2,696)	(43,520)	(51,596)	(229,222)	(157,564)
Surrender charges (note 2)	0	0	0	0	0	0	(12)	0

Net equity transactions	3,710	10,973	15,730	(18,337)	16,881	30,066	(66,654)	93,273

Net change in contract owners’ equity	1,588	13,768	5,104	(12,657)	16,194	44,925	(330,625)	245,021
Contract owners’ equity:
Beginning of period	30,811	17,043	59,629	72,286	258,503	213,578	779,843	534,822

End of period	$32,399	$30,811	$64,733	$59,629	$274,697	$258,503	$449,218	$779,843

Change in units:
Beginning units	2,124	1,324	3,916	5,411	20,166	17,774	44,304	37,480

Units purchased	921	824	1,486	1,320	5,772	7,156	20,046	17,406
Units redeemed	(649)	(24)	(393)	(2,815)	(4,510)	(4,764)	(26,123)	(10,582)

Ending units	2,396	2,124	5,009	3,916	21,428	20,166	38,227	44,304

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ivy Funds Variable Insurance Portfolios, Inc.
	VIP Asset Strategy Subaccount		VIP Global Natural Resources Subaccount		VIP Science and Technology Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations
Net investment activity	$(645)	$(430)	$(1,037)	$(114)	$(865)	$(260)
Reinvested capital gains	0	0	0	0	1,799	508
Realized gain (loss)	9,248	490	(5,435)	(6)	484	0
Unrealized gain (loss)	(27,914)	18,906	(17,887)	1,674	(7,333)	3,705

Net increase (decrease) in contract owners’ equity from operations	(19,311)	18,966	(24,359)	1,554	(5,915)	3,953

Equity transactions:
Contract purchase payments	32,071	20,620	7,674	594	12,152	594
Transfers (to) and from other subaccounts	58,855	165,331	81,048	1,697	(13,749)	37,800
Transfers (to) and from fixed dollar contract	4,445	16,104	0	8,756	(1,050)	15,398
Withdrawals, surrenders and death benefit payments	(116,451)	0	0	0	0	0
Surrender charges (note 2)	(23)	0	0	0	0	0

Net equity transactions	(21,103)	202,055	88,722	11,047	(2,647)	53,792

Net change in contract owners’ equity	(40,414)	221,021	64,363	12,601	(8,562)	57,745
Contract owners’ equity:
Beginning of period	221,021	0	12,601	0	57,745	0

End of period	$180,607	$221,021	$76,964	$12,601	$49,183	$57,745

Change in units:
Beginning units	20,990	0	1,079	0	4,945	0

Units purchased	16,123	22,462	10,135	1,079	4,742	4,945
Units redeemed	(18,380)	(1,472)	(2,710)	0	(5,157)	0

Ending units	18,733	20,990	8,504	1,079	4,530	4,945

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Federated Insurance Series—Service Shares	Franklin Templeton Variable Insurance Products Trust — Class 4
	Kaufmann Fund II Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	Total Subaccounts	Total Subaccounts
	2011	2011	2011	2010
Increase (decrease) in contract owners’ equity from operations
Net investment activity	$(11)	$(25)	$(101,486)	$(115,220)
Reinvested capital gains	0	0	169,659	136,164
Realized gain (loss)	(1)	(2)	781,829	293,686
Unrealized gain (loss)	(125)	(130)	(2,259,935)	3,359,880

Net increase (decrease) in contract owners’ equity from operations	(137)	(157)	(1,409,933)	3,674,510

Equity transactions:
Contract purchase payments	3,162	3,327	3,916,465	4,180,491
Transfers (to) and from other subaccounts	0	1,674	0	0
Transfers (to) and from fixed dollar contract	0	0	(15,694)	356,620
Withdrawals, surrenders and death benefit payments	0	0	(6,858,624)	(6,012,914)
Surrender charges (note 2)	0	0	(518)	(1,135)

Net equity transactions	3,162	5,001	(2,958,371)	(1,476,938)

Net change in contract owners’ equity	3,025	4,844	(4,368,304)	2,197,572
Contract owners’ equity:
Beginning of period	0	0	29,128,958	26,931,386

End of period	$3,025	$4,844	$24,760,654	$29,128,958

Change in units:
Beginning units	0	0	1,865,005	1,934,721

Units purchased	296	451	515,305	530,533
Units redeemed	0	0	(677,276)	(600,249)

Ending units	296	451	1,703,034	1,865,005

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account D

Notes to Financial Statements	December 31, 2011

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

Ohio National Variable Account D (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) established as a funding vehicle for group variable annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from ONLIC’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ONLIC may conduct.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts:

Ohio National Fund, Inc.: Equity, Money Market, Bond, Omni, International, Capital Appreciation, Millennium, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500 Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100 Index, Bristol, Bryton Growth, U.S. Equity, Balanced, Income Opportunity, Target Equity/Income, and Bristol Growth

Janus Investment Fund Trust—Class S: Janus, Worldwide, Balanced, and Overseas

Wells Fargo Advantage Variable Trust Funds: Opportunity and Discovery

Goldman Sachs Variable Insurance Trust—Institutional Shares: Large Cap Value, Structured U.S. Equity, and Strategic Growth

The Universal Institutional Funds, Inc.—Class I (Morgan Stanley UIF): U.S. Real Estate and Core Plus Fixed Income

Lazard Retirement Series, Inc.—Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Strategic Equity, and International Equity

Fidelity Variable Insurance Products Fund—Service Class 2: VIP Mid Cap, VIP Contrafund, VIP Growth, VIP Equity-Income, and VIP Real Estate

MFS Variable Insurance Trust—Service Class: New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

J.P. Morgan Insurance Trust—Class I: Small Cap Core and Mid Cap Value

PIMCO Variable Insurance Trust—Administrative Shares: Real Return, Total Return, Global Bond, and CommodityRealReturn Strategy

Calvert Variable Series, Inc.: VP SRI Equity

Dreyfus Variable Investment Fund—Service Shares: Appreciation

Royce Capital Fund—Investment Class: Small-Cap and Micro-Cap

The Prudential Series Fund, Inc.—Class II: Jennison and Jennison 20/20 Focus

Legg Mason Partners Variable Equity Trust—Class I: Legg Mason ClearBridge Variable Fundamental All Cap Value and Legg Mason ClearBridge Variable Large Cap Value

Franklin Templeton Variable Insurance Products Trust—Class 2: Templeton Foreign Securities, Franklin Flex Cap Growth Securities, and Franklin Income Securities

The Universal Institutional Funds, Inc.—Class II (Morgan Stanley UIF): Growth

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Series II

Neuberger Berman Advisers Management Trust—S Class: AMT Regency

Financial Investors Variable Insurance Trust—Class II: Ibbotson Conservative ETF Asset Allocation, Ibbotson Income & Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Growth ETF Asset Allocation, and Ibbotson Aggressive Growth ETF Asset Allocation

Janus Aspen Series—Service Shares: Janus, Worldwide, Balanced, and Overseas

Ivy Funds Variable Insurance Portfolios, Inc.: VIP Asset Strategy, VIP Global Natural Resources, and VIP Science and Technology

Federated Insurance Series—Service Shares: Kaufmann Fund II

Franklin Templeton Variable Insurance Products Trust—Class 4: Franklin Templeton VIP Founding Funds Allocation

The underlying mutual funds in which the subaccounts invest, other than The Dow® Target Variable Fund LLC (Dow Target 10 and Dow Target 5 Portfolios) which liquidated on April 8, 2011, are diversified open-end management investment companies. The underlying mutual funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests, and through April 8, 2011, performed similar services to The Dow® Target Variable Fund LLC (Dow Target 10 and Dow Target 5 Portfolios). For these services, ONI recorded advisory fees of approximately $15.6 million and $14.6 million for the periods ended December 31, 2011 and 2010, respectively.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract maintained in the general account of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed portion of their contracts.

C.	Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2011.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

D.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E.	Subsequent Events

The Account has evaluated for possible subsequent events through April 11, 2012, which is the date these financial statements were issued and there are no additional subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although annuity and death benefit payments differ according to the investment performance of the subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fees, and transfer fees are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The following table illustrates product and contract level charges:

The following charges are basic charges assessed through the daily reduction of unit values:

Retirement Advantage
Annual Mortality and Expense Risk Fees	1.00%
Annual Administrative Expenses	0.35%

Total expenses	1.35%

The following charges are assessed through the redemption of units:

Transfer Fee - per transfer A transfer fee may be charged for each transfer of a participant’s account values from one subaccount to another. The fee is charged against the subaccount from which the transfer is made (this fee is currently being waived).	$5
Sales Charge made from purchase payments	No deduction

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant.

7% of surrender value in the first year to 0% in the eighth year
State Premium Taxes For states requiring a premium tax, taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%

Further information regarding fees, terms, and availability is provided in the prospectus for the product listed above.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective April 29, 2011, the Invesco Van Kampen V.I. International Growth Equity Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) was merged into the Invesco V.I. International Growth Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Effective May 28, 2010, the International Growth Equity Portfolio of The Universal Institutional Funds, Inc. – Class II was merged into a newly-organized fund, the Invesco Van Kampen V.I. International Growth Equity Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Effective July 2, 2009, funds of Janus Adviser Series – Class S were dissolved and transferred to the Janus Investment Fund – Class S. The Large Cap Growth Fund and the Janus Fund of the Janus Investment Fund Trust Class S were merged together to become the Janus Fund of the Janus Investment Fund Trust Class S. The Worldwide Fund and the Worldwide Fund of the Janus Investment Fund Trust Class S were merged together to become the Worldwide Fund of the Janus Investment Fund Trust Class S. The Balanced Fund and the Balanced Fund of the Janus Investment Fund Trust Class S were merged together to become the Balanced Fund of the Janus Investment Fund Trust Class S. The International Growth Fund and the Overseas Fund of the Janus Investment Fund Trust Class S were merged together to become the Overseas Fund of the Janus Investment Fund Trust Class S.

Effective April 24, 2009, funds of J.P. Morgan Series Trust II were transferred to the J.P. Morgan Insurance Trust – Class I.

The Small Company Portfolio and the Small Cap Equity Portfolio of J.P. Morgan Insurance Trust – Class I were merged together to become the Small Cap Core Portfolio of J.P. Morgan Insurance Trust – Class I. The Mid Cap Value Portfolio and the Diversified Mid Cap Value Portfolio of J.P. Morgan Insurance Trust – Class I were merged together to become the Mid Cap Value Portfolio of J.P. Morgan Insurance Trust – Class I.

Effective April 27, 2007, funds of Legg Mason Partners Variable Portfolios I, Inc. were transferred to the newly created entity, the Legg Mason Partners Variable Equity Trust—Class I. The All Cap Portfolio and the Fundamental Value Portfolio of Legg Mason Partners Variable Portfolios I, Inc. were merged together to become the Fundamental Value Portfolio of Legg Mason Partners Variable Equity Trust—Class I. The Total Return Portfolio and the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust—Class I were merged together to become the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust—Class I.

(5)	Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:

Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 2:

Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3:

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Separate Account Investments*	$24,760,654	$0	$0	$24,760,654

*	Refer to Note 1.B. for listing of individual Separate Account Investments.

The Account’s policy is to recognize significant transfers between fair value hierarchy levels at the reporting period end.

There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2011.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

	$000,000,000	$000,000,000
	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$95,660	$242,850
Money Market Subaccount	1,602,559	1,613,226
Bond Subaccount	152,806	209,984
Omni Subaccount	78,176	68,542
International Subaccount	78,264	320,718
Capital Appreciation Subaccount	97,003	105,818
Millennium Subaccount	34,548	35,793
International Small-Mid Company Subaccount	53,316	110,721
Aggressive Growth Subaccount	29,436	15,974
Small Cap Growth Subaccount	48,864	20,409
Mid Cap Opportunity Subaccount	112,979	218,711
S&P 500 Index Subaccount	295,046	267,045
Strategic Value Subaccount	44,445	54,054
High Income Bond Subaccount	90,465	179,142
Capital Growth Subaccount	34,695	34,768
Nasdaq-100 Index Subaccount	22,869	38,433
Bristol Subaccount	6,111	27,863
Bryton Growth Subaccount	57,634	127,648
U.S. Equity Subaccount	6,267	1,899
Balanced Subaccount	38,481	15,935
Income Opportunity Subaccount	5,162	4,771
Target VIP Subaccount	675	18
Target Equity/Income Subaccount	360	228
Bristol Growth Subaccount	1,556	2,344
Dow Target 10 Portfolios:
First Quarter Subaccount	0	138
Second Quarter Subaccount	0	117
Third Quarter Subaccount	0	72
Fourth Quarter Subaccount	0	151
Janus Investment Fund Trust —Class S:
Janus Subaccount	364	58,176
Worldwide Subaccount	552	28,122
Balanced Subaccount	13,905	155,983
Overseas Subaccount	19,306	93,173
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	23	428
Small Cap Value Subaccount	0	0
Discovery Subaccount	0	2,109
Goldman Sachs Variable Insurance Trust—Institutional Shares:
Large Cap Value Subaccount	104,359	297,117
Structured U.S. Equity Subaccount	13,715	7,022
Strategic Growth Subaccount	16,532	3,483
The Universal Institutional Funds, Inc.—Class I (Morgan Stanley UIF):
U.S. Real Estate Subaccount	104,012	152,717
Core Plus Fixed Income Subaccount	13,633	2,898
Lazard Retirement Series, Inc.—Service Shares:
Emerging Markets Equity Subaccount	180,891	353,487
U.S. Small-Mid Cap Equity Subaccount	96,018	214,537
U.S. Strategic Equity Subaccount	5,675	1,979
International Equity Subaccount	94,008	4,136
Fidelity Variable Insurance Products Fund—Service Class 2:
VIP Mid Cap Subaccount	217,943	557,032
VIP Contrafund Subaccount	279,194	413,982
VIP Growth Subaccount	230,051	50,673
VIP Equity-Income Subaccount	52,787	165,062
VIP Real Estate Subaccount	20,651	7,539
MFS Variable Insurance Trust—Service Class:
New Discovery Subaccount	22,396	16,521
Investors Growth Stock Subaccount	19,735	222,912
Mid Cap Growth Subaccount	17,189	10,118
Total Return Subaccount	89,386	253,207
J.P. Morgan Insurance Trust—Class I:
Small Cap Core Subaccount	30,220	48,860
Mid Cap Value Subaccount	104,269	146,678
PIMCO Variable Insurance Trust—Administrative Shares:
Real Return Subaccount	240,208	315,314
Total Return Subaccount	256,508	297,882
Global Bond Subaccount	153,571	332,014
CommodityRealReturn Strategy Subaccount	43,002	34,191
Calvert Variable Series Inc.:
VP SRI Equity Subaccount	15,399	16,517
Dreyfus Variable Investment Fund—Service Shares:
Appreciation Subaccount	18,755	17,241
Royce Capital Fund—Investment Class:
Small-Cap Subaccount	270,990	515,052
Micro-Cap Subaccount	265,566	186,067
The Prudential Series Fund, Inc.—Class II:
Jennison Subaccount	6,640	13,590
Jennison 20/20 Focus Subaccount	109,133	289,692
Legg Mason Partners Variable Equity Trust—Class I:
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount	11,273	4,948
Legg Mason ClearBridge Variable Equity Income Builder Subaccount	966	991
Legg Mason ClearBridge Variable Large Cap Value Subaccount	9,938	647
Franklin Templeton Variable Insurance Products Trust—Class 2:
Templeton Foreign Securities Subaccount	109,636	227,229
Franklin Flex Cap Growth Securities Subaccount	42,511	9,776
Franklin Income Securities Subaccount	156,023	326,932
The Universal Institutional Funds, Inc.—Class II (Morgan Stanley UIF):
International Growth Equity Subaccount	0	0
Growth Subaccount	16,431	5,037
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Van Kampen V.I. International Growth Equity Series II Subaccount	7,112	35,158
Invesco V.I. International Growth Series II Subaccount	44,914	6,576
Neuberger Berman Advisers Management Trust—S Class:
AMT Regency Subaccount	8,036	3,744
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount	47,500	3,285
Ibbotson Income & Growth ETF Asset Allocation Subaccount	17,131	839
Ibbotson Balanced ETF Asset Allocation Subaccount	142,969	168,072
Ibbotson Growth ETF Asset Allocation Subaccount	71,956	13,848
Ibbotson Aggressive Growth ETF Asset Allocation Subaccount	65,447	5,275
Janus Aspen Series—Service Shares:
Janus Subaccount	13,307	9,907
Worldwide Subaccount	21,739	6,531
Balanced Subaccount	95,512	61,697
Overseas Subaccount	326,832	392,370
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount	173,499	195,247
VIP Global Natural Resources Subaccount	113,079	25,394
VIP Science and Technology Subaccount	58,849	60,562
Federated Insurance Series—Service Shares:
Kaufmann Fund II Subaccount	3,162	11
Franklin Templeton Variable Insurance Products Trust—Class 4:
Franklin Templeton VIP Founding Funds Allocation Subaccount	5,001	25

Totals	$7,676,786	$10,566,984

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value (fair value represents the contracts in accumulation period) as of December 31, expenses, total return, and investment income ratio for the periods then ended, for the respective subaccounts and products:

$000,000,000	$000,000,000	$000,000,000	$000,000,000	$000,000,000	$000,000,000	$000,000,000	$000,000,000
	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Ohio National Fund, Inc.:
Equity Subaccount
2011	52,008	$13.724560	$713,787	1.35%	-4.66%	0.81%
2010	61,905	$14.395836	$891,175	1.35%	6.48%	0.20%
2009	64,819	$13.520300	$876,372	1.35%	37.25%	0.22%
2008	86,405	$9.850700	$851,148	1.35%	-55.42%	0.85%
2007	99,573	$22.097336	$2,200,294	1.35%	-7.15%	0.04%
Money Market Subaccount
2011	111,978	$13.431187	$1,503,996	1.35%	-1.33%	0.00%
2010	111,272	$13.612029	$1,514,637	1.35%	-1.33%	0.00%
2009	140,471	$13.795811	$1,937,914	1.35%	-1.33%	0.00%
2008	198,847	$13.982070	$2,780,297	1.35%	0.41%	1.79%
2007	229,604	$13.924935	$3,197,222	1.35%	3.55%	4.81%
Bond Subaccount
2011	19,017	$21.133140	$401,888	1.35%	4.95%	0.00%
2010	21,584	$20.137088	$434,640	1.35%	6.40%	0.00%
2009	24,323	$18.925700	$460,329	1.35%	19.32%	0.00%
2008	29,018	$15.861514	$460,270	1.35%	-12.63%	0.00%
2007	32,231	$18.155275	$585,164	1.35%	2.33%	0.00%
Omni Subaccount
2011	24,268	$15.295057	$371,174	1.35%	-5.39%	1.26%
2010	23,743	$16.166675	$383,841	1.35%	11.69%	1.54%
2009	26,244	$14.475066	$379,887	1.35%	31.38%	1.49%
2008	47,753	$11.017749	$526,134	1.35%	-32.38%	2.28%
2007	51,612	$16.292528	$840,894	1.35%	5.56%	1.69%
International Subaccount
2011	27,696	$12.636291	$349,972	1.35%	-16.54%	0.00%
2010	43,205	$15.139792	$654,118	1.35%	15.19%	0.00%
2009	77,331	$13.142939	$1,016,359	1.35%	36.39%	0.00%
2008	85,064	$9.636573	$819,721	1.35%	-46.80%	0.00%
2007	97,220	$18.113669	$1,761,015	1.35%	7.98%	0.00%
Capital Appreciation Subaccount
2011	27,609	$30.739706	$848,704	1.35%	-2.96%	0.39%
2010	27,588	$31.677433	$873,909	1.35%	15.43%	0.24%
2009	28,460	$27.442155	$781,006	1.35%	40.93%	1.20%
2008	34,903	$19.471708	$679,620	1.35%	-39.82%	0.65%
2007	40,575	$32.357252	$1,312,880	1.35%	2.43%	0.47%
Millennium Subaccount
2011	18,389	$26.167811	$481,202	1.35%	-2.19%	0.00%
2010	18,191	$26.754783	$486,687	1.35%	22.64%	0.00%
2009	30,363	$21.814848	$662,358	1.35%	19.23%	0.00%
2008	34,747	$18.295777	$635,722	1.35%	-43.31%	0.00%
2007	43,682	$32.272563	$1,409,724	1.35%	24.34%	0.00%
International Small-Mid Company Subaccount
2011	15,388	$24.645777	$379,251	1.35%	-18.61%	0.00%
2010	17,173	$30.281543	$520,022	1.35%	18.14%	0.00%
2009	17,948	$25.632077	$460,050	1.35%	44.10%	0.00%
2008	29,833	$17.787180	$530,651	1.35%	-51.95%	0.00%
2007	35,997	$37.020753	$1,332,618	1.35%	15.90%	0.00%
Aggressive Growth Subaccount
2011	28,577	$8.713436	$249,001	1.35%	-6.52%	0.00%
2010	26,777	$9.321484	$249,599	1.35%	8.50%	0.00%
2009	26,216	$8.591537	$225,237	1.35%	40.71%	0.00%
2008	30,967	$6.105802	$189,077	1.35%	-44.43%	0.00%
2007	41,723	$10.987704	$458,444	1.35%	27.82%	0.00%
Small Cap Growth Subaccount
2011	12,905	$16.480179	$212,669	1.35%	1.36%	0.00%
2010	11,146	$16.259720	$181,239	1.35%	28.30%	0.00%
2009	10,650	$12.673166	$134,975	1.35%	48.75%	0.00%
2008	11,265	$8.519532	$95,974	1.35%	-48.39%	0.00%
2007	17,296	$16.507164	$285,515	1.35%	13.09%	0.00%
Mid Cap Opportunity Subaccount
2011	30,387	$21.535207	$654,386	1.35%	-4.65%	0.00%
2010	34,815	$22.585248	$786,298	1.35%	18.01%	0.00%
2009	39,970	$19.139033	$764,993	1.35%	38.73%	0.00%
2008	43,739	$13.795914	$603,417	1.35%	-51.94%	0.00%
2007	58,859	$28.706840	$1,689,658	1.35%	16.28%	0.00%
S&P 500 Index Subaccount
2011	91,203	$17.480439	$1,594,275	1.35%	0.41%	1.39%
2010	89,855	$17.408411	$1,564,234	1.35%	12.93%	1.29%
2009	108,949	$15.414987	$1,679,443	1.35%	24.15%	1.36%
2008	134,333	$12.416196	$1,667,909	1.35%	-38.14%	1.63%
2007	156,345	$20.071469	$3,138,080	1.35%	3.66%	1.32%

$000,000,000	$000,000,000	$000,000,000	$000,000,000	$000,000,000	$000,000,000	$000,000,000	$000,000,000
	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Strategic Value Subaccount
2011	24,493	$10.836121	$265,405	1.35%	12.51%	1.56%
2010	25,453	$9.631062	$245,137	1.35%	10.49%	3.38%
2009	23,888	$8.716364	$208,217	1.35%	10.04%	3.32%
2008	24,040	$7.921267	$190,430	1.35%	-29.23%	4.98%
2007	20,682	$11.192265	$231,481	1.35%	-9.96%	1.14%
High Income Bond Subaccount
2011	21,724	$18.843315	$409,356	1.35%	3.96%	0.00%
2010	26,120	$18.125209	$473,430	1.35%	12.57%	0.00%
2009	28,863	$16.101536	$464,741	1.35%	47.25%	0.00%
2008	32,320	$10.934520	$353,405	1.35%	-26.31%	0.00%
2007	44,516	$14.838226	$660,541	1.35%	2.14%	0.00%
Capital Growth Subaccount
2011	21,907	$11.648282	$255,184	1.35%	-3.75%	0.00%
2010	21,638	$12.102552	$261,878	1.35%	34.61%	0.00%
2009	25,237	$8.990998	$226,908	1.35%	33.46%	0.00%
2008	26,307	$6.736599	$177,218	1.35%	-37.21%	0.00%
2007	23,809	$10.729142	$255,449	1.35%	9.74%	0.00%
Nasdaq-100 Index Subaccount
2011	40,133	$5.034922	$202,066	1.35%	1.82%	0.34%
2010	42,761	$4.944847	$211,446	1.35%	17.79%	0.32%
2009	48,297	$4.197857	$202,743	1.35%	51.65%	0.00%
2008	50,816	$2.768087	$140,662	1.35%	-42.76%	0.00%
2007	54,018	$4.835542	$261,207	1.35%	17.00%	0.00%
Bristol Subaccount
2011	1,768	$11.897894	$21,034	1.35%	-8.39%	0.31%
2010	3,446	$12.987918	$44,759	1.35%	11.60%	0.61%
2009	3,026	$11.638131	$35,213	1.35%	34.02%	0.63%
2008	3,201	$8.684005	$27,801	1.35%	-41.34%	0.97%
2007	2,903	$14.804220	$42,971	1.35%	6.31%	0.59%
Bryton Growth Subaccount
2011	14,940	$10.886012	$162,633	1.35%	-10.49%	0.00%
2010	21,553	$12.162052	$262,131	1.35%	22.39%	0.00%
2009	23,681	$9.937162	$235,321	1.35%	33.92%	0.00%
2008	8,501	$7.420061	$63,079	1.35%	-40.35%	0.00%
2007	5,221	$12.438323	$64,935	1.35%	8.42%	0.00%
U.S. Equity Subaccount
2011	763	$8.659319	$6,607	1.35%	-3.26%	0.00%
2010	281	$8.950993	$2,512	1.35%	10.97%	0.70%
2009	313	$8.066491	$2,527	1.35%	15.02%	0.30%
2008	1,191	$7.013123	$8,354	1.35%	-48.67%	1.19%
2007	828	$13.663744	$11,311	1.35%	11.65%	0.61%
Balanced Subaccount
2011	6,657	$12.607826	$83,933	1.35%	0.93%	2.31%
2010	4,883	$12.491494	$60,996	1.35%	6.35%	2.68%
2009	3,100	$11.745671	$36,410	1.35%	23.25%	3.16%
2008	1,725	$9.529674	$16,440	1.35%	-27.92%	0.00%
2007	1,013	$13.220257	$13,393	1.35%	10.80%	0.00%
Income Opportunity Subaccount
2011	73	$10.499159	$767	1.35%	-2.40%	0.00%
2010	34	$10.757214	$361	1.35%	5.72%	0.00%
2009	26	$10.174926	$261	1.35%	11.64%	0.00%
2007	1,388	$11.666501	$16,191	1.35%	6.88%	0.00%
Target VIP Subaccount
2011	228	$7.155419	$1,628	1.35%	-2.72%	1.20%
2010	139	$7.355491	$1,024	1.35%	17.88%	2.50%
Target Equity/Income Subaccount
2011	186	$6.264603	$1,166	1.35%	-12.28%	1.83%
2010	171	$7.141265	$1,219	1.35%	21.59%	3.26%
2009	21	$5.873383	$122	1.35%	10.83%	2.39%
2008	9	$5.299248	$49	1.35%	-47.01%	0.38%	5/1/08
Bristol Growth Subaccount
2011	177	$8.930460	$1,581	1.35%	-3.08%	0.23%
2010	271	$9.214250	$2,501	1.35%	11.29%	0.51%
2009	74	$8.279248	$610	1.35%	40.38%	0.00%
2008	22	$5.897679	$128	1.35%	-41.02%	0.00%	5/1/08
Dow Target 10 Portfolios:
First Quarter Subaccount
2010	13	$10.394511	$134	1.35%	16.79%	0.00%
2009	18	$8.900162	$161	1.35%	14.55%	0.00%
2008	467	$7.769954	$3,628	1.35%	-38.27%	0.00%
2007	458	$12.587705	$5,769	1.35%	-0.74%	0.00%
Second Quarter Subaccount
2010	9	$12.758316	$110	1.35%	20.73%	0.00%
2009	12	$10.567207	$129	1.35%	25.55%	0.00%
2008	309	$8.416550	$2,605	1.35%	-47.05%	0.00%
2007	327	$15.893936	$5,197	1.35%	3.66%	0.00%

$000,000,000	$000,000,000	$000,000,000	$000,000,000	$000,000,000	$000,000,000	$000,000,000	$000,000,000
	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Third Quarter Subaccount
2010	6	$11.690492	$69	1.35%	19.70%	0.00%
2009	13	$9.766340	$126	1.35%	8.36%	0.00%
2008	299	$9.012703	$2,690	1.35%	-41.35%	0.00%
2007	296	$15.366120	$4,551	1.35%	4.12%	0.00%
Fourth Quarter Subaccount
2010	11	$13.429143	$144	1.35%	19.11%	0.00%
2009	18	$11.275019	$199	1.35%	13.37%	0.00%
2008	325	$9.945108	$3,228	1.35%	-35.87%	0.00%
2007	307	$15.507834	$4,756	1.35%	2.17%	0.00%
Dow Target 5 Portfolios:
First Quarter Subaccount
2009	5	$9.692967	$51	1.35%	18.16%	0.00%
2008	5	$8.203557	$45	1.35%	-49.10%	0.00%
2007	117	$16.116778	$1,887	1.35%	1.53%	0.00%
Second Quarter Subaccount
2009	3	$10.392401	$27	1.35%	19.42%	0.00%
2008	3	$8.702629	$23	1.35%	-49.93%	0.00%
2007	124	$17.382279	$2,163	1.35%	3.45%	0.00%
Third Quarter Subaccount
2009	7	$5.511194	$36	1.35%	-13.31%	0.00%
2008	11	$6.357424	$70	1.35%	-52.69%	0.00%
2007	164	$13.436510	$2,206	1.35%	7.43%	0.00%
Fourth Quarter Subaccount
2009	5	$10.984975	$59	1.35%	4.52%	0.00%
2008	8	$10.509502	$84	1.35%	-42.03%	0.00%
2007	98	$18.128387	$1,785	1.35%	5.53%	0.00%
Janus Adviser Series—Class S (note 4):
Large Cap Growth Subaccount
2008	67,061	$5.413376	$363,027	1.35%	-40.39%	0.49%
2007	87,937	$9.081942	$798,638	1.35%	12.29%	0.23%
Worldwide Subaccount
2008	39,451	$5.608361	$221,253	1.35%	-45.44%	0.59%
2007	48,042	$10.279587	$493,851	1.35%	7.46%	0.17%
Balanced Subaccount
2008	77,570	$11.668155	$905,100	1.35%	-15.95%	2.01%
2007	97,075	$13.883097	$1,347,707	1.35%	8.38%	2.02%
International Growth Subaccount
2008	45,111	$15.552183	$701,567	1.35%	-49.70%	0.01%
2007	49,647	$30.918579	$1,535,028	1.35%	24.45%	1.31%
Janus Investment Fund Trust—Class S (note 4):
Janus Subaccount
2011	33,102	$7.428414	$245,892	1.35%	-7.36%	0.13%
2010	39,796	$8.018532	$319,108	1.35%	9.48%	0.06%
2009	42,224	$7.324493	$309,268	1.35%	25.07%	0.00%	7/2/09
Worldwide Subaccount
2011	16,700	$8.016843	$133,882	1.35%	-15.19%	0.34%
2010	19,537	$9.453066	$184,681	1.35%	15.29%	0.12%
2009	21,605	$8.199679	$177,156	1.35%	20.71%	0.60%	7/2/09
Balanced Subaccount
2011	25,544	$14.998047	$383,107	1.35%	-0.28%	1.77%
2010	35,294	$15.039837	$530,819	1.35%	6.08%	1.95%
2009	44,290	$14.178077	$627,950	1.35%	15.21%	1.33%	7/2/09
Overseas Subaccount
2011	12,196	$20.241262	$246,858	1.35%	-33.82%	0.00%
2010	15,192	$30.583376	$464,630	1.35%	17.39%	0.00%
2009	17,308	$26.052548	$450,922	1.35%	26.27%	0.47%	7/2/09
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
2011	1,010	$15.431912	$15,581	1.35%	-6.78%	0.14%
2010	1,021	$16.553525	$16,904	1.35%	22.11%	0.75%
2009	1,105	$13.556391	$14,979	1.35%	45.77%	0.00%
2008	1,321	$9.299942	$12,281	1.35%	-40.90%	2.00%
2007	2,297	$15.735779	$36,142	1.35%	5.20%	0.23%
Small Cap Value Subaccount
2008	29	$9.426222	$277	1.35%	-45.29%	0.00%
2007	29	$17.229915	$506	1.35%	-2.05%	0.02%
Discovery Subaccount
2011	3,311	$10.570355	$35,002	1.35%	-0.91%	0.00%
2010	3,462	$10.667680	$36,935	1.35%	33.74%	0.00%
2009	3,462	$7.976493	$27,617	1.35%	38.43%	0.00%
2008	5,706	$5.761918	$32,875	1.35%	-45.10%	0.00%
2007	10,237	$10.495659	$107,443	1.35%	20.69%	0.00%

$000,000,000	$000,000,000	$000,000,000	$000,000,000	$000,000,000	$000,000,000	$000,000,000	$000,000,000
	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Goldman Sachs Variable Insurance Trust—Institutional Shares:
Large Cap Value Subaccount
2011	36,557	$10.476884	$383,003	1.35%	-8.29%	0.97%
2010	54,236	$11.423590	$619,572	1.35%	9.72%	0.86%
2009	53,317	$10.411886	$555,133	1.35%	16.74%	2.35%
2008	24,160	$8.918706	$215,473	1.35%	-35.40%	2.11%
2007	27,134	$13.805580	$374,605	1.35%	0.13%	1.88%
Structured U.S. Equity Subaccount
2011	5,099	$9.115292	$46,475	1.35%	2.66%	1.82%
2010	4,405	$8.878900	$39,114	1.35%	11.34%	1.39%
2009	5,709	$7.974582	$45,525	1.35%	19.53%	2.18%
2008	6,198	$6.671528	$41,352	1.35%	-37.84%	1.59%
2007	7,302	$10.733343	$78,374	1.35%	-2.95%	0.58%
Strategic Growth Subaccount
2011	11,637	$8.734485	$101,646	1.35%	-3.91%	0.50%
2010	10,113	$9.090027	$91,932	1.35%	9.26%	0.41%
2009	11,920	$8.319447	$99,170	1.35%	45.78%	0.49%
2008	11,820	$5.706846	$67,456	1.35%	-42.54%	0.12%
2007	13,315	$9.931053	$132,231	1.35%	8.66%	0.19%
The Universal Institutional Funds, Inc.—Class I (Morgan Stanley UIF):
U.S. Real Estate Subaccount
2011	13,443	$33.544171	$450,926	1.35%	4.51%	0.84%
2010	14,897	$32.096066	$478,132	1.35%	28.23%	2.25%
2009	17,574	$25.029590	$439,858	1.35%	26.64%	3.00%
2008	26,438	$19.763869	$522,508	1.35%	-38.73%	3.46%
2007	25,998	$32.255549	$838,584	1.35%	-18.18%	1.12%
Core Plus Fixed Income Subaccount
2011	5,160	$11.984857	$61,845	1.35%	4.24%	3.63%
2010	4,358	$11.496924	$50,098	1.35%	5.72%	5.73%
2009	3,158	$10.875112	$34,346	1.35%	8.18%	7.04%
2008	4,714	$10.052384	$47,386	1.35%	-11.40%	4.54%
2007	2,509	$11.346357	$28,468	1.35%	4.04%	4.26%
Lazard Retirement Series, Inc.—Service Shares:
Emerging Markets Equity Subaccount
2011	24,462	$30.557771	$747,505	1.35%	-19.09%	1.73%
2010	29,791	$37.767857	$1,125,127	1.35%	21.06%	1.16%
2009	32,506	$31.196849	$1,014,095	1.35%	67.59%	2.68%
2008	44,234	$18.615391	$823,426	1.35%	-49.41%	2.31%
2007	48,511	$36.795957	$1,785,002	1.35%	31.52%	1.20%
U.S. Small-Mid Cap Equity Subaccount
2011	24,549	$20.425446	$501,420	1.35%	-10.28%	0.00%
2010	30,845	$22.766910	$702,245	1.35%	22.07%	0.31%
2009	30,778	$18.649988	$574,005	1.35%	50.65%	0.00%
2008	29,625	$12.379847	$366,749	1.35%	-37.32%	0.00%
2007	38,395	$19.752091	$758,380	1.35%	-8.44%	0.00%
U.S. Strategic Equity Subaccount
2011	2,871	$10.738799	$30,829	1.35%	0.60%	1.08%
2010	2,521	$10.674699	$26,910	1.35%	11.34%	0.74%
2009	2,436	$9.587178	$23,355	1.35%	25.15%	0.83%
2008	2,375	$7.660433	$18,191	1.35%	-36.15%	1.19%
2007	935	$11.997707	$11,217	1.35%	-2.28%	1.59%
International Equity Subaccount
2011	12,016	$10.835931	$130,203	1.35%	-8.50%	3.19%
2010	4,150	$11.843084	$49,143	1.35%	5.30%	1.28%
2009	4,931	$11.247016	$55,461	1.35%	19.84%	3.45%
2008	2,224	$9.384928	$20,869	1.35%	-37.86%	1.01%
2007	2,813	$15.102708	$42,490	1.35%	9.30%	2.64%
Fidelity Variable Insurance Products Fund—Service Class 2:
VIP Mid Cap Subaccount
2011	56,047	$21.301424	$1,193,874	1.35%	-12.04%	0.02%
2010	69,695	$24.216658	$1,687,774	1.35%	26.86%	0.12%
2009	74,559	$19.089263	$1,423,276	1.35%	37.89%	0.47%
2008	77,773	$13.843768	$1,076,671	1.35%	-40.41%	0.25%
2007	96,115	$23.233514	$2,233,095	1.35%	13.79%	0.48%
VIP Contrafund Subaccount
2011	132,641	$12.513684	$1,659,826	1.35%	-4.08%	0.78%
2010	141,918	$13.045490	$1,851,394	1.35%	15.37%	1.06%
2009	136,276	$11.307512	$1,540,939	1.35%	33.66%	1.13%
2008	155,665	$8.459678	$1,316,875	1.35%	-43.46%	0.78%
2007	164,046	$14.961716	$2,454,406	1.35%	15.73%	0.80%

$000,000,000	$000,000,000	$000,000,000	$000,000,000	$000,000,000	$000,000,000	$000,000,000	$000,000,000
	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
VIP Growth Subaccount
2011	90,584	$6.787824	$614,868	1.35%	-1.36%	0.15%
2010	64,312	$6.881513	$442,565	1.35%	22.21%	0.03%
2009	54,183	$5.630747	$305,091	1.35%	26.26%	0.19%
2008	60,931	$4.459624	$271,728	1.35%	-48.01%	0.60%
2007	60,464	$8.578442	$518,686	1.35%	24.96%	0.37%
VIP Equity-Income Subaccount
2011	19,533	$12.268353	$239,633	1.35%	-0.68%	1.94%
2010	28,559	$12.352754	$352,783	1.35%	13.39%	1.77%
2009	26,257	$10.894294	$286,051	1.35%	28.15%	2.18%
2008	27,143	$8.500972	$230,743	1.35%	-43.58%	2.18%
2007	32,721	$15.066691	$492,997	1.35%	-0.08%	1.98%
VIP Real Estate Subaccount
2011	1,577	$14.469549	$22,814	1.35%	6.35%	0.82%
2010	642	$13.605298	$8,732	1.35%	28.36%	6.32%
MFS Variable Insurance Trust—Service Class:
New Discovery Subaccount
2011	5,400	$14.192068	$76,632	1.35%	-11.68%	0.00%
2010	5,728	$16.069694	$92,044	1.35%	34.13%	0.00%
2009	6,030	$11.980611	$72,245	1.35%	60.75%	0.00%
2008	4,957	$7.452877	$36,944	1.35%	-40.33%	0.00%
2007	7,978	$12.489952	$99,650	1.35%	0.88%	0.00%
Investors Growth Stock Subaccount
2011	4,013	$11.081835	$44,472	1.35%	-0.96%	0.12%
2010	21,495	$11.189749	$240,525	1.35%	10.66%	0.27%
2009	20,268	$10.111972	$204,948	1.35%	37.24%	0.45%
2008	19,182	$7.367952	$141,335	1.35%	-37.82%	0.28%
2007	20,701	$11.849977	$245,309	1.35%	9.54%	0.08%
Mid Cap Growth Subaccount
2011	13,214	$8.193393	$108,268	1.35%	-7.41%	0.00%
2010	12,291	$8.849333	$108,764	1.35%	27.48%	0.00%
2009	10,228	$6.941495	$70,999	1.35%	39.37%	0.00%
2008	11,759	$4.980675	$58,568	1.35%	-52.24%	0.00%
2007	10,895	$10.428974	$113,628	1.35%	8.04%	0.00%
Total Return Subaccount
2011	29,676	$13.251860	$393,269	1.35%	0.23%	2.05%
2010	41,851	$13.220837	$553,300	1.35%	8.17%	2.46%
2009	39,946	$12.221920	$488,222	1.35%	16.16%	3.49%
2008	42,280	$10.521971	$444,869	1.35%	-23.36%	2.95%
2007	54,670	$13.729010	$750,561	1.35%	2.54%	2.32%
J.P. Morgan Series Trust II (note 4):
Small Company Subaccount
2008	13,511	$10.520263	$142,136	1.35%	-32.90%	0.19%
2007	12,477	$15.677503	$195,612	1.35%	-6.93%	0.01%
Mid Cap Value Subaccount
2008	21,965	$13.778412	$302,647	1.35%	-34.10%	1.15%
2007	24,387	$20.908472	$509,900	1.35%	1.08%	0.87%
J.P. Morgan Insurance Trust—Class I (note 4):
Small Cap Core Subaccount
2011	10,090	$14.996255	$151,311	1.35%	-6.04%	0.13%
2010	11,181	$15.959872	$178,452	1.35%	25.43%	0.00%
2009	11,652	$12.723667	$148,254	1.35%	29.33%	0.34%	4/24/09
Mid Cap Value Subaccount
2011	19,147	$21.136251	$404,702	1.35%	0.80%	1.32%
2010	21,253	$20.967924	$445,627	1.35%	21.81%	1.16%
2009	23,710	$17.213512	$408,137	1.35%	28.95%	0.00%	4/24/09
PIMCO Variable Insurance Trust—Administrative Shares:
Real Return Subaccount
2011	59,884	$16.479232	$986,841	1.35%	10.19%	2.08%
2010	67,352	$14.955220	$1,007,258	1.35%	6.67%	1.45%
2009	64,201	$14.020029	$900,101	1.35%	16.79%	3.20%
2008	57,163	$12.004927	$686,232	1.35%	-8.28%	3.52%
2007	65,956	$13.088104	$863,233	1.35%	9.19%	4.67%
Total Return Subaccount
2011	67,872	$15.543605	$1,054,968	1.35%	2.24%	2.63%
2010	72,533	$15.203392	$1,102,752	1.35%	6.67%	2.42%
2009	59,337	$14.252339	$845,692	1.35%	12.53%	5.15%
2008	38,149	$12.665667	$483,181	1.35%	3.41%	4.45%
2007	38,871	$12.248006	$476,093	1.35%	7.31%	4.81%
Global Bond Subaccount
2011	36,486	$17.494357	$638,295	1.35%	6.14%	2.58%
2010	48,259	$16.482015	$795,412	1.35%	10.17%	2.73%
2009	36,495	$14.960422	$545,986	1.35%	15.28%	3.14%
2008	28,902	$12.977310	$375,068	1.35%	-2.16%	3.42%
2007	14,121	$13.264251	$187,308	1.35%	8.28%	3.29%

$000,000,0000	$000,000,0000	$000,000,0000	$000,000,0000	$000,000,0000	$000,000,0000	$000,000,0000	$000,000,0000
	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
CommodityRealReturn Strategy Subaccount
2011	407	$11.164857	$4,542	1.35%	-8.79%	9.99%
2010	265	$12.240391	$3,243	1.35%	22.87%	20.97%
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount
2011	5,754	$7.990253	$45,972	1.35%	-2.66%	0.00%
2010	5,838	$8.208189	$47,917	1.35%	15.70%	0.05%
2009	6,443	$7.094165	$45,711	1.35%	32.47%	0.37%
2008	10,099	$5.355228	$54,081	1.35%	-36.65%	0.00%
2007	11,516	$8.453747	$97,350	1.35%	8.52%	0.00%
Dreyfus Variable Investment Fund—Service Shares:
Appreciation Subaccount
2011	1,179	$15.294326	$18,037	1.35%	7.29%	1.30%
2010	1,079	$14.254620	$15,387	1.35%	13.51%	1.78%
2009	979	$12.557699	$12,289	1.35%	20.60%	2.25%
2008	885	$10.412627	$9,216	1.35%	-30.66%	1.43%
2007	1,855	$15.017166	$27,860	1.35%	5.42%	1.53%
Royce Capital Fund—Investment Class:
Small-Cap Subaccount
2011	39,437	$22.076943	$870,647	1.35%	-4.57%	0.28%
2010	49,738	$23.133915	$1,150,626	1.35%	18.92%	0.12%
2009	51,043	$19.453743	$992,972	1.35%	33.40%	0.00%
2008	52,198	$14.582932	$761,200	1.35%	-28.15%	0.63%
2007	53,523	$20.297399	$1,086,388	1.35%	-3.45%	0.05%
Micro-Cap Subaccount
2011	19,884	$21.611931	$429,735	1.35%	-13.27%	2.30%
2010	17,214	$24.918729	$428,958	1.35%	28.23%	1.58%
2009	22,688	$19.432640	$440,888	1.35%	55.94%	0.00%
2008	23,912	$12.461738	$297,990	1.35%	-44.03%	2.71%
2007	22,078	$22.264905	$491,568	1.35%	2.59%	1.58%
The Prudential Series Fund, Inc.—Class II:
Jennison Subaccount
2011	2,633	$13.526161	$35,617	1.35%	-1.42%	0.00%
2010	3,109	$13.720376	$42,654	1.35%	9.97%	0.02%
2009	2,877	$12.477020	$35,900	1.35%	40.69%	0.29%
2008	2,992	$8.868672	$26,538	1.35%	-38.39%	0.07%
2007	2,512	$14.395132	$36,155	1.35%	10.06%	0.00%
Jennison 20/20 Focus Subaccount
2011	25,056	$16.937686	$424,397	1.35%	-5.78%	0.00%
2010	34,692	$17.976080	$623,633	1.35%	5.93%	0.00%
2009	29,218	$16.969128	$495,806	1.35%	55.31%	0.00%
2008	29,464	$10.926300	$321,927	1.35%	-40.21%	0.00%
2007	21,812	$18.274616	$398,610	1.35%	8.64%	0.14%
Old Mutual Insurance Series Fund:
Technology & Communications Subaccount
2007	888	$16.813825	$14,932	1.35%	31.55%	0.00%
UBS Series Trust—Class I:
U.S. Allocation Subaccount
2008	34	$8.770009	$296	1.35%	-36.20%	2.70%
2007	34	$13.745910	$465	1.35%	0.54%	3.65%
Legg Mason Partners Variable Equity Trust—Class I (note 4):
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount
2011	1,561	$10.824424	$16,897	1.35%	-7.44%	1.38%
2010	1,070	$11.694895	$12,513	1.35%	15.05%	2.80%
2009	255	$10.164884	$2,592	1.35%	27.64%	1.43%
2008	232	$7.964016	$1,847	1.35%	-37.43%	0.53%
2007	1,495	$12.727208	$19,022	1.35%	-4.90%	6.09%	4/27/07
Legg Mason ClearBridge Variable Large Cap Value Subaccount
2011	4,656	$11.487684	$53,490	1.35%	3.56%	2.44%
2010	3,884	$11.093049	$43,086	1.35%	8.01%	3.12%
2009	2,870	$10.270709	$29,473	1.35%	22.84%	2.11%
2008	1,653	$8.360910	$13,818	1.35%	-36.48%	1.19%
2007	1,957	$13.163471	$25,760	1.35%	2.51%	4.46%
Franklin Templeton Variable Insurance Products Trust—Class 2:
Templeton Foreign Securities Subaccount
2011	28,785	$11.453291	$329,681	1.35%	-11.82%	1.78%
2010	38,850	$12.989012	$504,626	1.35%	6.96%	1.84%
2009	40,989	$12.143403	$497,741	1.35%	35.22%	1.71%
2008	15,266	$8.980675	$137,102	1.35%	-41.18%	2.35%
2007	18,299	$15.266948	$279,377	1.35%	13.91%	1.94%

$000,000,000	$000,000,000	$000,000,000	$000,000,000	$000,000,000	$000,000,000	$000,000,000	$000,000,000
	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Franklin Flex Cap Growth Securities Subaccount
2011	6,641	$11.761620	$78,104	1.35%	-6.07%	0.00%
2010	4,023	$12.521550	$50,372	1.35%	14.65%	0.00%
2009	1,381	$10.921777	$15,087	1.35%	31.20%	0.00%
2008	1,146	$8.324684	$9,544	1.35%	-36.18%	0.11%
2007	403	$13.043629	$5,256	1.35%	12.79%	0.10%
Franklin Income Securities Subaccount
2011	32,005	$12.913632	$413,303	1.35%	1.02%	6.19%
2010	47,156	$12.782831	$602,781	1.35%	11.17%	6.60%
2009	41,812	$11.498177	$480,764	1.35%	33.79%	7.72%
2008	45,645	$8.594208	$392,283	1.35%	-30.60%	5.72%
2007	45,247	$12.382981	$560,290	1.35%	2.37%	3.39%
The Universal Institutional Funds, Inc.—Class II (Morgan Stanley UIF):
International Growth Equity Subaccount (note 4)
2009	819	$6.810239	$5,577	1.35%	34.72%	0.38%
2008	76	$5.054973	$387	1.35%	-49.45%	0.00%	5/1/08
Growth Subaccount
2011	4,028	$9.646082	$38,851	1.35%	-4.33%	0.00%
2010	2,893	$10.082620	$29,171	1.35%	20.98%	0.00%
2009	443	$8.334208	$3,690	1.35%	62.95%	0.00%
2008	71	$5.114720	$364	1.35%	-48.85%	0.00%	5/1/08
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (note 4):
Invesco Van Kampen V.I. International Growth Equity Series II Subaccount
2010	3,567	$7.384493	$26,342	1.35%	23.80%	0.00%	5/28/10
Invesco V.I. International Growth Series II Subaccount
2011	4,811	$6.778256	$32,613	1.35%	-15.78%	0.00%	4/29/11
Neuberger Berman Advisers Management Trust—S Class:
AMT Regency Subaccount
2011	2,374	$8.955544	$21,256	1.35%	-7.94%	0.51%
2010	1,807	$9.728223	$17,581	1.35%	24.31%	0.36%
2009	1,141	$7.825638	$8,929	1.35%	44.21%	1.43%
2008	133	$5.426586	$721	1.35%	-45.73%	0.00%	5/1/08
Financial Investors Variable Insurance Trust—Class II:
Ibbotson Conservative ETF Asset Allocation Subaccount
2011	7,279	$10.653403	$77,542	1.35%	1.77%	1.76%
2010	3,315	$10.467919	$34,700	1.35%	4.96%	0.55%
2009	7,931	$9.973033	$79,092	1.35%	6.83%	0.94%
2008	473	$9.335733	$4,418	1.35%	-6.64%	0.00%	5/1/08
Ibbotson Income & Growth ETF Asset Allocation Subaccount
2011	4,858	$10.018525	$48,674	1.35%	-0.26%	0.99%
2010	3,312	$10.044478	$33,263	1.35%	7.43%	0.19%
2009	8,505	$9.350167	$79,523	1.35%	11.79%	1.12%
2008	531	$8.364270	$4,439	1.35%	-16.36%	0.00%	5/1/08
Ibbotson Balanced ETF Asset Allocation Subaccount
2011	21,411	$9.446747	$202,266	1.35%	-2.20%	0.83%
2010	23,953	$9.659721	$231,383	1.35%	10.15%	0.59%
2009	25,024	$8.769955	$219,460	1.35%	17.93%	0.86%
2008	11,647	$7.436741	$86,613	1.35%	-25.63%	0.01%	5/1/08
Ibbotson Growth ETF Asset Allocation Subaccount
2011	13,924	$8.740669	$121,707	1.35%	-4.96%	1.62%
2010	7,680	$9.196730	$70,634	1.35%	12.35%	0.30%
2009	17,996	$8.186025	$147,316	1.35%	22.99%	1.13%
2008	775	$6.655941	$5,156	1.35%	-33.44%	0.01%	5/1/08
Ibbotson Aggressive Growth ETF Asset Allocation Subaccount
2011	10,482	$8.208668	$86,041	1.35%	-6.31%	1.71%
2010	3,305	$8.761055	$28,953	1.35%	13.67%	0.27%
2009	2,502	$7.707272	$19,282	1.35%	25.60%	1.51%
2008	323	$6.136491	$1,983	1.35%	-38.64%	0.00%	5/1/08
Janus Aspen Series—Service Shares:
Janus Subaccount
2011	2,396	$13.522192	$32,399	1.35%	-6.80%	0.42%
2010	2,124	$14.508114	$30,811	1.35%	12.74%	0.43%
2009	1,324	$12.868981	$17,043	1.35%	28.69%	0.67%	5/1/09
Worldwide Subaccount
2011	5,009	$12.923029	$64,733	1.35%	-15.13%	0.53%
2010	3,916	$15.227177	$59,629	1.35%	13.98%	0.55%
2009	5,411	$13.359306	$72,286	1.35%	33.59%	2.04%	5/1/09
Balanced Subaccount
2011	21,428	$12.819831	$274,697	1.35%	0.01%	2.19%
2010	20,166	$12.818863	$258,503	1.35%	6.68%	2.64%
2009	17,774	$12.016202	$213,578	1.35%	20.16%	4.27%	5/1/09
Overseas Subaccount
2011	38,227	$11.751329	$449,218	1.35%	-33.24%	0.41%
2010	44,304	$17.601960	$779,843	1.35%	23.35%	0.54%
2009	37,480	$14.269518	$534,822	1.35%	42.70%	0.52%	5/1/09

$000,000,000	$000,000,000	$000,000,000	$000,000,000	$000,000,000	$000,000,000	$000,000,000	$000,000,000
	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
2011	18,733	$9.641190	$180,607	1.35%	-8.44%	1.03%
2010	20,990	$10.529887	$221,021	1.35%	7.23%	1.07%
VIP Global Natural Resources Subaccount
2011	8,504	$9.050342	$76,964	1.35%	-22.49%	0.00%
2010	1,079	$11.676518	$12,601	1.35%	15.51%	0.00%
VIP Science and Technology Subaccount
2011	4,530	$10.856655	$49,183	1.35%	-7.02%	0.00%
2010	4,945	$11.676401	$57,745	1.35%	11.25%	0.00%
Federated Insurance Series—Service Shares:
Kaufmann Fund II Subaccount
2011	296	$10.208383	$3,025	1.35%	-14.64%	0.00%
Franklin Templeton Variable Insurance Products Trust—Class 4:
Franklin Templeton VIP Founding Funds Allocation Subaccount
2011	451	$10.743238	$4,844	1.35%	-2.98%	0.01%

*

This represents the annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**

This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****

The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

Report of Independent Registered Public Accounting Firm

The Board of Directors of The Ohio National Life Insurance Company

and Contract Owners of Ohio National Variable Account D:

We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account D (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2011, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, OH

April 11, 2012

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Financial Statements

December 31, 2011 and 2010

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2011 and 2010, and the related consolidated statements of income, changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2011. In connection with our audits of the consolidated financial statements, we have also audited financial statement schedules I, III, IV, and V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, OH

April 4, 2012

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Balance Sheets

December 31, 2011 and 2010

(Dollars in thousands, except share amounts)

	2011	2010
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity	$5,660,363	5,394,154
Fixed maturity securities on loan	254,461	346,398
Equity securities	38,079	35,138
Equity securities on loan	277	89
Fixed maturity held-to-maturity securities, at amortized cost	968,483	844,404
Trading securities, at fair value:
Fixed maturity	13,657	13,487
Equity securities	—	723
Mortgage loans on real estate, net	1,282,520	1,271,812
Real estate, net	3,522	3,594
Policy loans	333,745	320,430
Other long-term investments	21,141	13,489
Short-term investments securities lending collateral	272,612	372,190
Short-term investments	69,145	231,690

Total investments	8,918,005	8,847,598
Cash	386,929	199,991
Accrued investment income	83,240	80,281
Deferred policy acquisition costs	1,054,052	1,112,437
Reinsurance recoverable	1,770,363	1,357,818
Other assets	159,814	112,959
Goodwill and intangible assets	755	755
Federal income tax recoverable	9,589	49,599
Assets held in separate accounts	11,901,722	11,727,829

Total assets	$24,284,469	23,489,267

Liabilities and Equity
Future policy benefits and claims	$8,977,310	9,024,100
Policyholders’ dividend accumulations	46,781	48,289
Other policyholder funds	61,177	50,601
Notes payable (net of unamortized discount of $1,336 in 2011 and $570 in 2010)	359,164	105,430
Federal income taxes:
Deferred	403,709	262,716
Other liabilities	304,417	192,503
Payables for securities lending collateral	272,612	372,190
Liabilities related to separate accounts	11,901,722	11,727,829

Total liabilities	22,326,892	21,783,658

Commitments and contingencies
Equity:
Stockholder’s equity:
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Additional paid-in capital	188,076	187,273
Accumulated other comprehensive income	150,905	84,066
Retained earnings	1,608,596	1,419,685

Total stockholder’s equity	1,957,577	1,701,024
Non-controlling interest	—	4,585
Total equity	1,957,577	1,705,609

Total liabilities and equity	$24,284,469	23,489,267

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Income

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

	2011	2010	2009
Revenues:
Traditional life insurance premiums	$203,103	259,029	254,047
Annuity premiums and charges	185,627	176,051	125,972
Universal life policy charges	129,410	124,822	117,977
Accident and health insurance premiums	17,286	18,167	19,375
Investment management fees	7,686	7,281	5,825
Change in value of trading securities	122	101	2,434
Net investment income	466,534	482,850	492,399
Net realized gains (losses):
Investment gains (losses):
Total other-than-temporary impairment losses on securities	(16,887)	(22,352)	(86,270)
Portion of impairment losses recognized in other comprehensive income	4,067	6,843	46,986

Net other-than-temporary impairment losses on securities recognized in earnings	(12,820)	(15,509)	(39,284)
Realized gains (losses), excluding other-than-temporary impairment losses on securities	35,083	52,254	(6,734)

Total investment gains (losses)	22,263	36,745	(46,018)
Derivative instruments	(7,076)	(30,084)	(39,075)
Other income	71,764	63,296	48,905

	1,096,719	1,138,258	981,841

Benefits and expenses:
Benefits and claims	261,619	488,876	707,165
Provision for policyholders’ dividends on participating policies	45,171	38,769	37,897
Amortization of deferred policy acquisition costs, excluding impact of realized gains (losses)	188,890	213,982	36,913
Amortization of deferred policy acquisition costs due to realized gains (losses)	2,146	2,768	(6,082)
Other operating costs and expenses	167,453	185,318	155,368

	665,279	929,713	931,261

Income before income taxes	431,440	208,545	50,580

Income taxes:
Current expense (benefit)	31,706	(31,200)	58,368
Deferred expense (benefit)	102,425	98,369	(54,290)

	134,131	67,169	4,078

Net income	297,309	141,376	46,502
Less net (loss) income attributable to the non-controlling interest	(167)	(107)	292

Net income attributable to ONLIC	$297,476	141,483	46,210

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Changes in Equity

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

	Class A common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total stockholder’s equity	Non- controlling interest	Total equity
Balance, December 31, 2008	10,000	187,273	(272,847)	1,311,627	1,236,053	3,918	1,239,971
Cumulative effect of change in accounting principle, net of taxes	—	—	(3,365)	3,365	—	—	—
Dividends to stockholder	—	—	—	(35,000)	(35,000)	—	(35,000)
Comprehensive income:
Net income	—	—	—	46,210	46,210	292	46,502
Other comprehensive income	—	—	255,048	—	255,048	322	255,370

Total comprehensive income					301,258	614	301,872

Balance, December 31, 2009	10,000	187,273	(21,164)	1,326,202	1,502,311	4,532	1,506,843
Dividends to stockholder	—	—	—	(48,000)	(48,000)	—	(48,000)
Comprehensive income:
Net income	—	—	—	141,483	141,483	(107)	141,376
Other comprehensive income	—	—	105,230	—	105,230	160	105,390

Total comprehensive income					246,713	53	246,766

Balance, December 31, 2010	10,000	187,273	84,066	1,419,685	1,701,024	4,585	1,705,609
Change in non-controlling interest ownership	—	803	565	(565)	803	(4,501)	(3,698)
Dividends to stockholder	—	—	—	(108,000)	(108,000)	—	(108,000)
Comprehensive income:
Net income	—	—	—	297,476	297,476	(167)	297,309
Other comprehensive income	—	—	66,274	—	66,274	83	66,357

Total comprehensive income					363,750	(84)	363,666

Balance, December 31, 2011	$10,000	188,076	150,905	1,608,596	1,957,577	—	1,957,577

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Cash Flows

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

	2011	2010	2009
Cash flows from operating activities:
Net income	$297,309	141,376	46,502
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sales/maturities of fixed maturity trading securities	1,136	774	882
Proceeds from sales of equity securities trading securities	768	5,260	407
Cost of fixed maturity trading securities acquired	(1,227)	(427)	(10,716)
Interest credited to policyholder account values	223,449	259,814	282,652
Universal life and investment-type product policy fees	(224,380)	(202,761)	(162,620)
Capitalization of deferred policy acquisition costs	(192,921)	(194,052)	(247,557)
Amortization of deferred policy acquisition costs	191,036	216,750	30,831
Amortization and depreciation	218	804	(4,939)
Net realized (gains) losses on investments and derivative instruments	(15,187)	(6,661)	85,093
Change in value of trading securities	(122)	(101)	(2,434)
Deferred federal income tax expense (benefit)	102,425	98,369	(54,290)
(Increase) decrease in accrued investment income	(2,959)	2,629	4,337
(Increase) decrease in other assets	(549,552)	(173,539)	133,716
Increase in policyholder liabilities	327,514	186,525	102,092
Increase (decrease) in policyholders’ dividend accumulations and other funds	3,848	(2,090)	1,130
Increase (decrease) in federal income tax payable	40,010	(49,924)	42,503
Increase (decrease) in other liabilities	51,355	16,090	(21,701)
Other, net	(878)	(1,627)	(370)

Net cash provided by operating activities	251,842	297,209	225,518

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	93,729	105,860	72,819
Proceeds from sale of fixed maturity available-for-sale securities	840,600	828,476	633,056
Proceeds from sale of available-for-sale equity securities	3	1,099	204
Proceeds from maturity of fixed maturity held-to-maturity securities	104,811	113,217	149,893
Proceeds from repayment of mortgage loans on real estate	117,587	114,807	117,364
Proceeds from sale of real estate	132	574	615
Cost of fixed maturity available-for-sale securities acquired	(923,135)	(937,637)	(778,821)
Cost of available-for-sale equity securities acquired	(3,258)	(6,367)	(570)
Cost of fixed maturity held-to-maturity securities acquired	(234,810)	(238,013)	(139,335)
Cost of mortgage loans on real estate acquired	(125,567)	(122,341)	(25,369)
Cost of real estate acquired	(153)	(605)	(175)
Derivative payments	(717)	(30,312)	(32,779)
Change in payables for securities lending collateral, net	(99,578)	372,190	—
Net decrease (increase) in short-term investments	162,545	363,103	(330,239)
Change in policy loans, net	(13,315)	(20,901)	(32,899)
Change in other invested assets, net	(4,263)	1,611	(481)

Net cash (used in) provided by investing activities	(85,389)	544,761	(366,717)

Cash flows from financing activities:
Universal life and investment product account deposits	1,920,775	1,862,675	3,095,687
Universal life and investment product account withdrawals	(2,181,868)	(2,265,342)	(3,005,012)
Issuance of notes payable	250,000	—	—
Dividends paid to parent	(68,000)	(48,000)	(35,000)

Net cash (used in) provided by financing activities	(79,093)	(450,667)	55,675

Net increase (decrease) in cash and cash equivalents	87,360	391,303	(85,524)
Cash and cash equivalents, beginning of year	572,181	180,878	266,402

Cash and cash equivalents, end of year	$659,541	572,181	180,878

Supplemental disclosures:
Income taxes paid	$—	18,528	15,000
Interest paid on notes payable	19,675	8,348	8,348

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(1)	Organization, Consolidation Policy, and Business Description

The Ohio National Life Insurance Company (“ONLIC”) is a stock life insurance company. Ohio National Life Assurance Corporation (“ONLAC”) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. The Company also owns National Security Life and Annuity Company (“NSLAC”). The Company purchased the previously unowned 19.5% of NSLAC from Security Mutual Life Insurance Company of New York (“SML”) in December, 2011. Effective December 19, 2008, Montgomery Re, Inc. (“MONT”) was formed as a special purpose financial captive life insurance company. All outstanding shares of MONT’s common stock are wholly owned by ONLIC.

On December 15, 2011, ONLIC and SML entered into a stock purchase agreement for ONLIC to purchase the remaining shares of NSLAC from SML. ONLIC purchased 1,951 shares from SML for a $4,500 surplus note thereby increasing ONLIC’s holdings in NSLAC to 100% and decreasing SML’s holdings to 0%. On December 15, 2011, ONLIC issued a $4,500 surplus note to SML as payment for the additional shares of NSLAC. The fair value of the surplus note at issuance was $3,697 and the difference from the $4,500 surplus note is accounted for in Total Equity as an increase to Additional Paid-in-Capital and Accumulated Other Comprehensive Income (Loss) of $803 and $565, respectively, offset by a decrease in Retained Earnings of $565.

ONLIC and its subsidiaries are collectively referred to as the “Company”. All significant intercompany accounts and transactions have been eliminated in consolidation.

Certain securities in the 2010 fixed income portfolio have been reclassified in footnotes 5 and 6 to conform to the current presentation.

On February 12, 1998, ONLIC’s Board of Directors approved a plan of reorganization (Reorganization) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by the Company’s policyholders and by the Ohio Department of Insurance (Department) and became effective on August 1, 1998 (Effective Date). As part of the Reorganization (see note 2(n)), ONLIC became a stock company 100% owned by Ohio National Financial Services, Inc. (“ONFS”). ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), an Ohio mutual holding company.

ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. ONLIC and ONLAC offer a full range of life, health, and annuity products through independent agents and other distribution channels and are subject to competition from other insurers throughout the United States. NSLAC is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. ONLIC, ONLAC and NSLAC are subject to regulation by the insurance departments of states in which they are licensed and undergo periodic examinations by those departments.

6	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following is a description of the most significant risks facing life and health insurers:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the consolidated financial statements.

Credit Risk is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay.

Interest Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. Based on policyholder account balances, the Company’s largest distributor of fixed annuity sales accounted for approximately 30% and 31% of total fixed annuity reserves as of December 31, 2011 and 2010, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

Reinsurance Risk is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $1,770,363 and $1,357,818 as of December 31, 2011 and 2010, respectively. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder. Under the terms of the annuity coinsurance contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the treaty value of which must at all times be greater than or equal to 103% of the reinsured reserves, as outlined in each of the underlying treaties. Generally, treaty value is defined as amortized cost. However, for any bond that falls below investment grade, treaty value is defined as fair value.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. The Company’s primary equity risk relates to the Company’s individual variable annuity contracts which offer guaranteed riders. There are five main types of benefits: guaranteed minimum death benefit (“GMDB”), guaranteed minimum income benefit (“GMIB”), guaranteed

7	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

minimum accumulation benefit (“GMAB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed lifetime withdrawal benefit (“GLWB”). The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract, will increase the net amount at risk (the GMDB in excess of the contract value), which could result in additional GMDB claims. The GMIB provides a benefit if the annuitant elects to receive an annuitization benefit after a ten year window from rider issue. The annuitization base is equal to premiums less withdrawals rolled up at 6% annually (5% for the version first issued in May 2009). The GMAB provides a benefit of return of premium (less withdrawals) at the end of ten years. The GMWB is similar to the GMAB except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of ten years. The GLWB allows for lifetime withdrawals after age 60, with the percentage of the guarantee that may be withdrawn varying based upon the age of the annuitant when the withdrawals start. We will refer to the total of these five types as the G reserves. See note 2(f) for additional information on G reserves.

Liquidity Risk. There are a number of proposals pending to change the tax treatment for corporate owned life insurance (“COLI”). These proposals could also have an impact on, or apply to, bank-owned life insurance (“BOLI”). Although we have not been active in the COLI market, we have had meaningful sales in the BOLI market. If one or more of these proposals were adopted, it could impact our ability to sell BOLI in the future. If the tax treatment of existing BOLI policies is changed, there is the potential that a portion of the BOLI policies we have issued may be surrendered or allowed to lapse, potentially reducing our profits and creating a liquidity strain if a substantial portion of those policies were to be surrendered or allowed to lapse in a short period of time. However, it is important to note that bank behavior to this change would vary, and if tax changes are prospective, this block of business would have a low surrender/lapse risk. Ohio National has applied risk mitigation through diversifying our BOLI sales to community banks and credit unions. Credit unions are tax exempt entities, thus eliminating the surrender risk due to any pending tax law changes. In addition, we have managed our BOLI growth to not exceed a specified percentage of general account assets to minimize liquidity strain.

(2)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).

8	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(a)	Valuation of Investments, Related Gains and Losses, and Investment Income

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities classified as trading are stated at fair value, with the changes in fair value recorded in the accompanying consolidated statements of operations. Fixed maturity and equity securities classified as available-for-sale are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder’s equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the current existing effective portfolio rate.

The fair value of fixed maturity and equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “internal pricing matrix” is most often used. The internal pricing matrix is developed by obtaining spreads for private placements and corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, management determines the fair value using other modeling techniques, primarily commercial software applications utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2011, 77.2% of the fair values of fixed maturity securities were obtained from independent pricing services, 17.6% from the Company’s pricing matrices and 5.2% from other sources.

The mutual fund shares that comprise Separate Account seed money are classified as general account trading securities and stated at fair value, with the changes in fair value recorded in the accompanying consolidated statements of income.

Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the changes in fair value recorded in the accompanying consolidated statements of income.

9	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of these mortgage loans based on a review by portfolio managers. These mortgage loans are considered impaired after being delinquent for at least 60 days and based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowances are recorded in net realized gains and losses. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans are included in net investment income in the period received.

The unallocated valuation allowance account for these loans is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for mortgage loan losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy’s anniversary date.

Real estate held for company use is carried at cost less accumulated depreciation and valuation allowances.

Venture capital partnerships are carried on the equity basis and are included under other long-term investments on the balance sheet.

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. For those fixed maturity securities where fair value is 50% or less of amortized cost for one month or 80% of amortized cost for six consecutive months or more, additional analysis is prepared which focuses on each issuer’s ability to service its debts and the length of time and extent the security has been valued below cost. This process provides for an assessment of the credit quality or future cash flows of each investment in the securities portfolio.

For those securities identified above, the Company considers additional relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporarily impaired (“OTI”). Examples of the relevant facts and circumstances that may be considered include: (1) the current fair value of the security as compared to cost, (2) the length of time the fair value has been

10	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

below cost, (3) the financial position of the issuer, including the current and future impact of any specific events, (4) any items specifically pledged to support the credit along with any other security interests or collateral, (5) the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost, (6) the business climate, (7) management changes, (8) litigation and government actions, (9) monitoring late payments, (10) downgrades by rating agencies, (11) financial statements and key financial ratios, (12) revenue forecasts and cash flow projections as indicators of credit issues, and (13) other circumstances particular to an individual security.

For structured securities included in fixed maturity securities the Company determines if the collection of cash flows for the investment is in question. For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a security is less than the amortized cost, an OTI is recognized in the consolidated statements of income. For those debt securities for which an OTI is determined and the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount the amortized cost basis exceeds the fair value) is recognized in the consolidated statements of income. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over fair value) is bifurcated with the credit loss portion recorded in the consolidated statements of income, and the remainder, or noncredit loss portion recorded in other comprehensive income. For those fixed maturity securities for which the Company has recorded a portion of the OTI in other comprehensive income, the Company prospectively amortizes the amount of the loss that was recorded in other comprehensive income over the remaining life of the security to the consolidated statements of income based on the timing of future cash flows.

The Company discloses as part of the separate component of accumulated other comprehensive income the noncredit portion of any OTI (see note 6). Subsequent changes in fair value that are not considered OTI, are not included in the separate component of other comprehensive income.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that inaccurate information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations are reasonably possible and could result in a charge to income in a future period.

11	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block portfolio (see note 2(n)) are offset by increases in the deferred policyholder obligation for that group of policies.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

(b)	Derivative Instruments

The Company enters into derivative transactions that do not meet the criteria for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may purchase long dated Standard and Poor’s 500 put options for protection in a falling equity market in relation to certain riders that are sold with variable annuity products. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value in other long-term investments or other liabilities, with changes in fair value recorded in net realized gains (losses) on investments, derivative instruments.

Embedded derivatives subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in benefits and claims.

(c)	Revenues and Benefits

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

12	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life, and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

Accident and Health Insurance Products: Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(d)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The recoverable costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been capitalized as deferred acquisition costs (“DAC”). DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For traditional participating life insurance products, DAC is amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits.

For investment and universal life products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. DAC for participating life, investment products, and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale (see note 2(a)).

13	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is 9.15%, a blend of expected returns from stock, money market and bond funds after deductions for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three-year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 1.00% or in excess of 17.29% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements: day-one bonuses, which increase the account value at inception, and enhanced yield options, which credit interest for a specified period in excess of rates currently being offered for other similar contracts. Sales inducement costs are deferred and amortized using the same methodology and assumptions used to amortize DAC.

(e)	Separate Accounts

Separate Account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the Separate Accounts is not reflected in the consolidated statements of operations and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. Separate Account seed money is recorded as a trading security.

14	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(f)	Future Policy Benefits

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued (see note 8).

Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants’ contributions plus interest credited less applicable contract charges (see note 8).

Future policy benefits for payout annuities have been calculated using the present value of future benefits and maintenance costs discounted using varying interest rates (see note 8).

The Company has established a reserve for three Universal Life plans with lifetime secondary guarantees, which the Company discontinued prior to 2010. At December 31, 2011 and 2010, this reserve balance was $4,859 and $3,100, respectively.

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues nontraditional variable annuity contracts in which the Company provides various forms of guarantees/riders to benefit the related contract holders.

GMDB Riders

Certain variable annuity contracts include GMDBs with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts so as to allow the Company to recover a charge for any built-in death benefits.

15	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for his or her life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 6% annually or the highest contract value on any contract anniversary, except that for riders sold after May 2009 the rate was changed to 5%. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. This means that the contract value could be significantly less than the guaranteed income base, but it might not provide any benefit to the policyholder or any cost to the Company. In addition, some policyholders may not be willing to give up access to their contract value that occurs with annuitization under the rider. Effective May 1, 2010, the Company discontinued offering the GMIB rider in virtually all states. NSLAC continues to sell the GMIB rider in the state of New York.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GLWB Riders

The Company discontinued offering the GMIB rider during 2010 and began to offer a GLWB rider. The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start anytime after the annuitant reaches age 59 1/2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. At the time of policy inception, the GLWB base is set at the amount of the purchase payments and it is increased by the amount of future purchase payments. It increases (“rolls up”) by eight percent simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins. In addition to the roll-up feature, the GLWB rider also provides for a

16	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

“top-off” of the GLWB base at the end of the tenth contract year if the owner has not made any withdrawals in the first ten years. The “top-off” is equal to two hundred percent of the first-year purchase payments. Policyholders are eligible for only one “top-off” during the contractual term. A reset to the contract value does not start a new “top-off” period. A “top-off” will typically not occur if there is any reset in the first ten years.

The initial GLWB riders (issued May 1, 2010 through December 31, 2010) had a built-in death benefit. This death benefit is reduced dollar for dollar for withdrawals. It differs from most of the other death benefits that decline pro rata for withdrawals. Thus, when the contract value is less than the death benefit, withdrawals will reduce the death benefit under the GLWB rider by a smaller amount than the reduction for other death benefits. Also offered is a joint life version of the GLWB rider. Under the joint life version, if the annuitant dies after the owner has started taking withdrawals, the surviving spouse may elect a spousal continuation under the rider and continue to receive the same payment. Under the single life GLWB rider, the guaranteed amount that may be withdrawn could decline either because (1) the contract value is less than the GLWB base and under the single life GLWB rider the contract value then becomes the new GLWB base; and/or (2) the surviving spouse is in a different age band.

These initial GLWB riders represented an embedded derivative in the variable annuity contract that was required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative was carried at fair value and reported in future policy benefits and claims. The fair value of the GLWB embedded derivative was calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

For the second generation GLWB riders (issued January 1, 2011 through present), claim reserves are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance at the date of the rider entering the Lifetime Annuity Period and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMAB Riders

Certain variable annuity contracts include a GMAB rider, in which the account value on the tenth anniversary will not be less than the remaining initial premium. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

17	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

GMWB Riders

A GMWB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims.

The fair value of GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009.

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts, as well as incurred and paid amounts, as of the dates indicted (note that one contract may contain multiple guarantees) (amounts in millions except for weighted average attained age):

	December 31, 2011
	General account value	Separate account value	Total account value	Net amount at risk	Benefits paid/ incurred	Weighted average attained age
GMDB	$691.0	10,839.5	11,530.5	500.6	12.1	65

GMIB	$139.3	7,798.0	7,937.3	—	—	64

GLWB	$88.6	1,466.2	1,554.8	—	—	62

GMAB/GMWB	$14.9	276.3	291.2	9.5	—	64

	December 31, 2010
	General account value	Separate account value	Total account value	Net amount at risk	Benefits paid/ incurred	Weighted average attained age
GMDB	$728.3	10,731.1	11,459.4	310.4	11.7	64

GMIB	$141.1	8,526.7	8,667.8	—	—	63

GLWB	$58.7	454.4	513.1	—	—	61

GMAB/GMWB	$15.6	304.6	320.2	4.4	—	63

All Separate Account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2011 and 2010.

18	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31 (millions):

	2011	2010
Mutual funds:
Bond	$2,857.7	2,608.8
Balanced	449.3	365.4
Equity	7,450.8	7,511.7
Money market	241.8	247.3

Total	$10,999.6	10,733.2

As of December 31, 2011, direct G reserves were $201.0 million, ceded G reserves were $603.1 million and net G reserves were ($402.1) million. As of December 31, 2010, direct G reserves were $67.1 million, ceded G reserves were $188.3 million and net G reserves were ($121.2) million.

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31 (millions):

	2011	2010
GMDB	$21.3	27.3
GMIB	(439.4)	(153.6)
GMAB/GMWB	16.0	5.1

Total	$(402.1)	(121.2)

The GMIB reserve balances in the above table include reserves for both direct and reinsurance ceded balances. From 2010 to 2011, direct reserves increased $34.7 million offset by an increase of $320.5 million in reinsurance ceded reserves for a net decrease in reserves of $285.8 million. The direct reserves were calculated using Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 944, Financial Services (as described above) and the reinsurance ceded reserves were calculated using ASC 815, Derivatives. See note 5 for a reconciliation of the change in the reinsurance ceded reserves.

A significant source of revenues for the Company is derived from asset fees, which are calculated as a percentage of Separate Account assets. Thus, losses in the equity markets, unless offset by additional sales of variable products, will result in corresponding decreases in Separate Account assets and asset fee revenue.

19	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(g)	Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represents approximately 8% of the Company’s ordinary life insurance in force as of December 31, 2011, 2010 and 2009. The provision for policyholders’ dividends is based on current dividend scales.

(h)	Reinsurance

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(i)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

The Company is included as part of the life/nonlife consolidated Federal income tax return of its ultimate parent, ONMH, and its U.S. domestic subsidiaries. Treasury Regulations are stringent as to when a life insurance company can be included in the consolidated Federal income tax return, generally requiring a five year waiting period. The Company, in 2007 acquired more than 80% ownership of NSLAC and will join the consolidated return January 1, 2013. NSLAC files its Federal income tax return on a separate company basis as it does not meet those Regulations, but it will be included in the life subgroup in 2013.

20	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(j)	Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less (including securities lending collateral) to be cash equivalents.

(k)	Use of Estimates

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income tax, valuation allowances for mortgage loans on real estate, impairment losses on investments and impairment of goodwill and intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(l)	Goodwill and Intangible Assets

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually using September 30 financial information. The reporting unit is the operating segment or a business one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. The evaluation is completed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting unit. The fair value of a reporting unit is determined using two market approaches and a discounted cash flow model. The market approaches use the guideline company method and the market transaction method to estimate fair value. The critical estimates necessary in determining fair value are projected earnings, expected level of cash flows, comparative market multiples, and the discount rate. A two-step goodwill impairment test is utilized to identify and measure potential goodwill impairment. The first step compares the fair value of the reporting unit with its carrying amount. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the impairment. In the second step, if the carrying amount of reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss shall be recognized in an amount equal to that excess. The loss recognized cannot exceed the carrying amount of goodwill. After a goodwill impairment loss is recognized, the adjusted carrying amount of goodwill becomes its new accounting basis (see note 10).

21	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The Company’s only intangible asset is related to insurance licenses acquired with the purchase of the Company. In accordance with GAAP, the intangible asset, as it relates to insurance licenses, is not amortized, but rather is evaluated for impairment, using December 31 license standing information. The value of the intangible and any impairment assessment associated with that intangible is primarily dependent upon the maintenance of the New York license (see note 10). License fees are paid annually in order to keep the license in good standing.

(m)	Investment Management Fees

Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are based on a percentage of assets at the end of each quarter and are recognized in income as earned.

(n)	Closed Block

The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue there from, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on the Closed Block policies from its general funds.

The financial information of the Closed Block is consolidated with all other operating activities and prepared in conformity with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 944-805, Financial Services-Insurance-Business Combinations. This presentation reflects the contractual provisions and not the actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

22	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Summarized financial information of the Closed Block as of December 31, 2011 and 2010, and for each of the years in the three-year period ended December 31, 2011 follows:

	2011	2010
Closed Block assets:
Fixed maturity securities available for sale, at fair value (amortized cost of $345,053 and $317,278 as of December 31, 2011 and 2010, respectively)	$373,083	337,277
Fixed maturity securities held-to-maturity, at amortized cost	35,807	36,855
Mortgage loans on real estate, net	113,824	114,260
Policy loans	104,630	121,321
Short-term investments	7,752	39,735
Accrued investment income	5,310	5,263
Deferred policy acquisition costs	67,044	69,706
Reinsurance recoverable	1,510	1,477
Other assets	1,341	1,187

Total assets	$710,301	727,081

Closed Block liabilities:
Future policy benefits and claims	$652,072	678,951
Policyholders’ dividend accumulations	46,617	48,159
Other policyholder funds	28,600	21,929
Deferred federal income taxes	9,811	7,000
Other liabilities	2,382	2,975

Total liabilities	$739,482	759,014

23	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	2011	2010	2009
Closed Block revenues and expenses:
Traditional life insurance premiums	$31,620	34,252	38,350
Net investment income	42,370	41,495	42,906
Net realized gains (losses) on investments	140	1,672	(981)
Benefits and claims	(43,147)	(46,518)	(50,190)
Provision for policyholders’dividends on participating policies	(16,879)	(15,980)	(18,040)
Amortization of deferred policy acquisition costs	(3,565)	(3,662)	(3,972)
Other operating costs and expenses	(2,680)	(2,968)	(3,226)

Income before federal income taxes	$7,859	8,291	4,847

(o)	Recently Issued Accounting Pronouncements

In September 2011, the FASB issued new guidance on goodwill impairment testing Accounting Standards Update (“ASU”) ASU 2011-08, Intangibles – Goodwill and Other: Testing Goodwill for Impairment, effective for calendar years beginning after December 15, 2011. Early adoption is permitted. The objective of this standard is to simplify how an entity tests goodwill for impairment. The amendments in this standard will allow an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit’s fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The Company adopted this guidance on January 1, 2012 with no material impact to the consolidated financial statements.

In June 2011, the FASB issued new guidance regarding comprehensive income ASU 2011-05, Comprehensive Income: Presentation of Comprehensive Income, effective for the fiscal year beginning after December 15, 2011. This guidance should be applied retrospectively and early adoption is permitted. The new guidance provides companies with the option to present the total of comprehensive income, components of net, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The objective of the standard is to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and International Financial Reporting

24	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Standards (“IFRS”). The standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. The Company intends to adopt this new guidance in 2012 and the adoption of this guidance will impact the presentation of the Company’s consolidated financial statements.

In May 2011, the FASB issued new guidance regarding fair value measurements ASU 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. and IFRSs, effective for the annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in the ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. Some of the amendments clarify the FASB’s intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company intends to adopt this new guidance in 2012 and the adoption of this guidance will result in increased disclosures.

In April 2011, the FASB issued amended guidance regarding troubled debt restructuring ASU 2011-02, Receivables: A Creditor’s Determination of whether a Restructuring is a Troubled Debt Restructuring. In making the determination, a creditor must evaluate and conclude that the restructuring constitutes a concession and that the debtor is experiencing financial difficulties. The amended guidance provides clarifications as to whether a concession has been made and provides additional guidance on a creditor’s evaluation of whether a debtor is experiencing financial difficulties. This guidance became effective for the annual period beginning after June 15, 2011 and retrospective application to the beginning of the annual period of adoption is required. The Company adopted this guidance on July 1, 2011 with retroactive application to January 1, 2011 with no material impact to the consolidated financial statements.

In April 2011, the FASB issued new guidance regarding effective control in repurchase agreements ASU 2011-03, Transfers and Servicing: Reconsideration of Effective Control for Repurchase Agreements, effective for the annual period beginning after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The amendments in this ASU remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. The Company adopted this guidance on January 1, 2012 with no material impact to the consolidated financial statements.

In October 2010, the FASB amended its guidance under FASB ASC 944, Accounting of Costs Associated with Acquiring or Renewing Insurance Contracts. The new guidance is contained in ASU 2010-26 and will require certain costs such as sales compensation or telemarketing costs that are related to unsuccessful efforts and any indirect costs to be expensed as incurred, rather than being capitalized and amortized over future periods. This new guidance must be implemented no later than January 1, 2012 or may be implemented earlier with any changes in the Company’s

25	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

consolidated financial statements being recognized prospectively for acquisition costs incurred beginning in the earlier period or through retrospective adjustment of comparative prior periods. The Company intends to adopt this guidance in 2012. The Company is currently in the process of determining the impact of adoption and the adoption of this guidance is expected to have a material impact to DAC and Retained Earnings and result in fewer costs being deferred.

In July 2010, the FASB issued new guidance regarding disclosures about the credit quality of financing receivables and the allowance for credit losses (ASU 2010-20, Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses). This guidance requires additional disclosures about the credit quality of financing receivables, such as aging information and credit quality indicators. In addition, disclosures must be disaggregated by portfolio segment or class based on how a company develops its allowance for credit losses and how it manages its credit exposure. The Company adopted this guidance effective January 1, 2011. There was no impact on the Company’s consolidated financial statements. See note 12 for the required disclosures.

In April 2010, the FASB amended guidance under FASB ASC 944, How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments. The new guidance is contained in ASU 2010-15 and clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party policy holder as defined in the Variable Interest Subsections of Subtopic 810-10 and those Subsections require the consideration of related parties. The Company adopted this guidance effective January 1, 2011. There was no impact on the Company’s consolidated financial statements.

In April 2009 the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures. Subsequently, in January 2010, the FASB issued amended guidance under FASB ASU 2010-06. This guidance requires new disclosures about recurring or nonrecurring fair-value measurements including significant transfers into and out of Level 1 and Level 2 fair-value measurements. In addition ASU 2010-06 clarified the level of disaggregation, inputs and valuation techniques. This section of ASU 2010-06 is effective for fiscal and interim reporting periods beginning after December 15, 2009. The Company has adopted this section of ASU 2010-06 effective January 1, 2010. The adoption of this new accounting guidance did not have a material impact on the presentation of the Company’s consolidated financial statements. In addition, ASU 2010-06 also requires information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. The Company adopted this guidance effective January 1, 2011. There was no impact on the Company’s consolidated financial statements. See note 5 for the required disclosures.

26	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

In June 2009, FASB updated FASB ASC 810 Consolidations, the guidance which addresses the consolidation requirements applicable to variable interest entities (“VIE”). Under this new guidance, an entity would consolidate a VIE when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The FASB also issued an amendment to this guidance in February 2010 under FASB ASU 2010-10 which defers application of this guidance to certain entities that apply specialized accounting guidance for investment companies. The Company adopted this guidance on January 1, 2010. There was no impact on the Company’s consolidated financial statements. See note 6 for the required disclosures.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing which was subsequently amended in December 2009 by FASB ASU 2009-16. This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) (as defined under previous FASB guidance) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting. Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value. Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance. This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale. This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company adopted this guidance effective January 1, 2010. The adoption had no impact on the Company’s consolidated financial statements.

In August 2009, the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance clarifies how the fair value of a liability should be determined. It reiterates that fair value is the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. It notes that the liability should reflect the company’s nonperformance and credit risk and should not reflect restrictions on the transfer of the liability. To determine the exit price, the guidance permits companies to look to the identical liability traded as an asset, similar liabilities traded as assets, or another valuation technique to measure the price the company would pay to transfer the liability. This guidance is effective for fiscal and interim reporting periods beginning after August 27, 2009. The Company adopted this guidance effective January 1, 2010. The adoption of ASC 820-10 did not have a material effect on the Company’s results of operations or financial position.

27	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

In May 2009, the FASB issued guidance under FASB ASC 855, Subsequent Events. This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. In particular, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosures an entity should make about events or transactions that occurred after the balance sheet date. This guidance is effective for fiscal years and interim periods ending after June 15, 2009. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See note 16.

In April 2009, the FASB issued guidance under FASB ASC 320 Investments – Debt and Equity Securities. This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt and equity securities. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the noncredit component of previously recognized other-than-temporary impairment losses from retained earnings to the beginning balance of accumulated other comprehensive income (AOCI). The Company adopted this guidance as of January 1, 2009. The adoption resulted in a cumulative effect adjustment of $3,365, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

In April 2008, the FASB issued guidance under FASB ASC 350-30, General Intangibles other than Goodwill. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. ASC 350-30 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008. The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under this guidance are to be applied prospectively to intangible assets acquired after the effective date. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to intangible assets acquired after January 1, 2009.

(3)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC, ONLAC, NSLAC and MONT, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed. The 2011 statutory results are unaudited as of the date of this report.

28	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

ONLIC does not have any permitted statutory accounting practices as of December 31, 2011 and 2010.

The Company’s Ohio domiciled life insurance subsidiary ONLAC does not have any permitted statutory accounting practices as of December 31, 2011 and 2010.

The Company has received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements of its Vermont-domiciled captive life insurance subsidiary MONT, as of December 19, 2008 and the approval continues indefinitely. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset a letter of credit used to fund the Company’s reinsurance obligations to the ceding companies. Under NAIC statutory accounting principles, the letter of credit would not be treated as an admitted asset. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department. MONT replaced the letter of credit with a surplus note during 2011. As a result, MONT is no longer using the permitted practice at December 31, 2011.

NSLAC has no permitted statutory accounting practices.

The combined statutory basis net income of ONLIC, ONLAC, NSLAC and MONT after intercompany eliminations, was $658, $153,557 and $36,260 for the years ended December 31, 2011, 2010 and 2009, respectively. The combined statutory basis capital and surplus of ONLIC, ONLAC, NSLAC and MONT after intercompany eliminations was $902,516 and $860,701, as of December 31, 2011 and 2010, respectively. The primary reasons for the differences between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred; (2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals; (3) investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost; (4) the asset valuation reserve and interest maintenance reserve are not recorded; (5) Separate Account seed money is classified as a trading security recorded at fair value as opposed to a component of Separate Account assets; (6) the fixed maturity securities that are related to NSLAC’s funds withheld reinsurance arrangement are classified as trading securities recorded at fair value as opposed to amortized cost; (7) changes in deferred taxes are recognized in operations; (8) the costs of providing defined pension benefits include nonvested participants; (9) the costs of providing postretirement benefits include nonvested participants; (10) there is a presentation of other comprehensive income and comprehensive income; (11) consolidation for GAAP is based on whether the Company has voting control, or for certain variable interest entities, has the majority of the entity’s expected losses and/or expected residual returns while for statutory, consolidation is not applicable; and (12) surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.

29	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(4)	Comprehensive Income

Comprehensive income includes net income as well as certain items that are reported directly within the separate components of stockholder’s equity that are not recorded in net income (other comprehensive income). The related before and after income tax amounts of other comprehensive income for the years ended December 31 were as follows:

	2011	2010	2009
Foreign currency translation adjustment	$1	(118)	28
Pension liability adjustment, net of tax	(7,200)	(1,791)	2,791
Unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale	176,699	274,980	518,823
Deferred acquisition costs	(39,705)	(81,972)	(181,327)
Future policy benefits and claims	1,566	(2,061)	(418)
Related income tax expense	(48,552)	(66,969)	(117,949)

	82,809	122,069	221,948

Less:
Reclassification adjustment for:
Net gains (losses) on securities available-for-sale realized during the period:
Gross	25,439	25,906	(50,923)
Related income tax (expense) benefit	(8,904)	(9,067)	17,823

	16,535	16,839	(33,100)

Other comprehensive income	$66,274	105,230	255,048

(5)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs

30	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value on the consolidated balance sheet as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include money market funds, bank deposits, separate account assets and exchange traded derivatives.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government agency securities, municipal bonds, certain mortgage-backed securities (MBSs), certain corporate debt, certain private placements, certain equity securities, certain foreign government debt securities and certain derivatives.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain mortgage-backed securities, certain corporate debt and certain derivatives, including embedded derivatives associated with living benefit contracts.

31	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2011.

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$—	81,375	—	81,375
Obligations of states and political subdivisions	—	316,050	—	316,050
Debt securities issued by foreign governments	—	4,301	—	4,301
Corporate	—	3,955,587	17,861	3,973,448
Asset-backed	—	419,574	106,121	525,695
Mortgage-backed	—	1,013,855	100	1,013,955
Equity securities	—	38,356	—	38,356
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	324	—	324
Corporate	—	11,467	—	11,467
Asset-backed	—	1,384	—	1,384
Mortgage-backed	—	482	—	482
Other long-term investments:
Derivative assets:
Equity futures	2,846	—	—	2,846
Currency futures	80	—	—	80
Equity put options	—	10,520	—	10,520
Short-term investments	69,145	—	—	69,145
Short-term investments securities lending collateral	—	272,612	—	272,612
Other assets:
Cash	142,229	244,700	—	386,929
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	515,829	515,829
GLWB reinsurance contracts	—	—	66,927	66,927
Assets held in separate accounts	11,901,722	—	—	11,901,722

Total assets	$12,116,022	6,370,587	706,838	19,193,447

Liabilities
GMAB/GMWB embedded derivatives	$—	—	16,041	16,041
GLWB embedded derivatives	—	—	66,927	66,927
Derivative liabilities:
Equity futures	10,926	—	—	10,926
Currency futures	2,722	—	—	2,722

Total liabilities	$13,648	—	82,968	96,616

32	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$—	59,577	—	59,577
Obligations of states and political subdivisions	—	176,815	—	176,815
Debt securities issued by foreign governments	—	13,042	—	13,042
Corporate	—	3,708,495	32,192	3,740,687
Asset-backed	—	537,630	88,757	626,387
Mortgage-backed	—	1,123,956	88	1,124,044
Equity securities	—	35,227	—	35,227
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	315	—	315
Debt securities issued by foreign governments	—	135	—	135
Corporate	—	11,511	—	11,511
Asset-backed	—	663	—	663
Mortgage-backed	—	863	—	863
Equity securities	—	723	—	723
Other long-term investments:
Derivative assets
Equity futures	461	—	—	461
Currency futures	475	—	—	475
Equity put options	—	9,561	—	9,561
Short-term investments	41,747	189,943	—	231,690
Short-term investments securities lending collateral	—	372,190	—	372,190
Other assets:
Cash	127,241	72,750	—	199,991
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	195,360	195,360
GLWB embedded derivatives	—	—	8,826	8,826
Assets held in separate accounts	—	11,727,829	—	11,727,829

Total assets	$169,924	18,041,225	325,223	18,536,372

Liabilities
GLWB reinsurance contracts	$—	—	8,826	8,826
GMAB/GMWB embedded derivatives	—	—	5,510	5,510
Derivative liabilities:
Equity futures	1,921	—	—	1,921
Currency futures	451	—	—	451

Total liabilities	$2,372	—	14,336	16,708

33	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities under the “exit price” notion of FASB ASC 820, Fair Value Measurements and Disclosures, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

Cash

Cash is considered Level 1 as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. The Company holds publicly traded money market accounts which are considered Level 1. The Company also holds investments in repurchase agreements that are considered to be cash equivalents as defined in note 2(j). The Company classifies the fair values of investments held in repurchase agreements as Level 2 since the fair values are based on principal to principal markets.

Short-Term Investments

Short-term investments include fixed maturity securities that mature in less than one year and are valued in the same manner as the fixed maturity securities noted below. A portion of short-term investments are bank deposits that are classified as Level 1 fair values since these investments are very liquid and not subject to valuation fluctuations.

Fixed Maturity and Equity Securities

As discussed in note 2(a), fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on reported trades for identical or similar securities. If there are no recent reported trades, the third party pricing services may use matrix or model processes to develop a security price where future cash flow expectations are developed based on collateral performance and discounted at an estimated market rate. Included in the pricing of asset-backed securities, collateralized mortgage obligations, and mortgage-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fair values within Level 2. In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data and may be nonbinding quotes. The Company has classified these fair values within Level 3.

34	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

As discussed in note 2(a), fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are observable market data, the Company has classified these fair values within Level 2.

Derivative Instruments

As discussed in note 7, the Company currently enters into equity futures, currency futures and equity put options to economically hedge liabilities embedded in certain variable annuity products. The equity futures and currency futures are exchange traded derivatives and the fair value is based on an active market quotation. The Company has classified the fair values of the exchange traded derivatives as Level 1. The equity put options are valued using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. The Company has classified these fair values as Level 2.

GMIB and GLWB Reinsurance and GMAB, GMWB and GLWB Embedded Derivatives

The fair value of the GMIB reinsurance derivative is estimated using the present value of future claims minus the present value of future premiums using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. The valuation of this reinsurance derivative includes an adjustment for the counterparty’s nonperformance risk and risk margins for noncapital market inputs. The counterparty’s credit adjustment is determined taking into consideration publicly available information relating to the counterparty’s debt and claims paying ability. Risk margins are established to capture the noncapital market risk of the instrument which represents the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, mortality, and lapses. The establishment of risk margins requires the use of significant management judgment. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the counterparty’s credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to noncapital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

The Company also issues certain variable annuity products with guaranteed minimum benefit riders. GMAB, GMWB and GLWB riders are embedded derivatives which are measured at estimated fair value separately from the host variable annuity contract. For GMAB, GMWB and GLWB embedded derivatives, the same valuation methodology is applied per above except the fair value for these riders is estimated using the Company’s nonperformance risk in the credit adjustment to the present value of the future cash flows.

35	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The reinsurance of the GLWB embedded derivative is 100% coinsurance with a related party and is considered a freestanding derivative. The GLWB reinsurance derivative was calculated in the same manner as the direct GLWB embedded derivative.

The fair value of these derivatives are modeled using significant unobservable policyholder behavior inputs, such as lapses, fund selection, resets and withdrawal utilization, and risk margins. As a result, the GMIB and GLWB reinsurance, and GMAB, GMWB and GLWB embedded derivatives are categorized as Level 3.

Separate Account Assets

Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The underlying securities are mutual funds that are valued using the reported net asset value. The Company classifies the separate account assets valuation as Level 1 since the net asset value is determined and published daily and is the basis for current transactions.

36	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The tables below summarize the reconciliation of the beginning and ending balances and related changes for fair value measurements for which significant unobservable inputs were used in determining each instrument’s fair value for the years ended December 31:

	Investments			Reinsurance recoverable		Other assets
	Corporate	Asset - backed	Mortgage - backed	GMIB reinsurance	GLWB [4] reinsurance	GLWB [3] embedded derivatives	Total assets
December 31, 2009	$21,285	67,877	89	135,051	—	—	224,302

Net investment gains/(losses)
In earnings (realized and unrealized) [1]	(6)	(9,289)	30	60,309	—	8,826	59,870
Unrealized in OCI [2]	2,675	16,568	88	—	—	—	19,331

Purchases, issuances, sales and settlements	(2,895)	15,474	(119)	—	—	—	12,460
Transfers into (out) of Level 3	11,133	(1,873)	—	—	—	—	9,260

December 31, 2010	32,192	88,757	88	195,360	—	8,826	325,223

Net investment gains/(losses)
In earnings (realized and unrealized)	(12)	393	—	320,469	66,927	(8,826)	378,951
Unrealized in OCI	(967)	(1,816)	12	—	—	—	(2,771)

Purchases	—	15,054	—	—	—	—	15,054
Issuances	—	—	—	—	—	—	—
Sales	—	—	—	—	—	—	—
Settlements	(3,681)	(15,835)	—	—	—	—	(19,516)
Transfers into Level 3	—	25,534	—	—	—	—	25,534
Transfers out of Level 3	(9,671)	(5,966)	—	—	—	—	(15,637)

December 31, 2011	$17,861	106,121	100	515,829	66,927	—	706,838

Change in unrealized gains/(losses):
Still held at December 31:
2010	$(6)	(9,520)	—	60,309	—	8,826	59,609

2011	$(12)	584	—	320,469	66,927	(8,826)	379,142

37	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	Future policy, benefits and claims
	GLWB [4] reinsurance	GLWB [3] embedded derivatives	GMAB/ GMWB embedded drivatives	GMIB reinsurance	Total liabilities
December 31, 2009	$—	—	(6,640)	(32,479)	(39,119)

Net investment gains/(losses)
In earnings (realized and unrealized)	(8,826)	—	1,530	94,193	86,897
Unrealized in OCI	—	—	—	—	—
Purchases, issuances, sales and settlements	—	—	—	(61,714)	(61,714)
Transfers into (out) of Level 3	—	—	—	—	—

December 31, 2010	(8,826)	—	(5,110)	—	(13,936)
Net investment gains/(losses)
In earnings (realized and unrealized)	8,826	(66,927)	(10,931)	—	(69,032)
Unrealized in OCI	—	—	—	—	—
Purchases	—	—	—	—	—
Issuances	—	—	—	—	—
Sales	—	—	—	—	—
Settlements	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

December 31, 2011	$—	(66,927)	(16,041)	—	(82,968)

Change in unrealized gains/(losses):
Still held at December 31:
2010	$(8,826)	—	1,530	—	(7,296)

2011	$8,826	(66,927)	(10,931)	—	(69,032)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial insturments, changes in fair value of changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive income include changes in market value of certain instruments.
[3]	The GLWB embedded derivative was an asset at December 31, 2010 and was a liability at December 31, 2011.
[4]	The GLWB reinsurance was a liability at December 31, 2010 and was an asset at December 31, 2011.

38	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Asset Transfers Between Levels

The Company will review its fair value hierarchy classifications annually. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.

During the year ended December 31, 2011, we transferred investments totaling $25,534 into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. During the same period, we transferred investments totaling $15,637 into Level 2 from Level 3 as a result of changing our pricing methodology to using a pricing matrix with market observable inputs for estimating fair value instead of obtaining pricing of the securities from brokers or arrangers. There were no transfers in or out of Level 1 in 2011, with the exception of assets held in separate accounts previously classified as level 2.

During the year ended December 31, 2010, we transferred investments totaling $19,077 into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. During the same period, we transferred investments totaling $9,817 into Level 2 from Level 3 as a result of changing our pricing methodology to using a pricing index for estimating fair value instead of obtaining pricing of the securities from brokers or arrangers. There were no transfers in or out of Level 1 in 2010.

Fair Value Measurement on a Nonrecurring Basis

In 2011, the Company impaired four fixed maturity held-to-maturity securities and measured the securities at fair value. As of December 31, 2010, the Company held two fixed maturity held-to-maturity securities that were previously impaired. The valuation techniques involved significant unobservable market inputs such as internal liquidation analysis and models. For fixed maturities, the valuation techniques were based on projected discounted cash flows, constant default rates, loss severity rates and voluntary constant prepayment rates. For mortgage loans, the valuation techniques were primarily based on the fair value of the underlying collateral. The values were determined using third-party appraisals.

39	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following tables present the Company’s hierarchy for its assets measured at fair value on a nonrecurring basis for the years ended December 31:

	2011
Assets	Level 1	Level 2	Level 3	Total	Total realized losses
Investments:
Fixed maturity held-to-maturity securities at amortized cost	$—	—	18,409	18,409	(6,078)

Total assets	$—	—	18,409	18,409	(6,078)

	2010
Assets	Level 1	Level 2	Level 3	Total	Total realized losses
Investments:
Fixed maturity held-to-maturity securities at amortized cost	$—	—	2,825	2,825	—

Total assets	$—	—	2,825	2,825	—

40	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Financial Instruments Not Carried at Fair Value

FASB ASC 825, Financial Instruments, requires additional disclosure of the fair value information about existing on- and off-balance sheet financial instruments. ASC 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC 825 disclosure that have not been presented at fair value in the ASC 820 tables above are presented in the table below as follows:

	December 31, 2011		December 31, 2010
	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets:
Fixed maturity held-to-maturity securities	$968,483	1,053,204	844,404	893,241
Mortgage loans on real estate	1,282,520	1,290,475	1,271,812	1,312,312
Policy loans	333,745	401,037	320,430	371,339

Liabilities
Investment contracts	$3,159,090	3,628,906	3,807,569	3,871,091
Policyholders’ dividend accumulations and other policyholder funds	107,958	107,958	98,890	98,890
Notes payable	359,164	398,972	105,430	125,156

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Fixed maturity held-to-maturity securities – The fair value of fixed maturity held-to-maturity securities is generally determined from quoted market prices traded in the public marketplace. For fixed maturity held-to-maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and duration of investments.

Mortgage Loans on Real Estate – The fair value of mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans – The fair value of policy loans were estimated using discounted cash flow calculations.

Investment contracts – The fair value of the Company’s liabilities under investment type contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The amounts shown in the above table are net of reinsurance.

Policyholders’ dividend accumulations and other policyholder funds – The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

41	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Notes Payable – The fair value of notes payable is determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments.

(6)	Investments

Analyses of investment income and realized gains (losses) by investment type follows for the years ended December 31:

	Investment income
	2011	2010	2009
Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$327,251	341,457	349,408
Equity securities	1,517	1,370	1,284
Fixed maturity trading securities	595	615	381
Fixed maturity held-to-maturity securities	58,334	52,200	52,586
Mortgage loans on real estate	85,581	83,440	87,516
Real estate	475	475	476
Policy loans	18,712	19,486	17,200
Short-term investments	3,121	3,049	3,507
Other long-term investments	264	1,227	(748)

Total gross investment income	495,850	503,319	511,610
Interest expense	(19,711)	(8,384)	(8,384)
Other investment expenses	(9,605)	(12,085)	(10,827)

Net investment income	$466,534	482,850	492,399

42	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	Realized gains (losses) on investments
	2011	2010	2009
Securities available-for-sale:
Fixed maturity securities	$27,055	37,625	(38,020)
Equity securities	(540)	628	(789)
Fixed maturity held-to-maturity securities	(6,069)	1,119	(6,024)
Mortgage loans on real estate	(1,638)	(2,189)	(766)
Derivative instruments	(7,076)	(30,084)	(39,075)
Real estate	(21)	(30)	(121)
Short-term	(3)	—	—

Total realized gains (loses) on investments	11,708	7,069	(84,795)
Change in valuation allowances for mortgage loans on real estate	3,479	(408)	(298)

Net realized gains (losses) on investments	$15,187	6,661	(85,093)

Realized gained (losses) on investments, as shown in the table above, include write-downs for OTI of $12,820, $15,509 and $39,284 for the years ended December 31, 2011, 2010 and 2009, respectively. As of December 31, 2011, fixed maturity securities with a carrying value of $252,692, which had a cumulative write-down of $57,728 due to OTI, remained in the Company’s investment portfolio.

43	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following tables summarize total other-than-temporary impairments by asset type for the years ended December 31:

	Total OTI	Recognized in OCI	Recognized in earnings
2011
Fixed maturity securities:
Corporate	$13,794	1,949	11,845
Asset-backed	149	(41)	190
Mortgage-backed	2,944	2,159	785

Total other-than-temporary impairment losses	$16,887	4,067	12,820

2010
Fixed maturity securities:
Corporate	$—	(2,289)	2,289
Asset-backed	5,031	(4,866)	9,897
Mortgage-backed	17,321	13,998	3,323

Total other-than-temporary impairment losses	$22,352	6,843	15,509

2009
Fixed maturity securities:
Corporate	$30,752	826	29,926
Asset-backed	32,145	25,004	7,141
Mortgage-backed	23,373	21,156	2,217

Total other-than-temporary impairment losses	$86,270	46,986	39,284

44	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the other-than-temporary impairment losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the noncredit portion of the loss is included in other comprehensive income:

	2011	2010	2009
Cumulative credit loss, beginning of year	$62,157	74,533	142,682
New credit losses	13,415	1,218	16,567
Change in credit losses on securities included in the beginning balance	(595)	14,291	11,974

Subtotal	74,977	90,042	171,223

Less:
Losses related to securities included in the current year beginning balance sold or paid down during the period	17,249	27,885	96,690

Cumulative credit loss, end of year	$57,728	62,157	74,533

45	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Amortized cost and estimated fair value of fixed maturity available-for-sale, trading, and held-to-maturity securities and equity available-for-sale and trading securities were as of December 31:

	2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- Credit OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$67,554	13,821	—	81,375	—
Obligations of states and political subdivisions	298,052	18,145	(147)	316,050	—
Debt securities issued by foreign governments	3,997	304	—	4,301	—
Corporate	3,652,519	361,913	(40,984)	3,973,448	(396)
Asset-backed	528,673	14,060	(17,038)	525,695	(21,794)
Mortgage-backed	983,190	48,983	(18,218)	1,013,955	(37,803)

Total fixed maturity securities	$5,533,985	457,226	(76,387)	5,914,824	(59,993)

Equity securities	$35,800	3,269	(713)	38,356	—

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$301	23	—	324	—
Corporate	10,526	955	(14)	11,467	—
Asset-backed	1,379	7	(2)	1,384	—
Mortgage-backed	464	18	—	482	—

Total fixed maturity securities	$12,670	1,003	(16)	13,657	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$10,705	1,152	—	11,857	—
Obligations of states and political subdivisions	1,955	471	—	2,426	—
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate	954,818	86,624	(3,526)	1,037,916	(90)
Asset-backed	5	—	—	5	—

Total held-to-maturity	$968,483	88,247	(3,526)	1,053,204	(90)

46	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	2010
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- Credit OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$53,728	5,849	—	59,577	—
Obligations of states and political subdivisions	180,634	2,981	(6,800)	176,815	—
Debt securities issued by foreign governments	11,944	1,098	—	13,042	—
Corporate	3,537,350	246,183	(42,846)	3,740,687	—
Asset-backed	621,288	20,212	(15,113)	626,387	—
Mortgage-backed	1,114,187	48,927	(39,070)	1,124,044	(53,828)

Total fixed maturity securities	$5,519,131	325,250	(103,829)	5,740,552	(53,828)

Equity securities	$32,544	2,829	(146)	35,227	—

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$302	13	—	315	—
Debt securities issued by foreign governments	125	10	—	135	—
Corporate	10,664	856	(9)	11,511	—
Asset-backed	650	13	—	663	—
Mortgage-backed	837	26	—	863	—

Total fixed maturity securities	$12,578	918	(9)	13,487	—

Equity securities	$812	—	(89)	723	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$11,147	74	—	11,221	—
Obligations of states and political subdivisions	2,025	308	—	2,333	—
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate	830,227	56,339	(7,884)	878,682	—
Asset-backed	5	—	—	5	—

Total held-to-maturity	$844,404	56,721	(7,884)	893,241	—

[1]

Represents the amount of cumulative non-credit OTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2011 and 2010.

47	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

	2011	2010
Net unrealized gains, before adjustments and taxes	$383,395	224,104
Less:
Unrealized gains related to Closed Block	28,030	19,999
Adjustment to future policy benefits and claims	914	2,480
Adjustment to deferred policy acquisition costs	103,884	64,179
Deferred federal income tax provision	88,432	48,624

Net unrealized gains	$162,135	88,822

An analysis of the change in net unrealized gains (losses), before adjustments and taxes, on securities available-for-sale is as follows for the years ended December 31:

	2011	2010	2009
Securities available-for-sale:
Fixed maturity securities	$159,418	267,510	603,229
Equity securities	(127)	(1,066)	831

Change in net unrealized gains	$159,291	266,444	604,060

The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2011.

48	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	Fixed maturity securities
	Available-for-sale		Trading		Held-to-maturity
	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
Due in one year or less	$323,039	332,053	506	515	23,838	24,185
Due after one year through five years	1,586,025	1,660,128	10,027	10,681	245,666	262,531
Due after five years through ten years	1,909,015	2,050,275	1,831	2,148	501,170	549,473
Due after ten years	1,715,906	1,872,368	306	313	197,809	217,015

Total	$5,533,985	5,914,824	12,670	13,657	968,483	1,053,204

The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	2011
	Less than 12 months		12 months or longer		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
Obligations of states and political subdivisions	$3,456	(44)	14,765	(103)	18,221	(147)
Corporate	382,288	(18,830)	224,697	(25,694)	606,985	(44,524)
Asset-backed	111,053	(2,787)	80,815	(14,253)	191,868	(17,040)
Mortgage-backed	111,224	(2,677)	165,470	(15,541)	276,694	(18,218)

Total fixed maturity securities	608,021	(24,338)	485,747	(55,591)	1,093,768	(79,929)
Equity securities	281	(649)	144	(64)	425	(713)

Total	$608,302	(24,987)	485,891	(55,655)	1,094,193	(80,642)

49	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	2010
	Less than 12 months		12 months or longer		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
Obligations of states and political subdivisions	$116,401	(5,588)	13,673	(1,212)	130,074	(6,800)
Corporate	641,865	(22,532)	258,746	(28,207)	900,611	(50,739)
Asset-backed	100,283	(2,361)	60,473	(12,752)	160,756	(15,113)
Mortgage-backed	59,918	(732)	263,714	(38,338)	323,632	(39,070)

Total fixed maturity securities	918,467	(31,213)	596,606	(80,509)	1,515,073	(111,722)
Equity securities	802	(131)	192	(15)	994	(146)

Total	$919,269	(31,344)	596,798	(80,524)	1,516,067	(111,868)

In accordance with the Company’s Valuation of Investments, Related Gains and Losses, and Investment Income policy described in note 2(a), the Company regularly reviews its investment holdings for other-than-temporary impairments. The Company has concluded securities in an unrealized loss position as of December, 31 2011 and 2010 were not other-than-temporarily impaired due to the Company’s ability and intent to hold the investments for a reasonable period of time sufficient for recovery of fair value or amortized cost. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

The tables below summarize the fixed maturity securities’ unrealized losses as of December 31:

Unrealized Losses	2011
	Less than 12 months	More than 12 months	Total
99.9%-80%
Obligations of states and political subdivisions	$(44)	(103)	(147)
Corporate	(17,992)	(13,004)	(30,996)
Asset-backed	(2,756)	(5,414)	(8,170)
Mortgage-backed	(2,677)	(10,780)	(13,457)
Below 80%
Corporate	(838)	(12,690)	(13,528)
Asset-backed	(31)	(8,839)	(8,870)
Mortgage-backed	—	(4,761)	(4,761)

Total	$(24,338)	(55,591)	(79,929)

50	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Unrealized Losses	2010
	Less than 12 months	More than 12 months	Total
99.9%-80%
Obligations of states and political subdivisions	$(5,588)	(1,212)	(6,800)
Corporate	(22,088)	(23,033)	(45,121)
Asset-backed	(1,990)	(2,965)	(4,955)
Mortgage-backed	(732)	(23,289)	(24,021)
Below 80%
Corporate	(444)	(5,174)	(5,618)
Asset-backed	(371)	(9,787)	(10,158)
Mortgage-backed	—	(15,049)	(15,049)

Total	$(31,213)	(80,509)	(111,722)

These unrealized losses represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment. Unrealized losses declined from December 31, 2010 to December 31, 2011 due to declining US Treasury yields and a general decline in bond spreads.

For Corporate Securities, we evaluated the financial performance of the issuer based upon credit performance and investment ratings and determined we expected to recover the entire amortized cost of each security.

Residential mortgage-backed securities and asset backed securities are assessed for impairment using default estimates based on the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Management believes unrealized losses on available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows were equal to or greater than the amortized cost basis of the securities.

51	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following table summarizes fixed maturity securities available-for-sale activity:

	2011	2010	2009
Proceeds from the sale and maturity	$916,191	837,983	536,652

Gross realized gains on the sale and maturity	$34,674	50,640	14,192

Gross realized losses on the sale and maturity	$(1,438)	(635)	(19,997)

The Company may sell securities classified as held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory risk-based capital purposes. There were no sales of held-to-maturity securities in 2011, 2010, or 2009.

Investments with a fair value of $13,990 and $14,040 as of December 31, 2011 and 2010, respectively, were on deposit with various regulatory agencies as required by law.

Real estate is presented at cost less accumulated depreciation of $635 and $562 in 2011 and 2010, respectively, with no valuation allowance recorded in 2011 or 2010.

At its discretion the Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value equal to at least 102% of the market value of the securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or bank letter of credit or equivalent obligation as may be pre-approved by the Company. The loaned securities’ market value is monitored on a daily basis with additional collateral obtained as necessary. As of December 31, 2011 and 2010, the Company received $272,612 and $372,190, respectively, of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in the consolidated balance sheets in short-term investments securities lending collateral with a corresponding liability recorded in payables for securities lending collateral to account for the Company’s obligation to return the collateral. The Company had not received any non-cash collateral on securities lending as of December 31, 2011 and 2010. As of December 31, 2011 and 2010, the Company had loaned securities with a fair value of $254,738 and $346,487, respectively, which are recognized in the consolidated balance sheets as part of investments available-for-sale.

52	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The components of other long-term investments were as follows as of December 31:

	2011	2010
Venture capital partnerships	$442	1,921
Derivative instruments	13,446	10,497
Receivable for securities	7,253	1,071

Total	$21,141	13,489

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. See above for additional disclosures related to these investments.

(7)	Derivative Financial Instruments

The Company enters into derivative contracts to economically hedge guarantees on riders for certain insurance contracts. Although these contracts do not qualify for hedge accounting or have not been designated in hedging relationships by the Company pursuant to FASB ASC 815, Derivatives and Hedging, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy (see note 2(b)). The Company currently enters into equity futures, currency futures, and equity put options to economically hedge liabilities embedded in certain variable annuity products such as the GMAB, GMWB, GMIB and GLWB.

The Company has entered into a reinsurance arrangement with a nonaffiliated reinsurer to offset a portion of its risk exposure to the GMIB rider in certain variable annuity contracts (see note 1). This reinsurance contract is accounted for as a freestanding derivative.

In 2010, the Company amended its GMIB reinsurance agreement with Sycamore Re, which resulted in the amended reinsurance agreement not meeting the definition of a derivative. The Company also entered into a 100% coinsurance arrangement with Sycamore Re to reduce its risk exposure to the GLWB rider. The GLWB reinsurance agreement is accounted for as a freestanding derivative for the GLWB riders issued from May 1, 2010 through December 31, 2010 (see note 2(f)).

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include variable annuities with GMAB, GMWB and GLWB riders (see notes 1 and 2(f)).

53	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following tables present a summary of the fair value of derivatives held by the Company along with the amounts recognized in the statement of income.

	Asset derivatives
		December 31
Derivatives not designated as		2011	2010
hedging instruments under ASC 815	Balance sheet location	Fair value	Fair value
Currency futures	Other long-term investments	$80	475
Equity futures	Other long-term investments	2,846	461
Equity put options	Other long-term investments	10,520	9,561
GMIB reinsurance contracts	Reinsurance recoverable	515,829	195,360
GLWB reinsurance contracts	Reinsurance recoverable	66,927	—
GLWB embedded derivatives	Other assets	—	8,826

Total		$596,202	214,683

	Liability derivatives
		December 31
Derivatives not designated as		2011	2010
hedging instruments under ASC 815	Balance sheet location	Fair value	Fair value
GLWB embedded derivatives	Future policy benefits and claims	$66,927	—
GLWB reinsurance contracts	Future policy benefits and claims	—	8,826
GMAB and GMWB embedded derivatives	Future policy benefits and claims	16,041	5,110
Currency futures	Other liabilities	2,722	451
Equity futures	Other liabilities	10,926	1,921

Total		$96,616	16,308

The GLWB embedded derivative was an asset at December 31, 2010 and was a liability at December 31, 2011. The GLWB reinsurance contract was a liability at December 31, 2010 and was an asset at December 31, 2011.

54	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The effect of derivative instruments on the Statement of Income for the years ended December 31:

Derivatives not designated as	Location of gain (loss)	Amount of gain (loss) recognized in income on derivatives
hedging instruments under ASC 815	recognized in income on derivatives	2011	2010	2009
Currency futures[1]	Net realized gains (losses): derivative instruments	$3,447	(776)	(945)
Equity futures[1]	Net realized gains (losses): derivative instruments	(11,308)	(27,886)	(31,849)
Equity put options	Net realized gains (losses): derivative instruments	785	(1,422)	(6,281)
GMIB reinsurance contracts	Benefits and claims	320,469	154,502	(169,743)
GMAB and GMWB embedded derivatives	Benefits and claims	(10,931)	1,530	8,694
GLWB reinsurance	Benefits and claims	75,753	(8,826)	0
GLWB embedded derivatives	Benefits and claims	(75,753)	8,826	0

Total		$302,462	125,948	(200,124)

[1]	Net realized gains (losses): derivative instruments are net of amounts related to the funds withheld arrangement with Sycamore Re (see note 17).

Credit Risk

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company’s derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting period date.

Because exchange traded futures are affected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. The Company manages its credit risk related to over-the-counter derivatives by only entering into transactions with creditworthy counterparties with long-standing performance records. The Company manages its credit risk related to the freestanding reinsurance derivative by monitoring the credit ratings of the reinsurers (Sycamore Re and a nonaffiliated reinsurer) and requiring either a certain level of assets to be held in a trust for the benefit of the Company or a letter of credit to be held by the reinsurers and assigned to the Company. As of December 31, 2011, a nonaffiliated reinsurer and Sycamore Re held assets in trust with a market value of $578,762 and $4,723, respectively, and a letter of credit of $315,865 and $123,913, respectively. As of December 31, 2010, a nonaffiliated reinsurer and Sycamore Re held assets with a market value of $355,801 and $4,701, respectively, in trust and a letter of credit of $107,713 and $69,000, respectively. See note 5 for a description of the impact of credit risk on the valuation of freestanding reinsurance derivatives.

55	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(8)	Future Policy Benefits and Claims

The liability for future policy benefits for universal life policies and investment contracts (approximately 76% and 80% of the total liability for future policy benefits as of December 31, 2011 and 2010, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 4.0%, 4.2% and 4.5% for the years ended December 31, 2011, 2010 and 2009, respectively.

The liability for future policy benefits for traditional life products has been established based upon the net level premium method using interest rates varying from 2.0% to 8.0%.

(a) Withdrawals

Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

(b) Mortality and Morbidity

Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.

(9)	Notes Payable

In December 2011, ONLIC issued a $4,500, 5% surplus note to SML, as payment for the purchase of the additional shares of NSLAC (refer to note 1). This note matures on December 15, 2031.

In April 2011, MONT issued a $250,000, 6.625% surplus note to ONFS. This note matures on May 1, 2031.

In April 2007, ONLIC issued a $6,000, 5.8% surplus note. This note matures on April 1, 2027.

In September 2001, ONLIC issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021.

In May 1996, ONLIC issued $50,000, 8.5% surplus notes to unrelated parties, due May 15, 2026.

Total interest expense was $19,711, $8,384 and $8,384 for the years ended December 31, 2011, 2010 and 2009, respectively. Included in total interest expense were amounts paid to ONFS of $3,750 in 2011, 2010 and 2009. Total interest expense is included in investment expenses as a component of net investment income.

The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.

56	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(10)	Goodwill and Intangible Assets

The following table illustrates the carrying value of goodwill and intangible assets as of December 31:

	2011	2010
Goodwill	$560	560
Unamortized intangible assets, insurance licenses	195	195

Total	$755	755

The Company’s intangible asset related to insurance licenses was acquired with the purchase of NSLAC by SMON Holdings, Inc. (SMON) in 2002. The value of the intangible is primarily dependent upon the maintenance of the New York license. License fees are paid annually in order to maintain the license in good standing. As this license remains in good standing with all regulatory requirements met, no impairment was recognized on this asset.

Based upon goodwill impairment testing for the years ended December 31, 2011, 2010 and 2009, no impairment was deemed necessary.

(11)	Income Tax

The provision for income taxes is as follows:

	2011	2010	2009
Current expense (benefit)	$31,706	(31,200)	58,368
Deferred expense (benefit)	102,425	98,369	(54,290)

Total income tax expense	$134,131	67,169	4,078

The following table is the reconciliation of the provision for income taxes based on enacted U.S. Federal income tax rates to the total income tax expense provision reported in the consolidated financial statements for the years ended December 31:

	2011	2010	2009
Pre-tax income times U.S. enacted tax rate	$151,004	72,991	17,703
Tax-preferred investment income	(16,337)	(11,003)	(12,746)
Change in valuation allowance	—	—	(1,201)
Other, net	(536)	5,181	322

Income taxes	$134,131	67,169	4,078

Effective tax rate	31.1%	32.2%	8.1%

57	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The Internal Revenue Service (IRS) completed the review of the 2003 refund claim and tax return years 2004 through 2007. The Company and IRS Appeals reached an agreement and for this five year period with no additional taxes due. The IRS completed the review of the 2008 tax return year and raised an issue concerning a temporary item and an issue concerning the computation of the Dividends Received Deduction on Separate Account (SA DRD) assets held in connection with variable annuity and life contracts. During 2011, 2010 and 2009 tax return years, the Company recognized an income tax benefit of $9,520, $6,975 and $8,260, respectively, related to the SA DRD and is reflected as a component of tax-preferred investment income in the rate reconciliation above. The Company is pursuing the administrative appeals process and expects to resolve all matters favorably. The Company completed the ASC 740 Income Taxes, analysis and determined no reduction of tax benefits is required.

The Company’s policy for recording interest and penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes. No interest or additions to tax relating to the IRS review has been recorded during 2009 through 2011

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

	2011	2010
Deferred tax assets:
Pension and benefit obligations	$13,707	12,205
Future policy benefits	722,727	663,781
Mortgage loans on real estate	1,552	3,240
Net operating loss carryforwards	5,640	3,475
Capital loss carryforward	17,280	27,285
Other	23,106	12,092

Total gross deferred tax assets	784,012	722,078
Valuation allowance on deferred tax assets	—	—

Net deferred tax assets	784,012	722,078

Deferred tax liabilities:
Deferred policy acquisition costs	262,344	291,305
Fixed maturity securities available-for-sale	127,146	73,752
Fixed assets	1,006	661
Reinsurance recoverable	780,835	612,287
Other	16,390	6,789

Total gross deferred tax liabilities	1,187,721	984,794

Net deferred tax liability	$(403,709)	(262,716)

58	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future income over the periods in which the deferred tax assets are deductible, and available tax planning strategies, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

As of December 31, 2011, the Company has life subgroup capital loss carryforwards of $48,061 expiring in 2014. All loss carryforwards are expected to be fully utilized before expiring.

NSLAC as of December 31, 2011, has a net operating losses of $16,114. There are net operating losses of $3,432 incurred in periods ending through March 31, 2007. These losses were incurred prior to affiliation and can only be used to offset the income of NSLAC. These losses expire in 2016 through 2021. There are net operating losses of $12,682 incurred in periods beginning April 1, 2007 through December 31, 2011. These losses were incurred post affiliation and can only be used to offset the income of NSLAC through December 31, 2012. Beginning in 2013 these losses are available to offset consolidated taxable income. These losses expire in 2022 through 2026. There are capital losses of $706 available as of December 31, 2011, to be carried forward and will expire in 2014. The Company believes it is more likely than not all losses will be utilized before expiring. The change in the valuation allowance for period ending December 31, 2011, 2010 and 2009 was $0, $0, and $(1,201), respectively.

(12)	Additional Financial Instruments Disclosure

(a)	Financial Instruments with Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, and venture capital partnerships of approximately $7,268 and $6,951 as of December 31, 2011 and 2010, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

59	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(b)	Significant Concentrations of Credit Risk

Mortgage loans consist primarily of commercial mortgage loans originated in the United States. Mortgage loans are collateralized by the underlying properties. Collateral on mortgage loans must meet or exceed 125% of the loan at the time the loan is made. The carrying amounts of our mortgage loan portfolio as of December 31 were as follows:

	2011	2010
Commercial mortgage loans	$1,286,328	1,279,099
Valuation allowance	3,808	7,287

Net carrying value	$1,282,520	1,271,812

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce concentration risk. The Company’s portfolio is collateralized by properties located in the United States. Total loans in any state do not exceed 12% as of December 31, 2011 and 2010.

At December 31, 2011, the states that exceeded 10% of the total loan portfolio were Texas and Ohio with carrying values of $143.2 million and $136.9 million, respectively. At December 31, 2010, the states that exceeded 10% of the total loan portfolio were Texas and Ohio with carrying values of $145.0 million and $143.4 million, respectively.

We perform an annual performance review of our commercial mortgage loan portfolio and assign a rating based on the property’s loan-to-value (LTV), age, mortgage debt service coverage (DSC) and occupancy. This analysis helps identify loans that may experience difficulty and highlights loans that are not performing well. If a loan is not paying in accordance with contractual terms, it is placed on a watch list and monitored through inspections and contact with the property’s local representative. In addition, as part of our portfolio maintenance in 2011, we physically inspected nearly 100% of our portfolio. The LTV and DSC ratios are applied consistently across the entire commercial mortgage loan portfolio.

The following table summarizes our commercial mortgage loan portfolio LTV ratios and DSC ratios using available data as of December 31. The ratios are updated as information becomes available.

	2011
	Debt Service Coverage
Loan-to-Value Ratio	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total
0% - 50%	$114,974	44,083	79,889	192,896	83,136	5,103	520,081
50% - 60%	59,023	23,096	103,311	193,963	64,678	6,823	450,894
60% - 70%	14,496	30,576	71,371	114,666	56,856	3,282	291,247
70% - 80%	4,720	1,823	1,108	3,303	9,344	—	20,298
80% and greater	—	—	—	—	—	—	—

Total	$193,213	99,578	255,679	504,828	214,014	15,208	1,282,520

60	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	2010
	Debt Service Coverage
Loan-to-Value Ratio	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total
0% - 50%	$99,037	41,335	74,243	178,727	51,192	5,821	450,355
50% - 60%	35,610	40,178	87,954	210,188	52,566	—	426,496
60% - 70%	28,292	48,382	84,946	120,800	76,242	4,022	362,684
70% - 80%	6,686	—	9,994	5,590	8,982	1,025	32,277
80% and greater	—	—	—	—	—	—	—

Total	$169,625	129,895	257,137	515,305	188,982	10,868	1,271,812

LTV and DSC ratios are measures frequently used in commercial real estate to determine the quality of a mortgage loan. The loan-to-value ratio is a comparison between the current loan balance and the value assigned to the property and is expressed as a percentage. If the loan-to-value is greater than 100%, this would indicate that the loan amount exceeds the value of the property. It is preferred that the loan-to-value be less than 100%. Our corporate policy directs that our loan-to-value on new mortgages not exceed 75% for standard mortgages.

The DSC ratio compares the property’s net operating income to its mortgage debt service payments. If the debt service coverage ratio is less than 1.0, this would indicate that the property is not generating enough income after expenses to cover the mortgage payment. Therefore, a higher debt service coverage ratio could indicate a better quality loan.

Valuation Allowance

The valuation allowance on commercial mortgage loans is based on amounts collectively and individually evaluated for impairment as of December 31, 2011. The Company’s commercial mortgage loan portfolio has experienced minimal historical losses throughout the years, including the last three years.

61	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

A rollforward of our valuation allowance is as follows:

2011
Beginning balance	$7,287
Provision	(3,479)
Charge-offs	—
Recoveries	—
Effect of exchange rates	—

Ending balance	$3,808

Mortgage Loan Aging

The table below depicts the commercial mortgage loan portfolio exposure of the remaining balances (which equal the Company’s recorded investment) as of December 31:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total	Recorded Investment > 90 Days and Accruing
2011	$—	—	—	—	1,282,520	1,282,520	—

2010	$—	—	—	—	1,271,812	1,271,812	—

Performance, Impairment and Foreclosures

The Company had no mortgage loans in the process of foreclosure at December 31, 2011 and 2010. Mortgage loan write downs were $1,638, $2,189 and $766, during 2011, 2010 and 2009, respectively.

Commercial mortgage loans in foreclosure and mortgage loans considered to be impaired as of the balance sheet date are placed on a nonaccrual status if the payments are not current. Interest received on nonaccrual status mortgage loans are included in net investment income in the period received.

There were no mortgage loans on nonaccrual status as of December 31, 2011 and 2010.

The Company did not have any significant trouble debt restructurings of mortgage loans during 2011 or 2010.

62	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

At December 31, 2011 and 2010 ONLIC had no recorded investment in and unpaid principal balance of impaired commercial loans.

The Company sold certain mortgage loans to ONFS with a book value of $7,451 and $21,409 in 2011 and 2010, respectively.

The Company has a mortgage loan receivable from ONFS of $23,037 and $23,795 as of December 31, 2011 and 2010, respectively.

The Company has other financing receivables with contractual maturities of one year or less such as reinsurance recoverables and premiums receivables. The Company does not record a valuation allowance for these items since the Company has not had any significant collection issues related to these types of receivables. The Company writes off the receivable if it is deemed to be uncollectible.

(13)	Pensions and Other Post-Retirement Benefits

(a)	Home Office Pension Plans

The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The measurement dates were December 31, 2011 and 2010.

(b)	Home Office Post-Retirement Benefit Plans

The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. This plan provides a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2011 and 2010.

(c)	General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents. This plan provides benefits based on years of service and average compensation during the final five and ten years of service. Effective January 1, 2005, no agents hired after 2004 will participate in this plan.

63	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The measurement dates were December 31, 2011 and 2010.

(d)	Agents’ Post-Retirement Benefits Plans

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plans are contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2011 and 2010.

64	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(e)	Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31 is as follows:

	Pension benefits		Other benefits
	2011	2010	2011	2010
Change in benefit obligation:
Projected benefit obligation at beginning of year	$58,063	53,165	5,086	4,383
Service cost	1,714	1,637	50	47
Interest cost	3,649	3,514	292	265
Actuarial loss (gain)	8,124	4,255	(94)	653
Benefits paid*	(4,937)	(4,508)	(269)	(262)

Projected benefit obligation at end of year	$66,613	58,063	5,065	5,086

Accumulated benefit obligation	$54,628	46,248

Change in plan assets:
Fair value of plan assets at beginning of year	$44,258	39,067	—	—
Employer contribution	12,460	4,611	—	—
Actual return on plan assets	(615)	4,816	—	—
Benefits and expenses paid	(4,792)	(4,236)	—	—

Fair value of plan assets at end of year	$51,311	44,258	—	—

Funded status	$(15,302)	(13,805)	(5,065)	(5,086)

*	Benefits paid include amounts paid from both funded and unfunded benefit plans.

65	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	Pension benefits		Other benefits
	2011	2010	2011	2010
Amounts recognized in the balance sheet consist of:
Accrued benefit costs	$(15,302)	(13,805)	(5,065)	(5,086)

	Pension benefits		Other benefits
	2011	2010	2011	2010
Amounts recognized in other comprehensive income:
Net actuarial loss	$10,306	753	225	1,332
Prior service cost	—	124	547	546

Total	$10,306	877	772	1,878

	Pension benefits		Other benefits
	2011	2010	2011	2010
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss (gain)	$31,400	21,094	(2,223)	(2,448)
Prior service credit	—	—	(1,089)	(1,636)

Total	$31,400	21,094	(3,312)	(4,084)

The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2012 are $2,291 and $0, respectively. The estimated net gain and prior service credit for the other postretirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2012 are $(345) and $(546) respectively. There are no plan assets that are expected to be returned to the Company during the next twelve months.

66	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	Pension benefits
	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$1,714	1,637	1,529
Interest cost	3,649	3,514	3,310
Expected return on plan assets	(2,954)	(2,923)	(1,750)
Amortization of prior service cost	—	(124)	(124)
Amortization of net loss	1,387	1,607	1,965

Net periodic benefit cost	$3,796	3,711	4,930

	Other benefits
	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$50	47	49
Interest cost	292	265	378
Amortization of prior service cost	(547)	(546)	(349)
Amortization of net gain	(320)	(678)	(746)

Net periodic benefit cost	$(525)	(912)	(668)

Information for defined benefit pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31:

	Pension benefits
	2011	2010
Projected benefit obligation	$8,267	6,843
Accumulated benefit obligation	7,725	5,987
Fair value of plan assets	—	—

67	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(f)	Assumptions

	Pension benefits		Other benefits
	2011	2010	2011	2010
Weighted average assumptions used to determine net periodic benefit cost at January 1:
Discount rate	6.30%	6.55%	5.80%	6.15%
Expected long-term return on plan assets	6.75%	7.25%	—	—
Rate of compensation increase	3.85%	3.55%	—	—
Healthcare cost trend rate assumed for next year	—	—	3.05%	0.45%
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate)	—	—	1.80%	0.45%
Year that the rate reaches the ultimate trend rate	—	—	2012	2010
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	5.10%	6.30%	4.85%	5.80%
Rate of compensation increase	3.20%	3.85%	—	—

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

	1 Percentage point increase	1 Percentage point decrease
Effect on total of 2011 service cost and interest cost	$42	(35)
Effect on 2011 other post-retirement benefit obligation	591	(492)

68	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(g)	Plan Assets

The following table presents the hierarchy of the Company’s Pension plan assets at fair value as of December 31:

2011	Level 1	Level 2	Level 3	Total
Fixed maturity securities:
Corporate securities	$197	—	—	197
Equity securities	51,114	—	—	51,114

Total assets	$51,311	—	—	51,311

2010
Fixed maturity securities:
Corporate securities	$—	559	—	559
Equity securities	—	43,699	—	43,699

Total assets	$—	44,258	—	44,258

The Company categorizes pension benefit plan assets consistent with the Fair Value Hierarchy described in note 5.

The Company’s Other Post Employment Benefit plans were unfunded at December 31, 2011 and 2010.

The assets of the Company’s defined benefit pension plan (the Plan) are invested in a group variable annuity contract issued by the Company offering specific investment choices from various asset classes providing diverse and professionally managed options. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities. The target allocations are currently 65% equity securities and 35% debt securities.

For diversification and risk control purposes, where applicable each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

69	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 40% of the weighted average return and equity securities make up 60% of the weighted average return.

The following table shows the weighted average asset allocation by class of the Company’s qualified pension plan assets as of December 31:

	2011	2010
Equity securities	56%	63%
Debt securities	44	37

Total	100%	100%

(h)	Cash Flows

(i)	Contributions

A contribution of $12,460 was made to the qualified pension plan in 2011 for the 2011 plan year. No contribution to the qualified pension plan is expected in 2012 for the 2012 plan year.

(ii)	Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension benefits	Other benefits
2012	$10,729	225
2013	4,469	236
2014	2,874	248
2015	4,808	248
2016	4,437	248
2017-2021	27,124	1,320

(i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2011, 2010 and 2009 were $4,365, $6,237 and $4,605, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $1,496, $1,409 and $1,348 in 2011, 2010 and 2009, respectively.

70	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(j)	ONFS Employees

The Company’s qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(14)	Regulatory Risk-Based Capital and Dividend Restrictions

As of December 31, 2011, ONLIC, ONLAC, NSLAC and MONT exceeded the minimum risk-based capital (“RBC”) requirements as established by the NAIC.

The payment of dividends by ONLIC to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $90,000 may be paid by ONLIC to ONFS in 2012 without prior approval. Dividends of $108,000, $48,000 and $35,000 were declared by ONLIC to ONFS in 2011, 2010 and 2009, respectively, and dividends paid were $68,000, $48,000 and $35,000 in 2011, 2010 and 2009, respectively.

The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $34,590 may be paid by ONLAC to ONLIC in 2012 without prior approval. ONLAC paid dividends to ONLIC of $24,640, $20,160 and $20,480 in 2011, 2010 and 2009, respectively.

The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. NSLAC cannot pay any dividends in 2012 without prior approval of the New York Department of Insurance. No dividends were paid by NSLAC in 2011, 2010 and 2009.

MONT is subject to limitations, imposed by the State of Vermont, on the payment of dividends to its stockholder, ONLIC. Generally, dividends during any year may not be paid, without prior regulatory approval. No dividends were paid to ONLIC in 2011, 2010 and 2009.

(15)	Bank Line of Credit

ONLIC had revolving credit facilities of $160,000 and $120,000 as of December 31, 2011 and 2010, respectively, all of which was available at the Company’s request. The Company did not utilize this credit facility in 2011 or 2010.

71	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Total interest and fees paid on these lines of credit were $614, $354 and $210 in 2011, 2010 and 2009, respectively. There was no borrowing outstanding on these facilities as of December 31, 2011 or 2010.

(16)	Commitments and Contingencies

The Company primarily leases the home office building from its parent, ONFS, and hardware and software. Rent expense for both capital and operating leases was $3,742, $4,345 and $4,446 during 2011, 2010 and 2009, respectively. The lease on the Home Office constitutes 97% of the $12,234 future minimum operating lease payments. The future minimum lease payments under both operating and capital leases that have remaining noncancelable lease terms in excess of one year at December 31, 2011 are:

	Operating	Capital
2012	$2,797	663
2013	2,643	124
2014	2,548	—
2015	2,548	—
2016	1,698	—

Total minimum lease payments	$12,234	787

Less interest on capital leases		(35)

Liability for capitalized leases		$752

ONLIC and its subsidiaries are defendants in various legal actions arising in the normal course of business. The Company has accrued for estimated legal expenses to defend against these claims. In the opinion of management, after consultation with legal counsel, the ultimate disposition of these matters is not expected to have a material adverse effect on the Company’s consolidated financial condition or results of operations.

The Company has evaluated subsequent events through April 4, 2012 the date that the consolidated financial statements were available to be issued.

(17)	Reinsurance

The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. Ceded premiums approximated 34%, 22% and 20% of gross earned life and accident and health premiums during 2011, 2010 and 2009, respectively.

72	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The Company has entered into various coinsurance agreements to facilitate additional sales of fixed annuity products. Ceded amounts under these agreements range from one-third to two-thirds of the business produced. The ceded reserves attributable to coinsurance agreements were $588,630 and $678,782 as of December 31, 2011 and 2010, respectively.

The Company reinsures variable annuity-related risks to Sycamore Re (SYRE). The reinsurance agreements cover living benefits and death benefits sold only with or as a part of such living benefit riders.

GMIB and GMDB Riders Written After April 1, 2008

In December 2008, the Company entered into a reinsurance agreement with SYRE, an affiliated reinsurance company which is 100% owned by ONFS, to reinsure GMIB and ARDBR riders associated with variable annuity products written after April 1, 2008. During 2009, the treaty was amended to include new products issued beginning April 1, 2009. Under the agreement for contracts issued between April 1, 2008 and March 31, 2009, the Company retained the first 15% and reinsured to SYRE on an excess of loss basis the remaining 85% of the risk under its GMIB rider and the related ARDBR rider. For contracts issued after March 31, 2009, the Company reinsured to SYRE 100% of the risk for all riders listed above up to $5 million per annuitant. Furthermore, SYRE was to pay a single adjusted GMIB claim amount when a GMIB policy annuitized.

GMIB and GMDB Riders Written Prior to April 1, 2008

Effective July 31, 2010, a treaty addendum was executed which effectively resulted in the extinguishment of the prior treaty and the establishment of a new amended treaty. The new treaty resulted in the removal of the adjusted GMIB claim calculation that contains the one-time settlement payment and in its place, a GMIB claim amount that covers the monthly GMIB benefit during the annuity payout. SYRE now accepts 100% of the risk for all riders listed above up to $5 million per annuitant. As a result of this treaty addendum at July 31, 2010, the Company paid a premium in the amount of $29,160 to SYRE for this treaty addendum. The payment was to compensate SYRE for accepting mortality risk from fully participating in the annuitization and for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $89,801 which is included on the consolidated balance sheets under Reinsurance recoverable.

Effective November 30, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the cap coverage related to the GMIB riders associated with variable annuity products written on or after April 1, 2002 through March 31, 2008. Under the agreement, the cap coverage will have a deductible of $100,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was October 31, 2011. Because of this reinsurance agreement, the Company paid a premium of $32,019 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $32,019 which is included on the consolidated balance sheets under Reinsurance recoverable.

73	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Effective December 31, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the cap coverage related to the GMDB riders associated with variable annuity products written on or after July 1, 2005 but prior to April 1, 2008. Under the agreement, the cap coverage will have a deductible of $35,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was November 30, 2011. Because of this reinsurance agreement, the Company paid a premium of $19,106 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $19,106 which is included on the consolidated balance sheets under Reinsurance recoverable.

GLWB Riders

Effective May 1, 2010, the Company replaced its GMIB rider with a GLWB (see note 2(f)) rider in connection with its variable annuity products for all new business written from this date. The Company reinsures 100% of all GLWB riders with SYRE.

GMIB, GMDB, and GLWB Riders

During December 2011, amendments were made to the SYRE reinsurance treaties for pre April 1, 2008 GMIB riders; post April 1, 2008 GMIB riders; GLWB riders; and pre April 1, 2008 GMDB riders. The amendments provided SYRE with the option to convert the reinsurance treaties into a funds withheld (“FWH”) arrangement in which the Company would engage in a hedging program under SYRE’s direction and for the benefit of SYRE. The hedging performed by the Company for SYRE’s benefit would be done in segregated FWH accounts. At the end of each quarter, SYRE will reimburse the Company for any hedging losses and expenses for operating the hedging program and SYRE will receive credit for any gains realized under the hedging program. The FWH amendments also state the responsibilities of the Company and SYRE as it relates to the margin requirements on the open derivative positions held in the FWH accounts. SYRE is responsible for reimbursing the Company for any cash held in a margin account related to a derivative program operated for the benefit of SYRE. The derivatives held by the Company for the benefit of SYRE in each segregated FWH account as well as the cash held in a margin account related to the derivative program are considered the amounts withheld and are recorded as separate funds withheld liability (or asset if the derivative positions decrease). The change in the value of the FWH related to the derivative positions were recorded within Derivative Instruments in the Statement of Income. As of December 31, 2011, the FWH option was elected by SYRE for the post April 1, 2008 GMIB riders and GLWB riders reinsurance treaties. As part of the initial FWH election, open derivative futures were sold from SYRE to the Company using the December 29, 2011 closing value of these positions of $16,095.

74	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Amounts in the accompanying financial statements related to ceded business to SYRE were as follows for the years ended December 31:

	2011		2010	2009
Consolidated Statements of Income:	$
Annuity premiums and charges:
Reinsurance premiums		67,986	49,566	23,761
Net realized gains (losses):
Derivative instruments:
FWH under reinsurance		1,795	—	—
Benefits and claims:
Benefits incurred		716	102	134
Consolidated Balance Sheets:
Reinsurance recoverable:
Ceded reserves		85,994	5,401
Cost of reinsurance, 2010 activity		73,721	85,129
Cost of reinsurance, 2011 activity		51,125	—
Policy and contract claims		255	18
Other liabilities:
FWH under reinsurance:
Margin account		34,227	—
Unrealized losses derivative instruments		(1,795)	—
Premiums payable		6,371	4,757

75

Schedule I

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Summary of Investments – Other Than Investments in Related Parties

December 31, 2011

(Dollars in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. Government	$67,554	81,375	81,375
Obligations of states and political subdivisions	298,052	316,050	316,050
Debt securities issued by foreign governments	3,997	4,301	4,301
Corporate securities	3,652,519	3,973,448	3,973,448
Asset-backed securities	528,673	525,695	525,695
Mortgage-backed securities	983,190	1,013,955	1,013,955

Total fixed maturity available-for-sale securities	5,533,985	5,914,824	5,914,824

Equity securities available-for-sale:
Common stocks:
Industrial, miscellaneous, and all other	35,504	38,108	38,108
Nonredeemable preferred stocks:	296	248	248

Total equity securities available-for-sale	35,800	38,356	38,356

Fixed maturity held-to-maturity securities:
Bonds:
U.S. Treasury securities and obligations of U.S. Government	10,705	11,857	10,705
Obligations of states and political subdivisions	1,955	2,426	1,955
Debt securities issued by foreign governments	1,000	1,000	1,000
Corporate securities	954,818	1,037,916	954,818
Asset-backed securities	5	5	5

Total fixed maturity held-to-maturity securities	968,483	1,053,204	968,483

Trading securities:
Bonds:
Obligations of states and political subdivisions	301	324	324
Corporate securities	10,526	11,467	11,467
Asset-backed securities	1,379	1,384	1,384
Mortgage-backed securities	464	482	482

Total fixed maturity trading securities:	12,670	13,657	13,657

Mortgage loans on real estate, net	1,286,328		1,282,520	[1]

Real estate, net:
Investment properties	297		297	[2]
Acquired in satisfaction of debt	3,860		3,225	[2]

Total real estate, net	4,157		3,522

Policy loans	333,745		333,745
Other long-term investments	30,485		21,141	[3]
Short-term investments securities landing collateral	272,612		272,612
Short-term investments	69,145		69,145

Total investments	$8,547,410		8,918,005

1	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.
2	Difference from Column B is due to adjustments for accumulated depreciation.
3	Difference from Column B is due to operations gains and /or losses of investments in limited partnerships and to unrealized gains and / or losses of investments in hedging operations.

See accompanying report of independent registered public accounting firm.

Schedule III

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Supplementary Insurance Information

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs	Future policy benefits, losses, claims, and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2011:
Individual life insurance	$636,767	4,056,126			203,103
Pension and Annuities	387,944	3,126,132			13,931
Other Insurance	29,341	1,795,052			17,286
Corporate	—	—			—

Total	$1,054,052	8,977,310			234,320

2010:
Individual life insurance	$637,334	3,792,261			259,029
Pension and Annuities	447,466	3,775,312			26,866
Other Insurance	27,637	1,456,527			18,167
Corporate	—	—			—

Total	$1,112,437	9,024,100			304,062

2009:
Individual life insurance	$652,113	3,539,632			254,047
Pension and Annuities	562,140	4,302,113			17,658
Other Insurance	28,387	1,453,815			19,375
Corporate	—	—			—

Total	$1,242,640	9,295,560			291,080

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment	Benefits, claims, losses and settlement expenses[3]	Amortization of deferred acquisition costs	Other operating expenses[2]	Premiums written[4]
2011:
Individual life insurance	$247,278	394,851	76,497	23,042
Pension and Annuities	211,840	178,013	102,329	124,407
Other Insurance	12,046	12,220	(631)	6,289
Corporate	(4,630)	(278,294)	12,841	13,715

Total	$466,534	306,790	191,036	167,453

2010:
Individual life insurance	$235,876	395,496	80,399	53,294
Pension and Annuities	244,801	129,227	174,329	107,932
Other Insurance	12,497	18,791	2,520	2,447
Corporate	(10,324)	(15,869)	(40,499)	21,646

Total	$482,850	527,645	216,749	185,319

2009:
Individual life insurance	$219,583	380,037	51,031	47,579
Pension and Annuities	254,100	237,756	64,619	88,552
Other Insurance	13,260	17,076	2,799	1,403
Corporate	5,456	110,193	(87,618)	17,834

Total	$492,399	745,062	30,831	155,368

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
3	Policyholders’ dividends on participating policies are included in Column H amounts.
4	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

77

Schedule IV

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Reinsurance

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2011:
Life insurance in force	$137,520,711	85,783,951	125,407	51,862,167	0.2%
Premiums:
Life insurance	430,981	229,745	1,867	203,103	0.9%
Pension and Annuities	13,931	—	—	13,931	—%
Accident and health insurance	33,767	21,797	5,316	17,286	30.8%

Total	$478,679	251,542	7,183	234,320	3.1%

2010:
Life insurance in force	$129,774,588	68,783,261	137,450	61,128,777	0.2%
Premiums:
Life insurance	384,992	127,959	1,996	259,029	0.8%
Pension and Annuities	26,866	—	—	26,866	—%
Accident and health insurance	34,959	22,486	5,694	18,167	31.3%

Total	$446,817	150,445	7,690	304,062	2.5%

2009:
Life insurance in force	$120,019,028	68,473,449	142,876	51,688,455	0.3%
Premiums:
Life insurance	356,305	106,386	4,128	254,047	1.6%
Pension and Annuities	17,658	—	—	17,658	—%
Accident and health insurance	36,162	24,294	7,507	19,375	38.7%

Total	$410,125	130,680	11,635	291,080	4.0%

See accompanying report of independent registered public accounting firm.

Schedule V

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Valuation and Qualifying Accounts

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2011:
Valuation allowances – mortgage loans on real estate	$7,287	(3,479)	—	—	3,808
2010:
Valuation allowances – mortgage loans on real estate	$6,879	408	—	—	7,287
2009:
Valuation allowances – mortgage loans on real estate	$6,581	298	—	—	6,879

See accompanying report of independent registered public accounting firm.

Ohio National Variable Account D

Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits

(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 11, 2012.

Statements of Assets and Contract Owners’ Equity, December 31, 2011.

Statements of Operations for the Period Ended December 31, 2011.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2011 and 2010.

The following consolidated financial statements of the Depositor and its subsidiaries are also incorporated by reference in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 4, 2012.

Consolidated Balance Sheets, December 31, 2011 and 2010.

Consolidated Statements of Income for the Years Ended December 31, 2011, 2010 and 2009.

Consolidated Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2011, 2010 and 2009.

Consolidated Statements of Cash Flows for the Years Ended December 31, 2011, 2010 and 2009.

Notes to Consolidated Financial Statements, December 31, 2011, 2010, and 2009.

Financial Statement Schedules, December 31, 2011, 2010 and 2009.

(b) Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement of Ohio National Variable Account A (“VAA”) on Form S-6 on August 3, 1982 (File no. 2-78652) and is incorporated by reference herein.

(3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s Form N-4, Post-Effective Amendment no. 21 of Ohio National Variable Account A (File no. 2-91213) on April 25, 1997 and is incorporated by reference herein.

(4) Group Annuity, Form GA-93-VF-1, was filed as Exhibit (4) of the Registrant’s registration statement on July 20, 1994 and is incorporated by reference herein.

(4)(a) Group Annuity Certificate, Form GA-93-VF-1C, was filed as Exhibit (4)(a) of the Registrant’s registration statement on July 20, 1994 and is incorporated by reference herein.

(5) Group Annuity Application, Form 3762-R, was filed as Exhibit (5) of the Registrant’s registration statement on July 20, 1994 and is incorporated by reference herein.

(6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(8)(a) Fund Participation Agreement between Depositor and Prudential Funds was filed as Exhibit (3)(g) of Post-Effective Amendment No. 51 of Ohio National Variable Account A registration statement on Form N-4 on April 26, 2006 (File No. 333-43515) and is incorporated by reference herein.

(8)(b) Participation Agreement between The Ohio National Life Insurance Company, Ohio National equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Depositor’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(c) Amendment to Participation Agreement between The Ohio National Life insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Depositor’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(d) First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc., The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Depositor’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(e) Fund Participation Agreement by and among Depositor, Financial Investors Variable Insurance Trust, ALPS Advisers, Inc. and ALPS Distributors, Inc. was filed as Exhibit (8)(e) of Post-Effective Amendment No. 22 of Registrant’s registration statement on Form N-4 (File No. 33-81784) on April 30, 2008 and is incorporated by reference herein.

(9) Opinion of Counsel and consent to its use filed herewith as Exhibit 99(9)

(10) Consent of KPMG LLP is filed herewith as Exhibit 99(10)

(24) Powers of Attorney filed herewith as Exhibit 99(24)

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor
Larry J. Adams*	Senior Vice President & Chief Agency Officer

Thomas A. Barefield*	Director, Executive Vice President and Chief Marketing Officer – Institutional Sales

Lee E. Bartels*	Senior Vice President, Underwriting

Howard C. Becker*	Director, Executive Vice President & Chief Administrative Officer

G. Timothy Biggs*	Vice President, Mortgages & Real Estate

Jeffery A. Bley*	Vice President, ONESCO Compliance

Richard J. Bodner*	Vice President, Individual Annuity Operations and Distributor Compensation

Robert A. Bowen*	Senior Vice President, Information Systems

Jack E. Brown 50 E. Rivercenter Blvd. Covington, KY 4101	Director

Victoria B. Buyniski Gluckman 2343 Auburn Avenue Cincinnati, OH 45219	Director

Philip C. Byrde*	Vice President, Fixed Income Securities

Christopher J. Calabro*	Vice President, Career Marketing

Joseph A. Campanella 6179 Paderbourne Drive Hudson, OH 44236	Director

Christopher A. Carlson*	Director, Executive Vice President & Chief Investment Officer

Thomas G. Cody 7 West Seventh Street Cincinnati, OH 45202	Director

Robert W. Conway*	Vice President, PGA Marketing, Eastern Division

Rocky Coppola*	Vice President and Controller

Cletus L. Davis*	Senior Tax Officer

John A. DelPozzo*	Divisional Vice President

Ronald J. Dolan*	Director, Vice Chairman and Chief Risk Officer

Anthony G. Esposito*	Senior Vice President, Human Resources & Administration

Joseph M. Fischer*	Assistant Secretary

Rosemary L. Gatto*	Vice President, Claims

Paul J. Gerard*	Vice President, Structured Securities

Robert K. Gongwer*	Second Vice President, Taxes

Diane S. Hagenbuch*	Senior Vice President, Marketing

Kristal E. Hambrick*	Senior Vice President and Chief Product Officer

Michael F. Haverkamp*	Senior Vice President, General Counsel and Assistant Secretary

John W. Hayden 7000 Midland Blvd Batavia, OH 45103	Director

Ronald G. Heibert*	Senior Vice President & Chief Corporate Actuary

Gary T. Huffman*	Director, Chairman, President and Chief Executive Officer

Jed R. Martin*	Vice President, Private Placements

Elizabeth F. Martini*	Vice President & Counsel

Therese S. McDonough*	Second Vice President & Secretary

William J. McFadden*	Vice President, PGA Marketing, Western Division

Stephen R. Murphy*	Senior Vice President, Capital Management

Jeffrey K. Oehler*	Vice President, Information Systems

James F. Orr 201 East Fourth Street Cincinnati, OH 45202	Director

George B. Pearson*	Senior Vice President, PGA Marketing

John R. Philips 200 E. Randolph Drive, 43rd Floor Chicago, IL 60601	Director

William C. Price*	Vice President & Assistant General Counsel

Arthur J. Roberts*	Senior Vice President & Chief Financial Officer

Joseph R. Sander*	Vice President and Treasurer

William G. Schlechter M.D.*	Vice President and Medical Director

J. Michael Schlotman The Kroger Company 1014 Vine Street Cincinnati, OH 45202	Director

James C. Smith*	Senior Vice President, Internal Audit and Compliance

Raymond D. Spears*	Vice President, Underwriting

Tracey L. Spikes*	Divisional Vice President

Kenneth E. Stehlin*	Vice President, FASTeam

Barbara A. Turner*	Senior Vice President, Broker/Dealer Operations

Paul J. Twilling*	Senior Vice President, Information Systems

Michael C. Vogel*	Vice President, Information Systems

Trisha M. Weiner*	Vice President, Institutional Sales Marketing

Peter Whipple*	Vice President, Life Product Managment

*	The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%
OnFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	51%
Financial Way Realty, Inc.	Ohio	100%
Suffolk Capital Management LLC (investment adviser)	Delaware	83%
Sycamore Re, Ltd. (captive reinsurance company)	Bermuda	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	83%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
National Security Life and Annuity Company (insurance company)	New York	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Global Holdings, LLC, an insurance holding company organized under the laws of Delaware.

ON Global Holdings, LLC owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and National Security Life and Annuity Company under registrant National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of March 31, 2012, this series of Registrant’s contracts were owned by 122 owners.

Item 28. Indemnification

The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:

Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor’s Code of Regulations states as follows:

If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.

The directors and officers of ONEQ are:

Name	Position with ONEQ
Gary T. Huffman	President and Director
Thomas A. Barefield	Senior Vice President
Michael F. Haverkamp	Secretary and Director
Barbara A. Turner	Director, Vice President of Operations & Comptroller and Treasurer
H. Douglas Cooke	Vice President, Institutional Sales
Richard J. Dowdle	Vice President, Institutional Sales
Martin T. Griffin	Vice President, Institutional Sales
Laurens N. Sullivan	Vice President, Institutional Sales
Jeffery A. Bley	Chief Compliance Officer
Kimberly A. Plante	Assistant Secretary

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$103,292	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)	Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2)	General and auxiliary ledgers:

Depositor

(3)	Securities records for portfolio securities:

Depositor

(4)	Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5)	Records of brokerage orders:

Not applicable.

(6)	Records of other portfolio transactions:

Depositor

(7)	Records of options:

Not applicable

(8)	Records of trial balances:

Depositor

(9)	Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10)	Records identifying persons or group authorizing portfolio transactions:

Depositor

(11)	Files of advisory materials:

Not applicable

(12)	Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a)

Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

(b)

The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c)

The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d)	The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e)

Rule 484 Undertaking – Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account D certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has duly caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 24th day of April, 2012.

Ohio National Variable Account D
(Registrant)
By:	The Ohio National Life Insurance Company
(Depositor)

By:	/s/ Kristal E. Hambrick
Kristal E. Hambrick, Senior Vice President and Chief Product Officer

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 24th day of April, 2012.

The Ohio National Life Insurance Company
(Depositor)

By:	/s/ Kristal E. Hambrick
Kristal E. Hambrick, Senior Vice President and Chief Product Officer

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	/s/ Gary T. Huffman Gary T. Huffman	Chairman, President, Chief Executive Officer and Director (Principal Executive Officer	April 24, 2012

	/s/ Thomas A. Barefield Thomas A. Barefield	Director	April 24, 2012

	/s/ Howard C. Becker Howard C. Becker	Director	April 24, 2012

	*/s/ Jack E. Brown Jack E. Brown	Director	April 24, 2012

	*/s/ Victoria B. Buyniski Gluckman Victoria B. Buyniski Gluckman	Director	April 24, 2012

	*/s/ Joseph A. Campanella Joseph A. Campanella	Director	April 24, 2012

	/s/ Christopher A. Carlson Christopher A. Carlson	Director	April 24, 2012

	*/s/ Thomas G. Cody Thomas G. Cody	Director	April 24, 2012

	*/s/ Ronald J. Dolan Ronald J. Dolan	Director	April 24, 2012

	*/s/ John W. Hayden John W. Hayden	Director	April 24, 2012

	*/s/ James F. Orr James F. Orr	Director	April 24, 2012

	*/s/ John R. Phillips John R. Phillips	Director	April 24, 2012

	/s/ Arthur J. Roberts Arthur J. Roberts	Senior Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	April 24, 2012

	*/s/ J. Michael Schlotman J. Michael Schlotman	Director	April 24, 2012

*By:	Therese S. McDonough

Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(9)	Opinion of Counsel
99(10)	Consent of KPMG LLP
99(24)	Powers of Attorney